Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	FDML
Entity Registrant Name	FEDERAL MOGUL CORP
Entity Central Index Key	0001419581

Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 6,590		$ 6,816		$ 6,138
Cost of products sold	(5,671)		(5,728)		(5,132)
Gross margin	919		1,088		1,006
Selling, general and administrative expenses	(706)		(683)		(679)
OPEB curtailment gains	51		1		29
Adjustments of assets to fair value	(187)		(307)		(2)
Interest expense, net	(128)		(127)		(129)
Amortization expense	(49)		(48)		(49)
Equity earnings of non-consolidated affiliates	34		37		32
Restructuring expense, net	(26)		(5)		(8)
Other expense, net	(26)		(14)		(16)
(Loss) income from continuing operations before income taxes	(118)		(58)		184
Income tax benefit (expense)	29		(17)		(12)
Net (loss) income from continuing operations	(89)		(75)		172
Loss from discontinued operations, net of tax	(21)		(8)		(5)
Net (loss) income	(110)		(83)		167
Less net income attributable to noncontrolling interests	(7)		(7)		(6)
Net (loss) income attributable to Federal-Mogul	(117)	[1]	(90)	[2]	161
Net (loss) income per common share attributable to Federal-Mogul - basic:
Net (loss) income from continuing operations	$ (0.97)		$ (0.83)		$ 1.68
Loss from discontinued operations	$ (0.21)		$ (0.08)		$ (0.05)
Net (loss) income	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.63
Net (loss) income per common share attributable to Federal-Mogul - diluted:
Net (loss) income from continuing operations	$ (0.97)		$ (0.83)		$ 1.67
Loss from discontinued operations	$ (0.21)		$ (0.08)		$ (0.05)
Net (loss) income	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.62
Amounts attributable to Federal-Mogul:
Net (loss) income from continuing operations	(96)		(82)		166
Loss from discontinued operations	(21)		(8)		(5)
Net (loss) income attributable to Federal-Mogul	$ (117)	[1]	$ (90)	[2]	$ 161

[1]	The Company's results were impacted by the following: • Quarter ended December 31, 2012: The Company recognized adjustment of assets to fair value of $20 million, partially offset by $5 million of tax benefit. • Quarter ended September 30, 2012: The Company recognized adjustment of assets to fair value of $46 million, partially offset by $7 million of tax benefit. This net charge was more than offset by the Company's recognition of a $51 million OPEB curtailment gain with no tax impact. • Quarter ended June 30, 2012: The Company recognized adjustment of assets to fair value of $119 million, partially offset by $15 million of tax benefit.
[2]	The Company's results were impacted by the following: • Quarter ended December 31, 2011: The Company recognized adjustment of assets to fair value of $304 million, partially offset by $14 million of tax benefit.

Consolidated Statements of Comprehensive (Loss) Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (110)	$ (83)	$ 167
Other comprehensive (loss) income:
Foreign currency translation adjustments and other	56	(132)	13
Postemployment benefits:
Net unrealized postemployment benefits (costs) credits arising during year	(211)	(121)	81
Reclassification of net postemployment benefits (credits) costs included in net (loss) income during year	(29)	8	(16)
Income taxes	27	1
Postemployment benefits, net of tax	(213)	(112)	65
Hedge instruments:
Net unrealized hedging gains (losses) arising during year	1	(32)	(41)
Reclassification of net hedging losses included in net (loss) income during year	47	34	28
Income taxes	(2)	3
Hedge instruments, net of tax	46	5	(13)
Other comprehensive (loss) income, net of tax	(111)	(239)	65
Comprehensive (loss) income	(221)	(322)	232
Less comprehensive income attributable to noncontrolling interests	(7)	(2)	(5)
Comprehensive (loss) income attributable to Federal-Mogul	$ (228)	$ (324)	$ 227

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and equivalents	$ 467	$ 953
Accounts receivable, net	1,396	1,186
Inventories, net	1,074	956
Prepaid expenses and other current assets	203	204
Total current assets	3,140	3,299
Property, plant and equipment, net	1,971	1,855
Goodwill and other indefinite-lived intangible assets	1,019	1,115
Definite-lived intangible assets, net	408	434
Investments in non-consolidated affiliates	240	228
Other noncurrent assets	149	98
Total assets	6,927	7,029
Current liabilities:
Short-term debt, including current portion of long-term debt	94	88
Accounts payable	751	767
Accrued liabilities	423	367
Current portion of pensions and other postemployment benefits liability	47	43
Other current liabilities	174	165
Total current liabilities	1,489	1,430
Long-term debt	2,733	2,741
Pensions and other postemployment benefits liability	1,362	1,229
Long-term portion of deferred income taxes	388	434
Other accrued liabilities	123	142
Shareholders' equity:
Preferred stock ($.01 par value; 90,000,000 authorized shares; none issued)
Common stock ($.01 par value; 450,100,000 authorized shares; 100,500,000 issued shares; 98,904,500 outstanding shares as of both December 31, 2012 and 2011)	1	1
Additional paid-in capital, including warrants	2,150	2,150
Accumulated deficit	(559)	(442)
Accumulated other comprehensive loss	(850)	(739)
Treasury stock, at cost	(17)	(17)
Total Federal-Mogul shareholders' equity	725	953
Noncontrolling interests	107	100
Total shareholders' equity	832	1,053
Liabilities and shareholders' equity	$ 6,927	$ 7,029

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	90,000,000	90,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	450,100,000	450,100,000
Common stock, shares issued	100,500,000	100,500,000
Common stock, shares outstanding	98,904,500	98,904,500

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Provided From (Used By) Operating Activities
Net (loss) income	$ (110)	$ (83)	$ 167
Adjustments to reconcile net (loss) income to net cash provided from (used by) operating activities:
Depreciation and amortization	289	284	333
Adjustment of assets to fair value (Note 3)	194	307	2
Change in postemployment benefits, excluding curtailment gains	(66)	(45)	(26)
Deferred tax benefit	(78)	(17)	(41)
Equity earnings of non-consolidated affiliates	(34)	(37)	(32)
Cash dividends received from non-consolidated affiliates	31	16	43
Restructuring expense, net	26	5	8
Payments against restructuring liabilities	(15)	(21)	(36)
OPEB curtailment gains	(51)	(1)	(29)
Insurance proceeds related to Thailand flood	17
Gains from sales of property, plant, and equipment	(2)
Loss on Venezuelan currency devaluation			25
Gain on liabilities subject to compromise			(14)
Changes in operating assets and liabilities:
Accounts receivable	(197)	(137)	(149)
Inventories	(93)	(140)	(27)
Accounts payable	(2)	87	122
Other assets and liabilities	38	23	58
Net Cash (Used by) Provided From Operating Activities	(53)	241	404
Cash Provided From (Used By) Investing Activities
Expenditures for property, plant and equipment	(387)	(348)	(251)
Payments to acquire businesses, net of cash acquired	(52)	(8)	(39)
Insurance proceeds related to Thailand flood	13
Net proceeds from sales of property, plant and equipment	5		3
Investment in non-consolidated affiliates	(6)
Other			4
Net Cash Used By Investing Activities	(427)	(356)	(283)
Cash Provided From (Used By) Financing Activities
Principal payments on term loans	(30)	(29)	(30)
Net proceeds (remittances) on servicing of factoring arrangements	2	2	(10)
Decrease in other long-term debt		(4)	(3)
Increase (decrease) in short-term debt	6	16	(1)
Net Cash Used By Financing Activities	(22)	(15)	(44)
Effect of foreign currency exchange rate fluctuations on cash	16	(22)	14
Effect of Venezuelan currency devaluation on cash			(20)
Effect of foreign currency fluctuations on cash	16	(22)	(6)
(Decrease) increase in cash and equivalents	(486)	(152)	71
Cash and equivalents at beginning of year	953	1,105	1,034
Cash and equivalents at end of year	$ 467	$ 953	$ 1,105

Consolidated Statements of Shareholders' Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Beginning Balance, value at Dec. 31, 2009	$ 1,023	$ 1	$ 2,123	$ (513)	$ (571)	$ (17)	$ 76
Net (loss) income	167			167			6
Less net income attributable to noncontrolling interests	(6)			(6)
Other comprehensive income, net of tax	66				66		(1)
Capital investment in subsidiary by non-controlling shareholder							7
Stock-based compensation (see Note 19)	27		27
Ending Balance, value at Dec. 31, 2010	1,277	1	2,150	(352)	(505)	(17)	88
Net (loss) income	(83)			(83)			7
Less net income attributable to noncontrolling interests	(7)			(7)
Other comprehensive income, net of tax	(234)				(234)		(5)
Capital investment in subsidiary by non-controlling shareholder							10
Ending Balance, value at Dec. 31, 2011	953	1	2,150	(442)	(739)	(17)	100
Net (loss) income	(110)			(110)			7
Less net income attributable to noncontrolling interests	(7)			(7)
Other comprehensive income, net of tax	(111)				(111)
Ending Balance, value at Dec. 31, 2012	$ 725	$ 1	$ 2,150	$ (559)	$ (850)	$ (17)	$ 107

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.       BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Statement Presentation: The audited consolidated financial statements of Federal-Mogul Corporation (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Principles of Consolidation: The Company consolidates into its financial statements the accounts of the Company, all wholly-owned subsidiaries, and any partially-owned subsidiary that the Company has the ability to control. Control generally equates to ownership percentage, whereby investments that are more than 50% owned are consolidated, investments in affiliates of 50% or less but greater than 20% are accounted for using the equity method, and investments in affiliates of 20% or less are accounted for using the cost method. The Company does not consolidate any entity for which it has a variable interest based solely on power to direct the activities and significant participation in the entity’s expected results that would not otherwise be consolidated based on control through voting interests. Further, the Company’s joint ventures are businesses established and maintained in connection with the Company’s operating strategy. All intercompany transactions and balances have been eliminated.

Reclassifications: Certain prior period amounts have been reclassified to conform with the presentation used in this filing. This is due to the Company’s re-segmentation of its reporting segments. See Note 23 for further details on the re-segmentation.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be based upon amounts that differ from these estimates.

Controlling Ownership: Mr. Carl C. Icahn indirectly controls approximately 78% of the voting power of the Company’s capital stock and, by virtue of such stock ownership, is able to control or exert substantial influence over the Company, including the election of directors, business strategy and policies, mergers or other business combinations, acquisition or disposition of assets, future issuances of common stock or other securities, incurrence of debt or obtaining other sources of financing, and the payment of dividends on the Company’s common stock. The existence of a controlling stockholder may have the effect of making it difficult for, or may discourage or delay, a third party from seeking to acquire a majority of the Company’s outstanding common stock, which may adversely affect the market price of the stock.

Mr. Icahn’s interests may not always be consistent with the Company’s interests or with the interests of the Company’s other stockholders. Mr. Icahn and entities controlled by him may also pursue acquisitions or business opportunities that may or may not be complementary to the Company’s business. To the extent that conflicts of interest may arise between the Company and Mr. Icahn and his affiliates, those conflicts may be resolved in a manner adverse to the Company or its other shareholders.

Icahn Sourcing, LLC (“Icahn Sourcing”) is an entity formed and controlled by Mr. Icahn in order to maximize the potential buying power of a group of entities with which Mr. Icahn has a relationship in negotiating with a wide range of suppliers of goods, services and tangible and intangible property at negotiated rates. Icahn Enterprises was a member of the buying group in 2012. Prior to December 31, 2012 Icahn Enterprises did not pay Icahn Sourcing any fees or other amounts with respect to the buying group arrangement.

In December, 2012, Icahn Sourcing advised the Company that effective January 1, 2013 it would restructure its ownership and change its name to Insight Portfolio Group LLC (“Insight Portfolio Group”). In connection with the restructuring, the Company acquired a minority equity interest in Insight Portfolio Group and agreed to pay a portion of Insight Portfolio Group’s operating expenses in 2013. In addition to the minority equity interest held by Icahn Enterprises Holdings, certain subsidiaries of Icahn Enterprises Holdings, including CVR, Tropicana, ARI, Viskase PSC Metals and WPH also acquired minority equity interests in Icahn Portfolio Group and agreed to pay a portion of Insight Portfolio Group’s operating expenses in 2013. A number of other entities with which Mr. Icahn has a relationship also acquired equity interests in Insight Portfolio Group and also agreed to pay certain of Insight Portfolio Group’s operating expenses in 2013.

Cash and Equivalents: The Company considers all highly liquid investments with maturities of 90 days or less from the date of purchase to be cash equivalents.

Acquisition: In June 2012, the Company entered into a definitive agreement to purchase the BERU spark plug business from BorgWarner, Inc. These spark plugs are manufactured in France and Germany and are sold to European original equipment manufacturers. The purchase closed at the end of September 2012 for $52 million, net of cash acquired. The Company has performed a preliminary allocation of the purchase price in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) Topic 805, Business Combinations. The Company is utilizing a third party to assist in the fair value determination of certain components of the purchase price allocation, namely fixed assets and intangible assets. The Company has preliminarily recorded $22 million of definite-lived intangible assets (primarily customer relationships) and $1 million of indefinite-lived intangible assets (trademarks) associated with this acquisition.

Trade Accounts Receivable and Allowance for Doubtful Accounts: Trade accounts receivable is stated at net realizable value, which approximates fair value. The Company does not generally require collateral for its trade accounts receivable. Accounts receivable is reduced by an allowance for amounts that may become uncollectible in the future. This estimated allowance is based primarily on management’s evaluation of specific balances as the balances become past due, the financial condition of its customers and the Company’s historical experience of write-offs. The Company’s general policy for uncollectible accounts, if not reserved through specific examination procedures, is to reserve based upon the aging categories of accounts receivable and whether amounts are due from an original equipment manufacturer or servicer (“OE”) or aftermarket customer. Past due status is based upon the invoice date of the original amounts outstanding. Included in selling, general and administration (“SG&A”) expenses are bad debt expenses of $2 million, $3 million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s allowance for doubtful accounts was $13 million at both December 31, 2012 and 2011.

Federal-Mogul subsidiaries in Brazil, France, Germany, Italy and the United States are party to accounts receivable factoring and securitization facilities. Amounts factored under these facilities consist of the following:

	December 31
	2012	2011
	(Millions of Dollars)
Gross accounts receivable factored	$217	$203
Gross accounts receivable factored, qualifying as sales	216	202
Undrawn cash on factored accounts receivable	—	—

Proceeds from the factoring of accounts receivable qualifying as sales and expenses associated with the factoring of accounts receivable are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Proceeds from factoring qualifying as sales	$1,475	$1,731	$1,302
Expenses associated with factoring of receivables	7	9	6

Accounts receivables factored but not qualifying as a sale, as defined in FASB ASC Topic 860, Transfers and Servicing, were pledged as collateral and accounted for as secured borrowings and recorded in the consolidated balance sheets within “Accounts receivable, net” and “Short-term debt, including the current portion of long-term debt.” The expenses associated with receivables factoring are recorded in the consolidated statements of operations within “Other expense, net.” Where the Company receives a fee to service and monitor these transferred receivables, such fees are sufficient to offset the costs and as such, a servicing asset or liability is not incurred as a result of such activities.

Certain of the facilities contain terms that require the Company to share in the credit risk of the sold receivables. The maximum exposures to the Company associated with these certain facilities’ terms were $19 million and $23 million as of December 31, 2012 and 2011, respectively. The fair values of the exposures to the Company associated with these certain facilities’ terms were determined to be immaterial.

Inventories: The Company values inventory at the lower of cost or market, with cost determined on a first-in, first-out (“FIFO”) basis. Cost of inventory includes direct materials, labor and applicable manufacturing overhead costs. The value of inventories are reduced for excess and obsolete inventories based on management’s review of on-hand inventories compared to historical and estimated future sales and usage.

Long-Lived Assets: As a result of fresh-start reporting, long-lived assets such as property, plant and equipment (PP&E”) that were purchased prior to January 1, 2008 were stated at estimated replacement cost, unless the expected future use of the assets indicated a lower value was appropriate. PP&E purchased since that time are recorded at cost. Definite-lived intangible assets have been stated at fair value established at emergence and at cost thereafter. Long-lived assets are periodically reviewed for impairment indicators. If impairment indicators exist, the Company performs the required analysis and records an impairment charge, if required, in accordance with the subsequent measurement provisions of FASB ASC Topic 360, Property, Plant & Equipment (“FASB ASC 360”). If the carrying value of a long-lived asset is considered impaired, an impairment charge is recorded for the amount by which the carrying value of the long-lived asset exceeds its fair value. Depreciation and amortization is computed principally by the straight-line method for financial reporting purposes and by accelerated methods for income tax purposes.

Goodwill: As of December 31, 2007, goodwill was determined as the excess of reorganization value over amounts attributable to specific tangible and intangible assets, including developed technology and customer relationships. Goodwill is reviewed for impairment annually as of October 1, or more frequently if impairment indicators exist, in accordance with the subsequent measurement provisions of FASB ASC Topic 350, Intangibles – Goodwill and Other (“FASB ASC 350”). This impairment analysis compares the fair values of the Company’s reporting units to their related carrying values. If a reporting unit’s carrying value exceeds its fair value, the Company must then calculate the reporting unit’s implied fair value of goodwill and impairment charges are recorded for any excess of the goodwill carrying value over the implied fair value of goodwill. The reporting units’ fair values are based upon consideration of various valuation methodologies, including projected future cash flows discounted at rates commensurate with the risks involved, guideline transaction multiples, and multiples of current and future earnings.

Trademarks and Brand Names: As of December 31, 2007, trademarks and brand names were stated at fair value as a result of fresh-start reporting. These indefinite-lived intangible assets are reviewed for impairment annually as of October 1, or more frequently if impairment indicators exist, in accordance with the subsequent measurement provisions of FASB ASC 350. This impairment analysis compares the fair values of these assets to the related carrying values, and impairment charges are recorded for any excess of carrying values over fair values. These fair values are based upon the prospective stream of hypothetical after-tax royalty cost savings discounted at rates that reflect the rates of return appropriate for these intangible assets.

Pension and Other Postemployment Obligations: Pension and other postemployment benefit costs are dependent upon assumptions used in calculating such costs. These assumptions include discount rates, health care cost trends, expected returns on plan assets and other factors. In accordance with U.S. GAAP, actual results that differ from the assumptions used are accumulated and amortized over future periods and, accordingly, generally affect recognized expense and the recorded obligation in future periods.

Revenue Recognition: The Company records sales when products are shipped and the risks and rewards of ownership have transferred to the customer, the sales price is fixed and determinable, and the collectability of revenue is reasonably assured. Accruals for sales returns and other allowances are provided at the time of shipment based upon past experience. Adjustments to such returns and allowances are made as new information becomes available.

Rebates: The Company accrues for rebates pursuant to specific arrangements with certain of its customers, primarily in the aftermarket. Rebates generally provide for price reductions based upon the achievement of specified purchase volumes and are recorded as a reduction of sales as earned by such customers.

Sales and Sales Related Taxes: The Company collects and remits taxes assessed by various governmental authorities that are both imposed on and concurrent with revenue-producing transactions with its customers. These taxes may include, but are not limited to, sales, use, value-added, and some excise taxes. The collection of these taxes is reported on a net basis (excluded from revenues).

Shipping and Handling Costs: The Company recognizes shipping and handling costs as incurred as a component of cost of products sold in the consolidated statements of operations.

Engineering and Tooling Costs: Pre-production tooling and engineering costs that the Company will not own and that will be used in producing products under long-term supply arrangements are expensed as incurred unless the supply arrangement provides the Company with the noncancelable right to use the tools, or the reimbursement of such costs is agreed to by the customer. Pre-production tooling costs that are owned by the Company are capitalized as part of machinery and equipment, and are depreciated over the shorter of the tool’s expected life or the duration of the related program.

Research and Development: The Company expenses research and development (“R&D”) costs as incurred. R&D expense, including product engineering and validation costs, was $176 million, $169 million and $154 million for the years ended December 31, 2012, 2011 and 2010, respectively. R&D expense is recorded in the consolidated statements of operations within “Selling, general and administrative expenses.”

Advertising Costs: Advertising and promotion expenses for continuing operations are expensed as incurred and were $37 million, $49 million and $40 million for the years ended December 31, 2012, 2011 and 2010, respectively. Advertising and promotion expenses are recorded in the consolidated statements of operations within “Selling, general and administrative expenses.”

Restructuring: The costs contained within “Restructuring expense, net” in the Company’s consolidated statements of operations are comprised of two types: employee costs (principally termination benefits) and facility closure costs. Termination benefits are accounted for in accordance with FASB ASC Topic 712, Compensation – Nonretirement Postemployment Benefits (“FASB ASC 712”), and are recorded when it is probable that employees will be entitled to benefits and the amounts can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits. Facility closure and other costs are accounted for in accordance with FASB ASC Topic 420, Exit or Disposal Cost Obligations (“FASB ASC 420”), and are recorded when the liability is incurred.

Foreign Currency Translation: Exchange adjustments related to international currency transactions and translation adjustments for international subsidiaries whose functional currency is the United States dollar (principally those located in highly inflationary economies) are reflected in the consolidated statements of operations. Translation adjustments of international subsidiaries for which the local currency is the functional currency are reflected in the consolidated balance sheets as a component of “Accumulated other comprehensive loss.” Deferred taxes are not provided on translation adjustments as the earnings of the subsidiaries are considered to be permanently reinvested.

Environmental Liabilities: The Company recognizes environmental liabilities when a loss is probable and reasonably estimable. Such liabilities are generally not subject to insurance coverage. Engineering and legal specialists within the Company estimate each environmental obligation based on current law and existing technologies. Such estimates are based primarily upon the estimated cost of investigation and remediation required and the likelihood that other potentially responsible parties will be able to fulfill their commitments at the sites where the Company may be jointly and severally liable with such parties. The Company regularly evaluates and revises its estimates for environmental obligations based on expenditures against established accruals and the availability of additional information.

Asset Retirement Obligations: The Company records asset retirement obligations (“ARO”) in accordance with FASB ASC Topic 410, Asset Retirement and Environmental Obligations (“FASB ASC 410”). The Company’s primary ARO activities relate to the removal of hazardous building materials at its facilities. The Company records ARO when amounts can be reasonably estimated, typically upon the expectation that facilities may be closed or sold.

Derivative Financial Instruments: The Company uses interest rate swaps, commodity forward contracts and currency swaps to manage volatility of underlying exposures. The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated, and is effective, as a hedge and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. Gains and losses related to a hedge are either recognized in income immediately to offset the gain or loss on the hedged item or are deferred and reported as a component of “Accumulated other comprehensive loss” and subsequently recognized in earnings when the hedged item affects earnings. The change in fair value of the ineffective portion of a financial instrument, determined using the hypothetical derivative method, is recognized in earnings immediately. The gain or loss related to financial instruments that are not designated as hedges are recognized immediately in earnings. Cash flows related to hedging activities are included in the operating section of the consolidated statements of cash flows. The Company does not hold or issue derivative financial instruments for trading or speculative purposes. The Company’s objectives for holding derivatives are to minimize risks using the most effective and cost-efficient methods available.

New Accounting Pronouncements: In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This ASU makes changes to fair value principles related to premiums and discounts and the measurement of financial instruments, requires new disclosures with a focus on level 3 measurements and makes clarifications regarding the definition of a principal market. This guidance is effective for fiscal years beginning after December 15, 2011. The Company adoption of this ASU effective January 1, 2012 had no impact on its financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). This ASU changes the manner in which entities present comprehensive income in their financial statements. This guidance is effective for fiscal years beginning after December 15, 2011. The Company adopted this new guidance effective January 1, 2012. In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The Company complied with this deferral as it adopted ASU 2011-05 effective January 1, 2012. In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. The guidance is effective prospectively for interim and annual periods beginning after December 15, 2012. The Company will adopt these additional disclosure requirements effective January 1, 2013.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU will allow for the option to perform a qualitative assessment that may allow companies to forego the annual two-step impairment test for goodwill. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. This ASU requires companies to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This ASU limits the scope of the original guidance. These ASU’s are effective retrospectively for interim and annual periods beginning on or after January 1, 2013. The Company anticipates the adoption of this guidance will have minimal impact to its current disclosures.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing indefinite-Lived Intangible Assets for Impairment. This ASU allows for the option to perform a qualitative assessment that may allow companies to forego the annual two-step impairment test for indefinite-lived intangibles. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The Company will not elect early adoption.

RESTRUCTURING	12 Months Ended
Dec. 31, 2012
RESTRUCTURING

2.         RESTRUCTURING

The Company’s restructuring activities are undertaken as necessary to execute management’s strategy and streamline operations, consolidate and take advantage of available capacity and resources, and ultimately achieve net cost reductions. Restructuring activities include efforts to integrate and rationalize the Company’s businesses and to relocate manufacturing operations to best cost markets.

The costs contained within “Restructuring expense, net” in the Company’s consolidated statements of operations are comprised of two types: employee costs (principally termination benefits) and facility closure costs. Termination benefits are accounted for in accordance with FASB ASC 712 and are recorded when it is probable that employees will be entitled to benefits and the amounts can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits. Facility closure and other costs are accounted for in accordance with FASB ASC 420 and are recorded when the liability is incurred.

Estimates of restructuring expenses are based on information available at the time such charges are recorded. In certain countries where the Company operates, statutory requirements include involuntary termination benefits that extend several years into the future. Accordingly, severance payments continue well past the date of termination at many international locations. Thus, restructuring programs appear to be ongoing when, in fact, terminations and other activities have been substantially completed.

Management expects to finance its restructuring programs through cash generated from its ongoing operations or through cash available under its existing credit facility, subject to the terms of applicable covenants. Management does not expect that the execution of such programs will have an adverse impact on its liquidity position.

The following table is a summary of the Company’s consolidated restructuring liabilities and related activity for 2012, 2011 and 2010 by reporting segment. “PT,” represents Powertrain and “VCS” represents Vehicle Components Solutions.

	PT	VCS	Total Reporting Segment	Corporate	Total Company
	(Millions of Dollars)
Balance at January 1, 2010	$44	$8	$52	$3	$55
Provisions	12	4	16	—	16
Reversals	(7)	(1)	(8)	—	(8)
Payments	(27)	(8)	(35)	(1)	(36)
Foreign currency	(3)	—	(3)	—	(3)

Balance at December 31, 2010	19	3	22	2	24
Provisions	7	2	9	—	9
Reversals	(3)	(1)	(4)	—	(4)
Payments	(17)	(3)	(20)	(1)	(21)

Balance at December 31, 2011	6	1	7	1	8
Provisions	6	16	22	4	26
Reversals	(1)	—	(1)	—	(1)
Payments	(7)	(6)	(13)	(2)	(15)
Reclassification to pension liability	—	(6)	(6)	—	(6)

Balance at December 31, 2012	$4	$5	$9	$3	$12

The following table provides a summary of the Company’s consolidated restructuring liabilities and related activity for each type of exit cost for 2012, 2011 and 2010. As the table indicates, facility closure costs are typically paid within the year of incurrence.

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)
Balance at January 1, 2010	$55	—	55
Provisions	10	6	16
Reversals	(8)	—	(8)
Payments	(30)	(6)	(36)
Foreign currency	(3)	—	(3)

Balance at December 31, 2010	24	—	24
Provisions	4	5	9
Reversals	(4)	—	(4)
Payments	(16)	(5)	(21)

Balance at December 31, 2011	8	—	8
Provisions	25	1	26
Reversals	(1)	—	(1)
Payments	(14)	(1)	(15)
Reclassification to pension liability	(6)	—	(6)

Balance at December 31, 2012	$12	$—	$12

Due to the inherent uncertainty involved in estimating restructuring expenses, actual amounts paid for such activities may differ from amounts initially estimated. Accordingly, the Company reversed $1 million, $4 million and $8 million of previously recorded liabilities in 2012, 2011 and 2010, respectively. Such reversals result from: changes in estimated amounts to accomplish previously planned activities; changes in expected (based on historical practice) outcome of negotiations with labor unions, which reduced the level of originally committed actions; newly implemented government employment programs, which lowered the expected cost; and changes in approach to accomplish restructuring activities.

Activities under “Restructuring 2012” Program

In June 2012, the Company announced a restructuring plan (“Restructuring 2012”) to reduce or eliminate capacity at several high cost VCS facilities and transfer production to lower cost locations. Restructuring 2012 is anticipated to be completed within two years. In connection with Restructuring 2012, the Company expects to incur restructuring charges totaling approximately $15 million.

The following table provides a summary of the Company’s Restructuring 2012 liabilities and related activity for each type of exit cost as of and for the year ended December 31, 2012:

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)
Balance at January 1, 2012	$—	$—	$—
Provisions	11	—	11
Payments	(1)	—	(1)
Reclassification to pension liability	(6)	—	(6)

Balance at December 31, 2012	$4	$—	$4

Net Restructuring 2012 costs by type of exit cost are as follows:

	Total Expected Costs	Costs in 2012	Estimated Additional Costs
	(Millions of Dollars)
Employee costs	$12	$11	$1
Facility costs	3	—	3

	$15	$11	$4

Activities under Global “Restructuring 2009” Program

An unprecedented downturn in the global automotive industry and global financial markets led the Company to announce, in September and December 2008, certain restructuring actions, herein referred to as “Restructuring 2009,” designed to improve operating performance and respond to increasingly challenging conditions in the global automotive market.

The following table provides a summary of the Company’s Restructuring 2009 liabilities and related activity as of and for the years ended December 31, 2012, 2011 and 2010 by reporting segment:

	PT	VCS	Total Reporting Segment	Corporate	Total
	(Millions of Dollars)
Balance at January 1, 2010	$43	$8	$51	$1	$52
Provisions	7	1	8	—	8
Reversals	(7)	(1)	(8)	—	(8)
Payments	(25)	(5)	(30)	(1)	(31)
Foreign currency	(3)	—	(3)	—	(3)

Balance at December 31, 2010	15	3	18	—	18
Provisions	4	—	4	—	4
Reversals	(3)	(1)	(4)	—	(4)
Payments	(12)	(1)	(13)	—	(13)

Balance at December 31, 2011	4	1	5	—	5
Provisions	1	—	1	—	1
Reversals	(1)	—	(1)	—	(1)
Payments	(2)	(1)	(3)	—	(3)

Balance at December 31, 2012	$2	$—	$2	$—	$2

The following table provides a summary of the Company’s Restructuring 2009 liabilities and related activity for each type of exit cost for 2012, 2011 and 2010. As the table indicates, facility closure costs are typically paid within the year of incurrence.

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)
Balance at January 1, 2010	$52	$—	$52
Provisions	3	5	8
Reversals	(8)	—	(8)
Payments	(26)	(5)	(31)
Foreign currency	(3)	—	(3)

Balance at December 31, 2010	18	—	18
Provisions	1	3	4
Reversals	(4)	—	(4)
Payments	(10)	(3)	(13)

Balance at December 31, 2011	5	—	5
Provisions	—	1	1
Reversals	(1)	—	(1)
Payments	(2)	(1)	(3)

Balance at December 31, 2012	$2	$—	$2

The Company incurred total expenses of $157 million since the inception of this program, of which $146 million were employee costs and $11 million were facility closure costs. The Company does not expect to incur any additional costs under the Restructuring 2009 Program. Cumulative net charges related to Restructuring 2009 are as follows (in millions of dollars):

Total Incurred Costs
Powertrain	$110
Vehicle Components Solutions	42
Corporate	5

$157

Other Restructuring Activities

During the years ended December 31, 2012, 2011 and 2010, the Company recorded $14 million, $5 million and $8 million, respectively, in net restructuring expenses outside of Restructuring 2009 and Restructuring 2012. The Company recorded $14 million in employee costs related to other restructuring activities during 2012. The Company recorded $3 million in employee costs and $2 million in facility closure costs related to other restructuring activities during 2011. The Company recorded $7 million in employee costs and $1 million in facility closure costs related to other restructuring activities during 2010.

ADJUSTMENT OF ASSETS TO FAIR VALUE	12 Months Ended
Dec. 31, 2012
ADJUSTMENT OF ASSETS TO FAIR VALUE

3.         ADJUSTMENT OF ASSETS TO FAIR VALUE

The Company recorded total impairment charges for the years ended December 31, 2012, 2011 and 2010 as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Goodwill	$96	$259	$7
Other indefinite-lived intangible assets	46	37	(12)
Property, plant and equipment A	43	11	7
Investments in non-consolidated affiliates	2	—	—

	$187	$307	$2

A	The 2012 impairment of property, plant and equipment excludes $7 million related to discontinued operations.

Impairments of goodwill and other indefinite-lived intangible assets are discussed further in Note 7 and Note 10.

The Company recorded impairment charges to adjust property, plant and equipment to their fair values in accordance with the subsequent measurement provisions of FASB ASC 360 (see Note 7). The charges for the years ended December 31, 2012, 2011 and 2010 by reporting segment are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain A	$19	$5	$4
Vehicle Components Solutions	23	6	3
Corporate	1	—	—

	$43	$11	$7

A	The 2012 impairment for the PT segment excludes $7 million related to discontinued operations.

OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2012
OTHER EXPENSE, NET

4.        OTHER EXPENSE, NET

The specific components of “Other expense, net” are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Foreign currency exchange	$(18)	$(9)	$(26)
Accounts receivable discount expense	(7)	(9)	(6)
Gain on liabilities subject to compromise	—	—	14
Other	(1)	4	2

	$(26)	$(14)	$(16)

Foreign currency exchange: The Company recognized $18 million, $9 million and $26 million in foreign currency exchange losses during the years ended December 31, 2012, 2011 and 2010, respectively. Of the $18 million in foreign currency exchange losses during the year ended December 31, 2012, $10 million relates to unrealized losses associated with outstanding foreign currency hedge contracts that settle over the next twelve months (see Note 6 for further details).

Near the end of 2009, the three year cumulative inflation rate for Venezuela was above 100%, which required the Venezuelan operation to report its results as though the U.S. dollar is its functional currency in accordance with FASB ASC Topic 830, Foreign Currency Matters, commencing January 1, 2010 (“inflationary accounting”). The impact of this transition to a U.S. dollar functional currency is that any change in the U.S. dollar value of bolivar denominated monetary assets and liabilities must be recognized directly in earnings. On January 8, 2010, the Venezuelan government devalued its currency. During the year ended December 31, 2010, the Company recorded $25 million in expense due to this currency devaluation, comprised of foreign currency exchange expense of $21 million, tax expense of $3 million and cost of products sold of $1 million. The remaining Venezuelan cash balance of $9 million as of December 31, 2012 is expected to be used to pay intercompany balances for the purchase of product and to pay dividends, subject to local government restrictions.

Gain on liabilities subject to compromise: During 2010, the Company recognized a $14 million gain related to a change in estimate to amounts payable to holders of unsecured claims in the predecessor company’s Chapter 11 proceedings.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS

5.	DISCONTINUED OPERATIONS

In connection with its strategic planning process, the Company assesses its operations for market position, product technology and capability, and profitability. Those businesses not core to the Company’s long-term portfolio may be considered for divestiture.

Operating results related to the Company’s discontinued operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars,

Net sales	$74	$94	$82
Cost of products sold	(82)	(94)	(81)

Gross margin	(8)	—	1

Selling, general and administrative expenses	(6)	(6)	(5)
Adjustment of assets to fair value	(7)	—	—
Other expense, net	—	(2)	(1)

Loss before income taxes	(21)	(8)	(5)
Income tax expense	—	—	—

Loss from discontinued operations, net of income taxes	$(21)	$(8)	$(5)

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS

6.	FINANCIAL INSTRUMENTS

Interest Rate Risk

The Company, during 2008, entered into a series of five-year interest rate swap agreements with a total notional value of $1,190 million to hedge the variability of interest payments associated with its variable-rate term loans. Through these swap agreements, the Company has fixed its base interest and premium rate at a combined average interest rate of approximately 5.37% on the hedged principal amount of $1,190 million. Since the interest rate swaps hedge the variability of interest payments on variable rate debt with the same terms, they qualify for cash flow hedge accounting treatment. As of December 31, 2012 and 2011, unrealized net losses of $10 million and $44 million, respectively, were recorded in “Accumulated other comprehensive loss” as a result of these hedges. As of December 31, 2012, losses of $10 million are expected to be reclassified from “accumulated other comprehensive loss” to the consolidated statement of operations within the next 12 months.

These interest rate swaps reduce the Company’s overall interest rate risk. However, due to the remaining outstanding borrowings on the Company’s Debt Facilities and other borrowing facilities that continue to have variable interest rates, management believes that interest rate risk to the Company could be material if there are significant adverse changes in interest rates. To the extent that interest rates change by 25 basis points, the Company’s annual interest expense would show a corresponding change of approximately $6 million, $7 million, and $2 million for years 2013 – 2015, the term of the Company’s variable-rate term loans.

Commodity Price Risk

The Company’s production processes are dependent upon the supply of certain raw materials that are exposed to price fluctuations on the open market. The primary purpose of the Company’s commodity price forward contract activity is to manage the volatility associated with forecasted purchases. The Company monitors its commodity price risk exposures regularly to maximize the overall effectiveness of its commodity forward contracts. Principal raw materials hedged include natural gas, copper, nickel, tin, zinc, high-grade aluminum and aluminum alloy. Forward contracts are used to mitigate commodity price risk associated with raw materials, generally related to purchases forecast for up to fifteen months in the future.

The Company had commodity price hedge contracts outstanding with combined notional values of $45 million and $117 million at December 31, 2012 and 2011, respectively, of which substantially all mature within one year and substantially all were designated as hedging instruments for accounting purposes. Unrealized net gains of $1 million and losses of $15 million were recorded in “Accumulated other comprehensive loss” as of December 31, 2012 and 2011, respectively.

Foreign Currency Risk

The Company manufactures and sells its products in North America, South America, Asia, Europe and Africa. As a result, the Company’s financial results could be significantly affected by factors such as changes in foreign currency exchange rates or weak economic conditions in foreign markets in which the Company manufactures and sells its products. The Company’s operating results are primarily exposed to changes in exchange rates between the U.S. dollar and European currencies.

The Company generally tries to use natural hedges within its foreign currency activities, including the matching of revenues and costs, to minimize foreign currency risk. Where natural hedges are not in place, the Company considers managing certain aspects of its foreign currency activities and larger transactions through the use of foreign currency options or forward contracts. Principal currencies hedged have historically included the euro, British pound and Polish zloty. The Company had notional values of $160 million and $27 million of foreign currency hedge contracts outstanding at December 31, 2012 and 2011, respectively, of which substantially all mature in less than one year. Of these outstanding contracts, $11 million and $27 million in combined notional values at December 31, 2012 and 2011, respectively, were designated as cash flow hedging instruments for accounting purposes. Unrealized net gains of less than $1 million and $3 million were recorded in “Accumulated other comprehensive loss” as of December 31, 2012 and 2011, respectively, for the contracts designated as hedging instruments. The remaining outstanding foreign currency contracts with a combined notional value of $149 million were entered into by the Company to offset fluctuations in consolidated earnings caused by changes in currency rates used to translate earnings at foreign subsidiaries into U.S. dollars. These contracts are not designated as hedging instruments for accounting purposes and are marked to market through the income statement. Unrealized losses of $10 million related to these contracts were recorded in “Other expense, net” for the year ended December 31, 2012.

Other

The Company presents its derivative positions and any related material collateral under master netting agreements on a net basis. For derivatives designated as cash flow hedges, changes in the time value are excluded from the assessment of hedge effectiveness. Unrealized gains and losses associated with ineffective hedges, determined using the hypothetical derivative method, are recognized in “Other expense, net”. Derivative gains and losses included in “Accumulated other comprehensive loss” for effective hedges are reclassified into operations upon recognition of the hedged transaction. Derivative gains and losses associated with undesignated hedges are recognized in “Other expense, net” for outstanding hedges and “Cost of products sold” upon hedge maturity. The Company’s undesignated hedges are primarily commodity hedges and such hedges have become undesignated mainly due to forecasted volume declines.

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of accounts receivable and cash investments. The Company’s customer base includes virtually every significant global light and commercial vehicle manufacturer and a large number of retailers, distributors and installers of automotive aftermarket parts. The Company’s credit evaluation process and the geographical dispersion of sales transactions help to mitigate credit risk concentration. No individual customer accounted for more than 6% of the Company’s direct sales during 2012. During 2011, The Company granted terms extensions with certain customers in the North American aftermarket. As a result, the Company has one VCS customer that accounts for 19% of the Company’s net accounts receivable balance as of December 31, 2012. The Company requires placement of cash in financial institutions evaluated as highly creditworthy.

The following table discloses the fair values and balance sheet locations of the Company’s derivative instruments:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	December 31 2012	December 31 2011	Balance Sheet Location	December 31 2012	December 31 2011
	(Millions of Dollars)
Derivatives designated as cash flow hedging instruments:
Interest rate swap contracts		$—	$—	Other current liabilities	$(10)	$(36)
				Other noncurrent liabilities	—	(8)
Commodity contracts	Other current liabilities	2	—	Other current liabilities	(1)	(16)
Foreign currency contracts	Other current liabilities	—	3		—	—

		$2	$3		$(11)	$(60)

Derivatives not designated as cash flow hedging instruments:
Foreign currency contracts		$—	$—	Other current liabilities	$(10)	$—

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2012:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	(Millions of Dollars)

Interest rate swap contracts	$(4)	Interest expense, net	$(38)

Commodity contracts	7	Cost of products sold	(10)

Foreign currency contracts	(2)	Cost of products sold	1

	$1		$(47)

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income on Derivatives	Amount of Loss Recognized in Income on Derivatives
		(Millions of Dollars)

Foreign currency contracts	Other expense, net	$(10)

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2011:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
		(Millions of Dollars)
Interest rate swap contracts	$(13)	Interest expense, net	$(39)		$—

Commodity contracts	(22)	Cost of products sold	5	Other expense, net	(1)

Foreign currency contracts	3	Cost of products sold	—		—

	$(32)		$(34)		$(1)

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2010:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	(Millions of Dollars)
Interest rate swap contracts	$(58)	Interest expense, net	$(38)

Commodity contracts	16	Cost of products sold	9

Foreign currency contracts	1	Cost of products sold	1

	$(41)		$(28)

Derivatives Not Designated as Hedging Instruments	Location of Gain Recognized in Income on Derivatives	Amount of Gain Recognized in Income on Derivatives
		(Millions of Dollars)

Commodity contracts	Cost of products sold	$1

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

7.        FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level	1: Observable inputs such as quoted prices in active markets;

Level	2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level	3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques noted in FASB ASC 820:

A.	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

B.	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).

C.	Income approach: Techniques to convert future amounts to a single present amount based upon market expectations (including present value techniques, option-pricing and excess earnings models).

Assets and liabilities remeasured and disclosed at fair value on a recurring basis at December 31, 2012 and 2011 are set forth in the table below:

	Asset (Liability)	Level 2	Valuation Technique
	(Millions of Dollars)
December 31, 2012:
Interest rate swap contracts	$(10)	$(10)	C
Commodity contracts	1	1	C
Foreign currency contracts	(10)	(10)	C
December 31, 2011:
Interest rate swap contracts	$(44)	$(44)	C
Commodity contracts	(16)	(16)	C
Foreign currency contracts	3	3	C

The Company calculates the fair value of its interest rate swap contracts, commodity contracts and foreign currency contracts using quoted interest rate curves, quoted commodity forward rates and quoted currency forward rates, respectively, to calculate forward values, and then discounts the forward values.

The discount rates for all derivative contracts are based on quoted swap interest rates or bank deposit rates. For contracts which, when aggregated by counterparty, are in a liability position, the rates are adjusted by the credit spread that market participants would apply if buying these contracts from the Company’s counterparties.

The following table presents the Company’s defined benefit plan assets measured at fair value on a recurring basis as of December 31, 2012:

	Total	Level 1	Level 2	Level 3	Valuation Technique
	(Millions of Dollars)
U.S. Plans:
Cash	$34	$34	$—	$—	A
Investments with registered investment companies:
Equity securities	257	257	—	—	A
Fixed income securities	143	143	—	—	A
Real estate and other	4	4	—	—	A
Equity securities	217	217	—	—	A
Fixed income collective trust	45	—	45	—	B
Debt securities:
Corporate and other	37	—	37	—	B
Government	27	—	27	—	A
Hedge funds	14	—	—	14	A,C

	$778	$655	$109	$14

Non-U.S. Plans:
Insurance contracts	$42	$—	$—	$42	B
Investments with registered investment companies:
Fixed income securities	10	10	—	—	A
Equity securities	1	1	—	—	A
Corporate bonds	2	—	2	—	B

	$55	$11	$2	$42

The following table summarizes the activity for the U.S. plan assets classified in level 3:

	Balance at January 1, 2012	Net Realized/ Unrealized Gains (Loss)	Purchases, and Settlements, Net	Sales, Net	Transfers Into/(Out) of Level 3	Foreign Currency Exchange Rate Movements	Balance at December 31, 2012
	(Millions of Dollars)
Assets
Hedge funds and other	$—	$2	$12	$—	$—	$—	$14

The following table summarizes the activity for the non-U.S. plan assets classified in level 3:

	Balance at January 1, 2012	Net Realized/ Unrealized Gains (Loss)	Purchases, and Settlements, Net	Sales, Net	Transfers Into/(Out) of Level 3	Foreign Currency Exchange Rate Movements	Balance at December 31, 2012
	(Millions of Dollars)
Assets
Insurance contracts	$35	$1	$7	$(2)	$—	$1	$42

The following table presents the Company’s defined benefit plan assets measured at fair value on a recurring basis as of December 31, 2011:

	Total	Level 1	Level 2	Level 3	Valuation Technique
	(Millions of Dollars)
U.S. Plans:
Amounts due from broker	$669	$669	$—	$—	A
Investments with registered investment companies:
Equity securities	1	1	—	—	A

	$670	$670	$—	$—

Non-U.S. Plans:
Insurance contracts	$35	$—	$—	$35	B
Cash	1	1	—	—	A
Investments with registered investment companies:
Fixed income securities	9	9	—	—	A
Equity securities	1	1	—	—	A
Corporate bonds	2	—	2	—	B

	$48	$11	$2	$35

The following table summarizes the activity for the non-U.S. plan assets classified in level 3:

	Balance at January 1, 2011	Net Realized/ Unrealized Gains (Loss)	Purchases, and Settlements, Net	Sales, Net	Transfers Into/(Out) of Level 3	Foreign Currency Exchange Rate Movements	Balance at December 31, 2011
	(Millions of Dollars)
Assets
Insurance contracts	$33	$2	$4	$(3)	$—	$(1)	$35

U.S. Plan

As of December 31, 2012, plan assets were comprised of 61% equity investments, 33% fixed income investments, and 6% in other investments which include hedge funds. Approximately 95% of the U.S. plan assets were invested in actively managed investment funds. The Company’s investment strategy includes a target asset allocation of 50% equity investments, 25% fixed income investments and 25% in other investment types including hedge funds.

The Company changed investment managers for its U.S. pension plan assets near the end of 2011. The transition was implemented on December 31, 2011 and almost all of the plan assets were sold and the proceeds reinvested as funds became available on January 3, 2012. Accordingly, the plans assets were comprised almost entirely of amounts due from broker at December 31, 2011 and then immediately reinvested beginning January 3, 2012.

Investments with registered investment companies, common and preferred stocks, and government debt securities are valued at the closing price reported on the active market on which the funds are traded. Corporate debt securities are valued by third-party pricing sources. Hedge funds and collective trusts are valued at net asset value (“NAV”) per share.

Non-U.S. Plans

The insurance contracts guarantee a minimum rate of return. The Company has no input into the investment strategy of the assets underlying the contracts, but they are typically heavily invested in active bond markets and are highly regulated by local law.

Assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2012 and 2011 are set forth in the table below:

	Asset (Liability)	Level 3	(Loss)	Valuation Technique
	(Millions of Dollars)
December 31, 2012:
Trademarks and brand names	$231	$231	$(46)	C
Goodwill	—	—	(95)	C
Property, plant and equipment	100	100	(50)	C
Investments in non-consolidated affiliates	—	—	(2)	C
Asset retirement obligation	(8)	(8)	—	C
December 31, 2011:
Trademarks and brand names	$277	$277	$(37)	C
Goodwill	206	206	(260)	C
Property, plant and equipment	8	8	(11)	C
Asset retirement obligation	(4)	(4)	—	C

Trademarks and brand names with a carrying value of $277 million were written down to their fair value of $231 million, resulting in an impairment charge of $46 million, which was recorded within “Adjustment of assets to fair value” for the year ended December 31, 2012. Trademarks and brand names with a carrying value of $314 million were written down to their fair value of $277 million, resulting in an impairment charge of $37 million, which was recorded within “Adjustment of assets to fair value” for the year ended December 31, 2011. These fair values are based upon the prospective stream of hypothetical after-tax royalty cost savings discounted at rates that reflect the rates of return appropriate for these intangible assets.

Goodwill at two of the Company’s reporting units with a combined carrying value of $95 million was written down to its fair value of zero, resulting in a $95 million impairment charge for the year ended December 31, 2012. Goodwill at three of the Company’s reporting units with a combined carrying value of $466 million was written down to its fair value of $206 million, resulting in a preliminary impairment charge of $259 million for the year ended December 31, 2011 and a finalization impairment charge of $1 million during the first quarter of 2012. These goodwill impairment charges were recorded within “Adjustment of assets to fair value.” The estimated fair values were determined based upon consideration of various valuation methodologies, including projected future cash flows discounted at rates commensurate with the risks involved, guideline transaction multiples, and multiples of current and future earnings.

Property, plant and equipment with a carrying value of $150 million were written down to their fair value of $100 million, resulting in an impairment charge of $43 million from continuing operations, which was recorded within “Adjustment of assets to fair value” for the year ended December 31, 2012, and $7 million from discontinued operations. Property, plant and equipment with a carrying value of $19 million were written down to their fair value of $8 million, resulting in an impairment charge of $11 million, which was recorded within “Adjustment of assets to fair value” for the year ended December 31, 2011. The Company determined the fair value of these assets through the use of valuation specialists.

Asset retirement obligations with carrying values of $8 million were established during the year ended December 31, 2012. An asset retirement obligation with a carrying value of $4 million was written down to its fair value of $2 million, resulting in a $2 million credit to impairment expense during the year ended December 31, 2011. An asset retirement obligation with a carrying value of $2 million was established in 2011 related to a facility that is closed. As the fair value of the facility did not support the capitalization of this asset retirement obligation, it was immediately impaired, resulting in a $2 million debit to impairment expense during the year ended December 31, 2011.

INVENTORY	12 Months Ended
Dec. 31, 2012
INVENTORY

8.             INVENTORY

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out (“FIFO”) method at December 31, 2012 and 2011. Inventories are reduced by an allowance for excess and obsolete inventories based on management’s review of on-hand inventories compared to historical and estimated future sales and usage.

Net inventories consist of the following:

	December 31 2012	December 31 2011
	(Millions of Dollars)
Raw materials	$200	$177
Work-in-process	161	145
Finished products	812	717

	1,173	1,039
Inventory valuation allowance	(99)	(83)

	$1,074	$956

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT

9.               PROPERTY, PLANT AND EQUIPMENT

As a result of fresh-start reporting, PP&E that were purchased prior to January 1, 2008 were stated at estimated replacement cost, unless the expected future use of the assets indicated a lower value was appropriate. PP&E purchased since that time are recorded at cost. Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $239 million, $234 million and $282 million, respectively.

PP&E consist of the following:

	Useful Life	December 31 2012	December 31 2011
		(Millions of Dollars)

Land	—	$226	$238
Buildings and building improvements	10 - 40 years	477	435
Machinery and equipment	2 - 12 years	2,420	2,116

		3,123	2,789
Accumulated depreciation		(1,152)	(934)

		$1,971	$1,855

The Company leases PP&E used in its operations. Future minimum payments under non-cancelable operating leases with initial or remaining terms of more than one year are as follows (in millions of dollars):

2013	$39
2014	35
2015	26
2016	22
2017	14
Thereafter	24

$160

Total rental expense under operating leases for the years ended December 31, 2012, 2011 and 2010 was $55 million, $56 million and $54 million, respectively, exclusive of property taxes, insurance and other occupancy costs generally payable by the Company.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS
10.	GOODWILL AND OTHER INTANGIBLE ASSETS

At December 31, 2012 and 2011, goodwill and other indefinite-lived intangible assets consist of the following:

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Impairment	Net Carrying Amount
	(In Millions of Dollars)

Goodwill	$1,385	$(598)	$787	$1,340	$(502)	$838
Trademarks and brand names	433	(201)	232	432	(155)	277

	$1,818	$(799)	$1,019	$1,772	$(657)	$1,115

At December 31, 2012 and 2011, definite-lived intangible assets consist of the following:

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Millions of Dollars)

Developed technology	$117	$(53)	$64	$115	$(42)	$73
Customer relationships	562	(218)	344	541	(180)	361

	$679	$(271)	$408	$656	$(222)	$434

The Company’s net goodwill balances by reporting segment as of December 31, 2012 and 2011 are as follows:

	December 31	December 31
	2012	2011
	(Millions of Dollars)

Powertrain	$480	$467
Vehicle Components Solutions	307	371

	$787	$838

The Company’s net trademarks and brand names balances by reporting segment as of December 31, 2012 and 2011 are as follows:

	December 31	December 31
	2012	2011
	(Millions of Dollars)

Vehicle Components Solutions	$228	$274
Powertrain	4	3

	$232	$277

The following is a rollforward of the Company’s goodwill and other intangible assets (net) for the years ended December 31, 2012 and 2011:

	Net Goodwill	Trademarks and Brand Names	Total Goodwill and Indefinite- Lived Intangibles	Definite- Lived Intangibles (Net)
	(In Millions of Dollars)

Balance at January 1, 2011	$1,117	$314	$1,431	$484
2011 impairment	(259)	(37)	(296)	—
Tax adjustment	(19)	—	(19)	—
Amortization expense	—	—	—	(48)
Foreign currency	(1)	—	(1)	(2)

Balance at December 31, 2011	838	277	1,115	434
2011 impairment finalization	(1)	—	(1)	—
2012 impairment	(95)	(46)	(141)	—
Alleged defective products liability adjustment	36	—	36	—
Property, plant and equipment adjustment	8	—	8	—
BERU acquisition	—	1	1	22
Amortization expense	—	—	—	(49)
Foreign currency	1	—	1	1

Balance at December 31, 2012	$787	$232	$1,019	$408

Goodwill

As of December 31, 2007, goodwill was determined as the excess of reorganization value over amounts attributable to specific tangible and intangible assets, including developed technology and customer relationships. Goodwill is reviewed for impairment annually as of October 1, or more frequently if impairment indicators exist, in accordance with the subsequent measurement provisions of FASB ASC 350. This impairment analysis compares the fair values of the Company’s reporting units to their related carrying values. If a reporting unit carrying value exceeds its fair value, the Company must then calculate the reporting unit’s implied fair value of goodwill and impairment charges are recorded for any excess of the goodwill carrying value over the implied fair value of goodwill. The reporting units’ fair values are based upon consideration of various valuation methodologies, including projected future cash flows discounted at rates commensurate with the risks involved, guideline transaction multiples, and multiples of current and future earnings.

During the fourth quarter of 2012, the Company determined that it was not properly accounting for alleged defective products as it was recording an expense when a claim was made by a customer as opposed to at point of sale. The Company performed an analysis and determined that it needed to increase its alleged defective products liability by $37 million as of December 31, 2012. As this error predates the Company’s emergence from bankruptcy on December 27, 2007, a $36 million increase to its alleged defective products liability should have been recorded at December 31, 2007 with a direct offset to goodwill.

Due to this retrospective increase in goodwill, the Company re-performed its goodwill impairment testing from 2008 to 2011 and discovered that a previous fresh-start adjustment identified and recorded in 2009 increasing goodwill by $13 million had been incorrectly assigned to one reporting unit instead of being allocated across all reporting units. This specific reporting unit’s goodwill was significantly impaired during the Company’s 2011 annual impairment test, $13 million of which was on goodwill that should not have been assigned to this reporting unit. After properly allocating goodwill to the Company’s reporting units as of December 31, 2007 and re-performing its goodwill impairment testing, the Company determined that the impact to impairment charges taken in each of the years 2008, 2009, 2010 and 2011 was not material to any individual year and the cumulative impact on impairment charges since the December 31, 2007 fresh-start reporting date was less than $1 million.

In June 2012, the Company entered into a definitive agreement to purchase the BERU spark plug business from BorgWarner, Inc. These spark plugs are manufactured in France and Germany and are sold to European original equipment manufacturers. The purchase closed at the end of September 2012 for $52 million, net of cash acquired. The Company has performed a preliminary allocation of the purchase price in accordance with FASB ASC Topic 805, Business Combinations. The Company is utilizing a third party to assist in the fair value determination of certain components of the purchase price allocation, namely fixed assets and intangible assets. The Company has preliminarily recorded $22 million of definite-lived intangible assets (primarily customer relationships) and $1 million of indefinite-lived intangible assets (trademarks) associated with this acquisition.

Effective September 1, 2012, the Company re-segmented its business (see Note 23 for further details). Given the business realignments that occurred due to this re-segmentation and the fact that some reporting units containing goodwill under the former segmentation were being divided within the new Company structure thus requiring the Company to determine the relative fair value of these divided reporting units in order to allocate goodwill, the Company deemed it prudent to perform an interim goodwill impairment test in accordance with FASB ASC 350. As a result of this interim testing, one divided reporting unit that received a relative fair value goodwill allocation of $3 million had a carrying value in excess of fair value, thus requiring the Company to recognize a full impairment charge of $3 million in the third quarter of 2012.

In the second quarter of 2012, the Company determined that goodwill impairment indicators existed in the Company’s friction reporting unit, including lower than expected profits and cash flows due to continued lower aftermarket volumes, further product mix shifts and pressure on margins. In response to these trends, the Company’s board of directors approved a restructuring plan to reduce or eliminate capacity at several high cost facilities and transfer production to lower cost locations. The friction reporting unit goodwill was tested for impairment in accordance with the FASB ASC 350 during the second quarter of 2012. The fair value of friction reporting unit did not support the recorded goodwill and accordingly the Company recognized a full impairment charge of $91 million in the second quarter of 2012.

In the first quarter of 2012, the Company increased goodwill and decreased PP&E by $8 million to correct for PP&E that were incorrectly valued in fresh-start accounting. During 2011, the Company corrected $19 million of tax adjustments that were improperly recorded to goodwill during fresh-start accounting.

Given the complexity of the calculation, the Company had not finalized “Step 2” of its annual goodwill impairment assessment for the year ended December 31, 2011 prior to filing its annual report on Form 10-K. The goodwill impairment charge recognized during the fourth quarter of 2011 was $259 million. During the quarter ended March 31, 2012, the Company completed this assessment, and recorded an additional $1 million goodwill impairment charge.

Other Intangible Assets

The Company performs its annual trademarks and brand names impairment analysis as of October 1, or more frequently if impairment indicators exist, in accordance with the subsequent measurement provisions of FASB ASC 350. In connection with the September 1, 2012 goodwill impairment test, the Company also performed its trademarks and brand names impairment analysis as of September 1, 2012. This impairment analysis compares the fair values of these assets to the related carrying values, and impairment charges are recorded for any excess of carrying values over fair values. These fair values are based upon the prospective stream of hypothetical after-tax royalty cost savings discounted at rates that reflect the rates of return appropriate for these intangible assets. Based upon this annual analysis, the Company recognized a $33 million impairment charge in the third quarter of 2012.

The Company performed a trademarks and brand names impairment analysis in accordance FASB ASC 350 during the second quarter of 2012 due to noted impairment indicators. Based upon this analysis, the Company recognized a $13 million impairment charge in the second quarter of 2012.

The Company recorded amortization expense of $49 million, $48 million and $49 million associated with definite-lived intangible assets during the years ended December 31, 2012, 2011 and 2010, respectively. The Company utilizes the straight line method of amortization, recognized over the estimated useful lives of the assets. The Company’s developed technology intangible assets have useful lives of between 10 and 14 years. The Company’s customer relationships intangible assets have useful lives of between 1 and 16 years. The Company’s estimated future amortization expense for its definite-lived intangible assets is as follows (in millions of dollars):

2013	$48
2014	48
2015	48
2016	46
2017	46
Thereafter	172

$408

INVESTMENTS IN NON-CONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN NON-CONSOLIDATED AFFILIATES
11.	INVESTMENTS IN NON-CONSOLIDATED AFFILIATES

The Company maintains investments in several non-consolidated affiliates, which are located in China, France, Germany, Italy, Korea, Turkey and the United States. The Company does not hold a controlling interest in an entity based on exposure to economic risks and potential rewards (variable interests) for which it is the primary beneficiary. Further, the Company’s joint ventures are businesses established and maintained in connection with its operating strategy and are not special purpose entities.

The following represents the Company’s aggregate investments and direct ownership in these affiliates:

	December 31	December 31
	2012	2011
(Millions of Dollars)

Investments in non-consolidated affiliates	$ 240	$ 228

Direct ownership percentages	2% to 50%	2% to 50%

The following table represents amounts reflected in the Company’s financial statements related to non-consolidated affiliates:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Equity earnings of non-consolidated affiliates	$34	$37	$32
Cash dividends received from non-consolidated affiliates	31	16	43

The following tables present selected aggregated financial information of the Company’s non-consolidated affiliates:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Statements of Operations
Sales	$682	$744	$605
Gross margin	151	138	135
Income from continuing operations	91	101	90
Net income	79	88	72

	December 31	December 31
	2012	2011
	(Millions of Dollars)
Balance Sheets
Current assets	$301	$293
Noncurrent assets	343	358
Current liabilities	153	115
Noncurrent liabilities	39	23

The Company holds a 50% non-controlling interest in a joint venture located in Turkey (“Turkey JV”). The Turkey JV was established in 1995 for the purpose of manufacturing and marketing automotive parts, including pistons, piston rings, piston pins, and cylinder liners to original equipment and aftermarket customers. The Company purchases/sells inventory from/to the Turkey JV. Purchases from the Turkey JV for the years ended December 31, 2012, 2011 and 2010 were $150 million, $171 million and $127 million, respectively. Sales to the Turkey JV for the years ended December 31, 2012, 2011 and 2010 were $45 million, $46 million and $36 million, respectively. The Company had net accounts payable balances with the Turkey JV of $5 million and $6 million as of December 31, 2012 and 2011, respectively.

The Company has determined that its investments in Chinese joint venture arrangements are considered to be “limited-lived” as such entities have specified durations ranging from 30 to 50 years pursuant to regional statutory regulations. In general, these arrangements call for extension, renewal or liquidation at the discretion of the parties to the arrangement at the end of the contractual agreement. Accordingly, a reasonable assessment cannot be made as to the impact of such arrangements on the future liquidity position of the Company.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES

12.           ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31
	2012	2011
	(Millions of Dollars)
Accrued compensation	$153	$163
Accrued rebates .	113	109
Alleged defective products .	42	5
Non-income tax payable	36	25
Accrued product returns	22	16
Accrued professional services	17	14
Accrued income taxes	15	24
Restructuring liabilities	12	8
Accrued warranty	12	2
Other	1	1

	$423	$367

During the fourth quarter of 2012, the Company determined that it was not properly accounting for alleged defective products as it was recording an expense when a claim was made by a customer as opposed to at point of sale. The Company performed an analysis and determined that it needed to increase its alleged defective products liability by $37 million to $42 million as of December 31, 2012. See Note 10 for additional error correction details.

DEBT	12 Months Ended
Dec. 31, 2012
DEBT

13.            DEBT

On December 27, 2007, the Company entered into a Term Loan and Revolving Credit Agreement (the “Debt Facilities”) with Citicorp U.S.A. Inc. as Administrative Agent, JPMorgan Chase Bank, N.A. as Syndication Agent and certain lenders. The Debt Facilities include a $540 million revolving credit facility (which is subject to a borrowing base and can be increased under certain circumstances and subject to certain conditions) and a $2,960 million term loan credit facility divided into a $1,960 million tranche B loan and a $1,000 million tranche C loan. The obligations under the revolving credit facility mature December 27, 2013 and bear interest for the first six months at LIBOR plus 1.75% or at the alternate base rate (“ABR,” defined as the greater of Citibank, N.A.’s announced prime rate or 0.50% over the Federal Funds Rate) plus 0.75%, and thereafter shall be adjusted in accordance with a pricing grid based on availability under the revolving credit facility. Interest rates on the pricing grid range from LIBOR plus 1.50% to LIBOR plus 2.00% and ABR plus 0.50% to ABR plus 1.00%. The tranche B term loans mature December 27, 2014 and the tranche C term loans mature December 27, 2015. All Debt Facilities term loans bear interest at LIBOR plus 1.9375% or at the alternate base rate (as previously defined) plus 0.9375% at the Company’s election. To the extent that interest rates change by 25 basis points, the Company’s annual interest expense would show a corresponding change of approximately $6 million, $7 million and $2 million for years 2013 – 2015, the term of the Company’s Debt Facilities.

The Company, during 2008, entered into a series of five-year interest rate swap agreements with a total notional value of $1,190 million to hedge the variability of interest payments associated with its variable-rate term loans under the Debt Facilities. Through these swap agreements, the Company has fixed its base interest and premium rate at a combined average interest rate of approximately 5.37% on the hedged principal amount of $1,190 million. Since the interest rate swaps hedge the variability of interest payments on variable rate debt with the same terms, they qualify for cash flow hedge accounting treatment.

The Debt Facilities were initially negotiated and agreement was reached on the majority of significant terms in early 2007. Between the time the terms were agreed in early 2007 and December 27, 2007, interest rates charged on similar debt instruments for companies with similar debt ratings and capitalization levels rose to higher levels. As such, when applying the provisions of fresh-start reporting, the Company estimated a fair value adjustment of $163 million for the available borrowings under the Debt Facilities. This estimated fair value was recorded within the fresh-start reporting, and is being amortized as interest expense over the terms of each of the underlying components of the Debt Facilities. Interest expense associated with the amortization of this fair value adjustment, recognized in the Company’s consolidated statements of operations, consists of the following:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Amortization of fair value adjustment	$22	$23	$22

Debt consists of the following:

	December 31
	2012	2011
	(Millions of Dollars)
Debt Facilities:
Revolver	$—	$—
Tranche B term loan .	1,862	1,882
Tranche C term loan .	950	960
Debt discount	(52)	(74)
Other debt, primarily foreign instruments .	67	61

	2,827	2,829
Less: short-term debt, including current maturities of long-term debt	(94)	(88)

Total long-term debt	$2,733	$2,741

The obligations of the Company under the Debt Facilities are guaranteed by substantially all of the domestic subsidiaries and certain foreign subsidiaries of the Company, and are secured by substantially all personal property and certain real property of the Company and such guarantors, subject to certain limitations. The liens granted to secure these obligations and certain cash management and hedging obligations have first priority.

The Debt Facilities contain some affirmative and negative covenants and events of default, including, subject to certain exceptions, restrictions on incurring additional indebtedness, mandatory prepayment provisions associated with specified asset sales and dispositions, and limitations on: i) investments; ii) certain acquisitions, mergers or consolidations; iii) sale and leaseback transactions; iv) certain transactions with affiliates and v) dividends and other payments in respect of capital stock. Per the terms of the credit facility, $50 million of the Tranche C Term Loan proceeds were deposited in a Term Letter of Credit Account. The Company was in compliance with all debt covenants as of December 31, 2012.

The revolving credit facility has an available borrowing base of $451 million and $496 million as of December 31, 2012 and 2011, respectively. The Company had $37 million and $38 million of letters of credit outstanding at December 31, 2012 and 2011, respectively, pertaining to the term loan credit facility. To the extent letters of credit associated with the revolving credit facility are issued, there is a corresponding decrease in borrowings available under this facility.

Estimated fair values of the Company’s Debt Facilities were:

	Estimated Fair Value (Level 1)	Carrying Value in Excess of Fair Value	Valuation Technique
	(Millions of Dollars)
December 31, 2012:
Debt Facilities	$2,587	$173	A
December 31, 2011:
Debt Facilities	$2,660	$108	A

Fair market values are developed by the use of estimates obtained from brokers and other appropriate valuation techniques based on information available as of December 31, 2012 and 2011. The fair value estimates do not necessarily reflect the values the Company could realize in the current markets. Refer to Note 7, Fair Value Measurements, for definitions of input levels and valuation techniques.

The Company has the following contractual debt obligations outstanding at December 31, 2012 (in millions of dollars):

2013	$94
2014	1,852
2015	931
2016	1
2017	1

Total	$2,879

The weighted average cash interest rates for debt were approximately 2.6% and 3.7% as of December 31, 2012 and 2011, respectively. Interest paid on debt in 2012, 2011 and 2010 was $106 million, $104 million and $107 million, respectively.

PENSIONS AND OTHER POSTEMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2012
PENSIONS AND OTHER POSTEMPLOYMENT BENEFITS
14.	PENSIONS AND OTHER POSTEMPLOYMENT BENEFITS

The Company sponsors defined benefit pension plans (“Pension Benefits”) and postretirement health care and life insurance benefits (“Other Postemployment Benefits” or “OPEB”) for certain employees and retirees around the world. Using appropriate actuarial methods and assumptions, the Company’s defined benefit pension plans and postemployment benefits other than pensions are accounted for in accordance with FASB ASC Topic 715, Compensation – Retirement Benefits (“FASB ASC 715”).

The measurement date for all defined benefit plans is December 31. The following provides a reconciliation of the plans’ benefit obligations, plan assets, funded status and recognition in the consolidated balance sheets:

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
	(Millions of Dollars)
Change in benefit obligation:
Benefit obligation, beginning of year	$1,227	$1,151	$362	$352	$350	$366
Service cost	21	19	9	9	1	1
Interest cost	53	58	16	17	14	18
Benefits paid	(62)	(60)	(21)	(22)	(29)	(30)
Medicare subsidies received	—	—	—	—	3	3
Plan amendments	—	—	1	—	(16)	(4)
Curtailments	(16)	—	—	—	—	—
Settlements	(4)	—	—	—	—	—
Contractual termination benefit	6	—	—	—	—	—
Actuarial losses (gains) and changes in actuarial assumptions	98	59	94	21	75	(3)
Net transfers (out) in	(25)	—	3	1	(3)	—
Currency translation	—	—	10	(16)	—	(1)

Benefit obligation, end of year	$1,298	$1,227	$474	$362	$395	$350

Change in plan assets:
Fair value of plan assets, beginning of year	$670	$662	$48	$48	$—	$—
Actual return on plan assets	82	9	3	2	—	—
Company contributions	93	64	24	23	26	27
Benefits paid	(62)	(60)	(21)	(22)	(29)	(30)
Expenses	(5)	(5)	—	—	—	—
Medicare subsidies received	—	—	—	—	3	3
Currency translation	—	—	1	(3)	—	—

Fair value of plan assets, end of year	$778	$670	$55	$48	$—	$—

Funded status of the plan	$(520)	$(557)	$(419)	$(314)	$(395)	$(350)

Amounts recognized in the consolidated balance sheets:
Noncurrent assets	$—	$—	$2	$2	$—	$—
Current liabilities	(3)	(3)	(15)	(14)	(29)	(26)
Noncurrent liabilities	(517)	(554)	(406)	(302)	(366)	(324)

Net amount recognized	$(520)	$(557)	$(419)	$(314)	$(395)	$(350)

Amounts recognized in accumulated other comprehensive loss, inclusive of tax impacts:
Net actuarial loss	$435	$415	$107	$36	$113	$41
Prior service cost (credit)	—	—	4	3	(75)	(124)

Total	$435	$415	$111	$39	$38	$(83)

U. S. Pension Plan

In the fourth quarter of 2012, the Company froze contributions credits under its U.S. qualified pension plan for salaried and non-union hourly employees. The elimination of benefit accruals related to participants’ future service is treated as a curtailment and is shown as a $16 million reduction to the benefit obligation.

U.S. Welfare Benefit Plan

In July 2012, as a result of contract negotiations with a union at one of the Company’s U.S. manufacturing locations, the benefits under the U.S. Welfare Benefit Plan were eliminated for the location’s active participants. Since this plan change reduced benefits attributable to employee service already rendered, it was treated as a negative plan amendment, which created a $13 million prior service credit in accumulated other comprehensive income (“AOCI”). The corresponding reduction in the average remaining future service period to the full eligibility date also triggered the recognition of a $51 million OPEB curtailment gain which was recognized in the consolidated statements of operations during the third quarter of 2012. It should be noted that the calculation of the curtailment excluded the newly created prior service credit.

In December 2011, the Company ceased operations at one of its U.S. manufacturing locations. The resulting reduction in the average remaining future service period to the full eligibility date of the remaining active plan participants in the Company’s U.S. Welfare Benefit Plan triggered the recognition of a $1 million OPEB curtailment gain, which was recognized in the consolidated statements of operations during the fourth quarter of 2011.

On May 6, 2010, the Company approved an amendment to its U.S. Welfare Benefit Plan which eliminated OPEB for certain salaried and non-union hourly employees and retirees effective July 1, 2010. Given that this event eliminated the accrual of defined benefits for a significant number of active participants, the Company re-measured its OPEB obligation. Since this plan change reduced benefits attributable to employee service already rendered, it was treated as a negative plan amendment, which created a $162 million prior service credit in AOCI. The corresponding reduction in the average remaining future service period to the full eligibility date of the remaining active plan participants also triggered the recognition of a $4 million OPEB curtailment gain which was recognized in the consolidated statements of operations during the second quarter of 2010. The calculation of the curtailment excluded the newly created prior service credit.

On July 23, 2010, as a result of contract negotiations with a union at one of the Company’s U.S. manufacturing locations, the benefits under the U.S. Welfare Benefit Plan were eliminated. Since this plan change reduced benefits attributable to employee service already rendered, it was treated as a negative plan amendment, which created a $2 million prior service credit in AOCI. The corresponding reduction in the average remaining future service period to the full eligibility date of the remaining active plan participants also triggered the recognition of a $24 million OPEB curtailment gain which was recognized in the consolidated statements of operations during the third quarter of 2010.

Weighted-average assumptions used to determine the benefit obligation as of December 31:

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011

Discount rate	3.70%	4.50%	2.99%	4.69%	3.60%	4.45%
Rate of compensation increase	—	3.50%	3.13%	3.16%	—	—

Weighted-average assumptions used to determine net periodic benefit cost (credit) for the years ended December 31:

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011

Discount rate	4.50%	5.15%	4.69%	4.92%	4.45%	5.10%
Expected return on plan assets	7.60%	8.50%	5.27%	5.34%	—	—
Rate of compensation increase	3.50%	3.50%	3.16%	3.18%	—	—

The Company evaluates its discount rate assumption annually as of December 31 for each of its retirement-related benefit plans based upon the yield of high quality, fixed-income debt instruments, the maturities of which correspond to expected benefit payment dates.

The Company’s expected return on assets is established annually through analysis of anticipated future long-term investment performance for the plan based upon the asset allocation strategy. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term prospective rate.

The U.S. investment strategy mitigates risk by incorporating diversification across appropriate asset classes to meet the plan’s objectives. It is intended to reduce risk, provide long-term financial stability for the plan and maintain funded levels that meet long-term plan obligations while preserving sufficient liquidity for near-term benefit payments. Risk assumed is considered appropriate for the return anticipated and consistent with the diversification of plan assets. The Company’s investment strategy includes a target asset allocation of 50% equity investments, 25% fixed income investments and 25% in other investment types including hedge funds. Approximately 87% of the U.S. plan assets will be invested in actively managed investment funds.

The majority of the assets of the non-U.S. plans are invested through insurance contracts. The insurance contracts guarantee a minimum rate of return. The Company has no input into the investment strategy of the assets underlying the contracts, but they are typically heavily invested in active bond markets and are highly regulated by local law. The target asset allocation for the non-U.S. pension plans is 70% insurance contracts, 25% debt investments and 5% equity investments.

Refer to Note 7, “Fair Value Measurements,” for more detail surrounding the fair value of each major category of plan assets, including the inputs and valuation techniques used to develop the fair value measurements of the plans’ assets, at December 31, 2012 and 2011.

Information for defined benefit plans with projected benefit obligations in excess of plan assets:

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
	(Millions of Dollars)

Projected benefit obligation	$1,298	$1,227	$472	$359	$395	$350
Fair value of plan assets	778	670	51	44	—	—

Information for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension Benefits
	United States Plans		Non-U.S. Plans
	2012	2011	2012	2011
	(Millions of Dollars)

Projected benefit obligation	$1,298	$1,227	$471	$359
Accumulated benefit obligation	1,298	1,213	436	338
Fair value of plan assets	778	670	50	44

The accumulated benefit obligation for all pension plans is $1,735 million and $1,554 million as of December 31, 2012 and 2011, respectively.

Components of net periodic benefit cost (credit) for the years ended December 31:

	Pension Benefits						Other Postemployment
	United States Plans			Non-U.S. Plans			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(Millions of Dollars)

Service cost	$21	$19	$21	$9	$9	$8	$1	$1	$1
Interest cost	53	58	61	16	17	16	14	18	21
Expected return on plan assets	(52)	(55)	(50)	(2)	(3)	(2)	—	—	—
Amortization of actuarial losses	35	24	25	—	—	—	2	1	—
Amortization of prior service credit	—	—	—	1	—	—	(14)	(16)	(12)
Settlement gain	(1)	—	—	—	—	—	—	—	—
Curtailment gain	(1)	—	—	—	—	—	(51)	(1)	(29)

Net periodic cost (credit)	$55	$46	$57	$24	$23	$22	$(48)	$3	$(19)

Amounts in “Accumulated other comprehensive loss” expected to be recognized as components of net periodic benefit cost over the next fiscal year:

	Pension Benefits		Other Postemployment
	United States	Non-U.S. Plans	Benefits
	(Millions of Dollars)

Amortization of actuarial losses	$14	$8	$6
Amortization of prior service cost	—	—	(11)

Total	$14	$8	$(5)

The assumed health care and drug cost trend rates used to measure next year’s postemployment healthcare benefits are as follows:

	Other Postemployment Benefits
	2012	2011

Health care cost trend rate	7.25%	7.63%
Ultimate health care cost trend rate	5.00%	5.00%
Year ultimate health care cost trend rate reached	2018	2018

Drug cost trend rate	8.38%	8.94%
Ultimate drug cost trend rate	5.00%	5.00%
Year ultimate drug cost trend rate reached	2018	2018

The assumed health care cost trend rate has a significant impact on the amounts reported for Other Postemployment Benefits plans. The following table illustrates the sensitivity to a change in the assumed health care cost trend rate:

	Total Service and Interest Cost	APBO
	(Millions of Dollars)

100 basis point (“bp”) increase in health care cost trend rate	$1	$27
100 bp decrease in health care cost trend rate	(1)	(23)

The following table illustrates the sensitivity to a change in certain assumptions for projected benefit obligations (“PBO”), associated expense and other comprehensive loss (“OCL”). The changes in these assumptions have no impact on the Company’s 2012 funding requirements.

	Pension Benefits						Other Postemployment
	United States Plans			Non-U.S. Plans			Benefits
	Change in 2013 pension expense	Change in PBO	Change in accumulated OCL	Change in 2013 pension expense	Change in PBO	Change in accumulated OCL	Change in 2013 expense	Change in PBO
	(Millions of dollars)

25 bp decrease in discount rate	$—	$35	$(35)	$1	$15	$(15)	$—	$9
25 bp increase in discount rate	—	(34)	34	(1)	(14)	14	—	(9)
25 bp decrease in return on assets rate	2	—	—	—	—	—	—	—
25 bp increase in return on assets rate	(2)	—	—	—	—	—	—	—

Projected benefit payments from the plans are estimated as follows:

	Pension Benefits		Other
	United States	Non-U.S. Plans	Postemployment Benefits
	(Millions of Dollars)

2013	$81	$27	$30
2014	80	24	30
2015	81	25	30
2016	83	24	29
2017	78	25	29
Years 2018 - 2022	413	134	128

The Company expects to contribute approximately $82 million to its pension plans in 2013.

Defined Contribution Pension Plans

The Company also maintains certain defined contribution pension plans for eligible employees. The total expenses attributable to the Company’s defined contribution savings plan were $23 million, $23 million and $21 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The amounts contributed to defined contribution pension plans include contributions to multi-employer plans in France, Italy and the United States of $1 million during each of the years ended December 31, 2012, 2011 and 2010. None of the multiemployer plans in which the Company participates are individually significant.

Other Benefits

The Company accounts for benefits to former or inactive employees paid after employment but before retirement pursuant to FASB ASC 712. The liabilities for such U.S. and European postemployment benefits were $34 million and $36 million at December 31, 2012 and 2011, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

15.            INCOME TAXES

Under the liability method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The components of (loss) income from continuing operations before income taxes consist of the following:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Domestic	$(102)	$(238)	$(3)
International	(16)	180	187

Total	$(118)	$(58)	$184

Significant components of the benefit (expense) for income taxes are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Current:
Federal, state and local	$(2)	$6	$1
International	(47)	(40)	(54)

Total current	(49)	(34)	(53)
Deferred:
Federal, state and local	32	9	(3)
International	46	8	44

Total deferred	78	17	41

	$29	$(17)	$(12)

The reconciliation of income taxes computed at the United States federal statutory tax rate to income tax benefit (expense) is:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Income tax benefit (expense) at United States statutory rate	$41	$20	$(64)
Tax effect from:
Goodwill impairment	(34)	(91)	—
U.S. income inclusions from foreign subsidiaries	(27)	(33)	(43)
Non-consolidated foreign affiliates	11	10	8
Tax holidays, incentives and minimum tax	9	13	9
Foreign rate variance	13	9	8
State income taxes	(1)	(1)	(1)
Uncertain tax positions and assessments	335	25	1
Valuation allowances	(326)	30	76
Other	8	1	(6)

Income tax benefit (expense)	$29	$(17)	$(12)

The following table summarizes the Company’s total benefit (provision) for income taxes by component:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Income tax benefit (expense)	$29	$(17)	$(12)
Adjustments to goodwill	—	20	16
Allocated to equity:
Postemployment benefits	(71)	(37)	(23)
Derivatives	18	1	4
Foreign currency translation	(2)	4	—
Valuation allowances	29	32	17

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31
	2012	2011
	(Millions of Dollars)
Deferred tax assets
Net operating loss carryforwards	$777	$484
Postemployment benefits, including pensions	414	371
Reorganization costs	51	78
Inventory	46	31
Other temporary differences	94	58
Tax credits	126	113

Total deferred tax assets	1,508	1,135
Valuation allowances for deferred tax assets	(1,223)	(824)

Net deferred tax assets	285	311
Deferred tax liabilities
Investment in U.S. subsidiaries	(307)	(366)
Intangible assets	(199)	(240)
Fixed assets	(30)	(61)

Total deferred tax liabilities	(536)	(667)

	$(251)	$(356)

Deferred tax assets and liabilities are recorded in the consolidated balance sheets as follows:

	December 31
	2012	2011
	(Millions of Dollars)
Assets:
Prepaid expenses and other current assets	$42	$39
Other noncurrent assets	95	39
Liabilities:
Other current liabilities	—	—
Long-term portion of deferred income taxes	(388)	(434)

	$(251)	$(356)

The Company continues to maintain a valuation allowance related to its net deferred tax assets in multiple jurisdictions. As of December 31, 2012, the Company had valuation allowances of $849 million related to tax loss and credit carryforwards. The current and future provision for income taxes may be significantly impacted by changes to valuation allowances in certain countries. These allowances will be maintained until it is more likely than not that the deferred tax assets will be realized. The future provision for income taxes will include no tax benefit with respect to losses incurred and no tax expense with respect to income generated in these countries until the respective valuation allowance is eliminated.

At December 31, 2012, the Company had a deferred tax asset before valuation allowance of $903 million for tax loss carryforwards and tax credits, including: $507 million in the United States with expiration dates from 2013 through 2032; $199 million in the United Kingdom with no expiration date; and $197 million in other jurisdictions with various expiration dates.

Income taxes paid, net of income tax refunds received, were $56 million, $43 million and $43 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company did not record taxes on its undistributed earnings of $719 million at December 31, 2012 since these earnings are considered by the Company to be permanently reinvested. If at some future date these earnings cease to be permanently reinvested, the Company may be subject to United States income taxes and foreign withholding taxes on such amounts. Determining the unrecognized deferred tax liability on the potential distribution of these earnings is not practicable as such liability, if any, is dependent on circumstances existing when remittance occurs.

As of December 31, 2012, the Company had $467 million of cash and cash equivalents, of which $219 million was held by foreign subsidiaries. In accordance with FASB ASC 740-30-25-17 through 19, the Company asserts that these funds are indefinitely reinvested due to operational and investing needs of the foreign locations. Furthermore, the Company will accrue any applicable taxes in the period when the Company no longer intends to indefinitely reinvest these funds. The Company would expect that the impact on cash taxes would be immaterial due to: the availability of net operation loss carryforwards and related valuation allowances; earnings considered previously taxed; and applicable tax treaties.

At December 31, 2012, 2011 and 2010, the Company had total unrecognized tax benefits of $69 million, $375 million and $399 million, respectively. Of these totals, $39 million, $66 million and $76 million, respectively, represent the amounts of unrecognized tax benefits that, if recognized, would affect the effective income tax rates. The total unrecognized tax benefits differ from the amounts which would affect the effective tax rates primarily due to the impact of valuation allowances.

A summary of the changes in the gross amount of unrecognized tax benefits for the years ended December 31, 2012, 2011 and 2010 are shown below:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Change in unrecognized tax benefits
Balance at January 1	$375	$399	$419
Additions based on tax positions related to the current year	7	6	6
Additions for tax positions of prior years	10	22	6
Decreases for tax positions of prior years	(9)	(20)	(8)
Decreases for statute of limitations expiration	(13)	(8)	(18)
Settlements	(300)	(21)	(5)
Impact of currency translation	(1)	(3)	(1)

Balance at December 31	$69	$375	$399

The Company classifies tax-related penalties and net interest as income tax expense. As of December 31, 2012, 2011 and 2010, the Company recorded $15 million, $13 million and $16 million, respectively, in liabilities for tax-related net interest and penalties on its consolidated balance sheet. During the years ended December 31, 2012, 2011 and 2010, the Company recorded tax expenses related to a net increase (decrease) in its liability for interest and penalties of $2 million, $(3) million and $3 million, respectively.

The Company operates in multiple jurisdictions throughout the world. The Company is no longer subject to U.S. federal tax examinations for years before 2010 or state and local for years before 2008, with limited exceptions. Furthermore, the Company is no longer subject to income tax examinations in major foreign tax jurisdictions for years prior to 2005. The income tax returns of foreign subsidiaries in various tax jurisdictions are currently under examination.

The Company believes that it is reasonably possible that its unrecognized tax benefits in multiple jurisdictions, which primarily relate to transfer pricing, corporate reorganization and various other matters, may decrease by approximately $22 million in the next 12 months due to audit settlements or statute expirations, of which approximately $5 million, if recognized, could impact the effective tax rate.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

16.            COMMITMENTS AND CONTINGENCIES

Environmental Matters

The Company is a defendant in lawsuits filed, or the recipient of administrative orders issued or demand letters received, in various jurisdictions pursuant to the Federal Comprehensive Environmental Response Compensation and Liability Act of 1980 (“CERCLA”) or other similar national, provincial or state environmental remedial laws. These laws provide that responsible parties may be liable to pay for remediating contamination resulting from hazardous substances that were discharged into the environment by them, by prior owners or occupants of property they currently own or operate, or by others to whom they sent such substances for treatment or other disposition at third party locations. The Company has been notified by the United States Environmental Protection Agency, other national environmental agencies, and various provincial and state agencies that it may be a potentially responsible party (“PRP”) under such laws for the cost of remediating hazardous substances pursuant to CERCLA and other national and state or provincial environmental laws. PRP designation typically requires the funding of site investigations and subsequent remedial activities.

Many of the sites that are likely to be the costliest to remediate are often current or former commercial waste disposal facilities to which numerous companies sent wastes. Despite the potential joint and several liability which might be imposed on the Company under CERCLA and some of the other laws pertaining to these sites, the Company’s share of the total waste sent to these sites has generally been small. The Company believes its exposure for liability at these sites is limited.

The Company has also identified certain other present and former properties at which it may be responsible for cleaning up or addressing environmental contamination, in some cases as a result of contractual commitments and/or federal or state environmental laws. The Company is actively seeking to resolve these actual and potential statutory, regulatory and contractual obligations. Although difficult to quantify based on the complexity of the issues, the Company has accrued amounts corresponding to its best estimate of the costs associated with such regulatory and contractual obligations on the basis of available information from site investigations and best professional judgment of consultants.

Total environmental liabilities, determined on an undiscounted basis are included in the consolidated balance sheets as follows:

	December 31	December 31
	2012	2011
	(Millions of Dollars)
Other current liabilities	$6	$5
Other accrued liabilities (noncurrent)	9	11

	$15	$16

Management believes that recorded environmental liabilities will be adequate to cover the Company’s estimated liability for its exposure in respect to such matters. In the event that such liabilities were to significantly exceed the amounts recorded by the Company, the Company’s results of operations and financial condition could be materially affected. At December 31, 2012, management estimates that reasonably possible material additional losses above and beyond management’s best estimate of required remediation costs as recorded approximate $43 million.

Asset Retirement Obligations

The Company records asset retirement obligations (“ARO”) in accordance with FASB ASC 410. The Company’s primary ARO activities relate to the removal of hazardous building materials at its facilities. The Company records an ARO at fair value upon initial recognition when the amount can be reasonably estimated, typically upon the expectation that an operating site may be closed or sold. ARO fair values are determined based on the Company’s determination of what a third party would charge to perform the remediation activities, generally using a present value technique.

For those sites that the Company identifies in the future for closure or sale, or for which it otherwise believes it has a reasonable basis to assign probabilities to a range of potential settlement dates, the Company will review these sites for both ARO and impairment issues.

The Company has identified sites with contractual obligations and several sites that are closed or expected to be closed and sold. In connection with these sites, the Company maintains ARO liabilities in the consolidated balance sheets as follows:

	December 31	December 31
	2012	2011
	(Millions of Dollars)
Other current liabilities	$3	$1
Other accrued liabilities (noncurrent)	26	21

	$29	$22

The following is a rollforward of the Company’s ARO liability for the two years ended December 31, 2012 (in millions of dollars):

Balance at January 1, 2011	$25
Liabilities incurred	2
Liabilities settled/adjustments	(5)

Balance at December 31, 2011	22
Liabilities incurred	9
Liabilities settled/adjustments	(2)

Balance at December 31, 2012	$29

The Company has conditional asset retirement obligations (“CARO”), primarily related to removal costs of hazardous materials in buildings, for which it believes reasonable cost estimates cannot be made at this time because the Company does not believe it has a reasonable basis to assign probabilities to a range of potential settlement dates for these retirement obligations. Accordingly, the Company is currently unable to determine amounts to accrue for CARO at such sites.

Other Matters

The Company is involved in other legal actions and claims, directly and through its subsidiaries. Management does not believe that the outcomes of these other actions or claims are likely to have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS

17.            ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss consists of the following:

	December 31
	2012	2011
	(Millions of Dollars)
Foreign currency translation adjustments and other	$(242)	$(298)

Hedge instruments	(8)	(56)
Income taxes	(16)	(14)

Hedge instruments, including tax impact	(24)	(70)

Postemployment benefits	(601)	(361)
Income taxes	17	(10)

Postemployment benefits, including tax impact	(584)	(371)

	$(850)	$(739)

WARRANTS	12 Months Ended
Dec. 31, 2012
WARRANTS

18.            WARRANTS

On December 27, 2007, the Company issued 6,951,871 warrants to purchase 6,951,871 common shares of the Company at an exercise price equal to $45.815, exercisable through December 27, 2014. All of these warrants remain outstanding as of December 31, 2012.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
19.	STOCK-BASED COMPENSATION

CEO Stock-Based Compensation Agreements

Effective March 31, 2012, José Maria Alapont retired as president and chief executive officer of the Company. Mr. Alapont’s retirement had no accounting impact on either the stock options or the deferred compensation agreement discussed below.

On March 23, 2010, the Company entered into the Second Amended and Restated Employment Agreement, which extended José Maria Alapont’s employment with the Company for three years. Also on March 23, 2010, the Company amended and restated the Stock Option Agreement by and between the Company and Mr. Alapont dated as of February 15, 2008 (the “Restated Stock Option Agreement”). The Restated Stock Option Agreement removed Mr. Alapont’s put option to sell stock received from a stock option exercise to the Company for cash. The Restated Stock Option Agreement provides for pay out of any exercise of Mr. Alapont’s stock options in stock or, at the election of the Company, in cash. The awards were previously accounted for as liability awards based on the optional cash exercise feature, however the accounting impact associated with this modification is that the options are now considered an equity award as of March 23, 2010. The Company revalued the 4,000,000 stock options granted to Mr. Alapont at March 23, 2010, resulting in a revised fair value of $27 million. This amount was reclassified from “Other accrued liabilities” to “Additional paid-in capital” due to their equity award status. As these stock options were fully vested as of March 23, 2010, no further expense related to these options was recognized subsequent to that date. These options had an intrinsic value of zero as of December 31, 2011. These options expired on June 29, 2012.

Mr. Alapont’s Deferred Compensation Agreement was also amended and restated on March 23, 2010. The amended and restated agreement included no changes that impacted the accounting for this agreement. Mr. Alapont received his payout associated with this agreement of $9.7 million (500,000 shares of stock multiplied by the March 23, 2010 stock price of $19.46) on October 3, 2012. The Company recognized $1 million, $1 million and $2 million in expense associated with Mr. Alapont’s Deferred Compensation Agreement during the years ended December 31, 2012, 2011 and 2010, respectively. The Deferred Compensation Agreement had an intrinsic value of $9.7 million as of December 31, 2011.

The Deferred Compensation Agreement fair values were estimated using the Monte Carlo valuation model with the following assumptions:

	December 31
	2011	2010

Exercise price of options connected to deferred compensation	$19.50	$19.50
Expected volatility	60%	58%
Expected dividend yield .	0%	0%
Risk-free rate over the estimated expected life	0.17%	0.59%
Expected life (in years)	1.5	2.0
Fair value (in millions)	$8.0	$6.6
Fair value of vested portion (in millions)	$8.0	$6.6

For all noted valuations, expected volatility is based on the average of five-year historical volatility and implied volatility for a group of comparable auto industry companies as of the measurement date. Risk-free rate is determined based upon U.S. Treasury rates over the estimated expected option lives. Expected dividend yield is zero as the Company has not paid dividends to holders of its common stock in the recent past nor does it expect to do so in the future. Expected option lives are primarily equal to one-half of the time between the measurement date and the end of the option term.

Stock Appreciation Rights

A summary of the Company’s stock appreciation rights (“SARs”) activity on an annual basis since inception is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	SARs	Price	Life	Value
	(Thousands)		(Years)	(Millions)

Outstanding at January 1, 2010	—	$—
Granted	437	17.16
Forfeited	(36)	17.16

Outstanding at December 31, 2010	401	$17.16	4.2	$1
Granted	1,043	21.03
Exercised	(34)	19.49
Forfeited	(22)	20.18

Outstanding at December 31, 2011	1,388	$19.96	3.9	$—
Granted	809	17.64
Forfeited	(311)	18.50

Outstanding at December 31, 2012	1,886	$19.21	3.4	$—

Exercisable at December 31, 2012	785	$19.46	3.2	$—

In February 2012, 2011 and 2010, the Company granted approximately 809,000, 1,043,000 and 437,000 SARs, respectively, to certain employees. The SARs granted in February 2012 (“2012 SARs”) and in February 2011 (“2011 SARs”) vested 25.0% on grant date and 25.0% on each of the next three anniversaries of the grant date. The SARs granted in February 2010 (“2010 SARs”) vest 33.3% on each of the three anniversaries of the grant date. All SARs have a term of five years from date of grant. The SARs are payable in cash or, at the election of the Company, in stock. As the Company anticipates paying out SARs exercises in the form of cash, the SARs are being treated as liability awards for accounting purposes. The Company valued the 2012 SARs, the 2011 SARs and the 2010 SARs at December 31, 2012 resulting in fair values of $0.8 million, $0.4 million and $0.1 million, respectively. The Company recognized SARs income of $4 million and $1 million for the years ended December 31, 2012 and 2011, respectively. The Company recognized SARs expense of $1 million for the year ended December 31, 2010. The SARs fair values were estimated using the Black-Scholes valuation model with the following assumptions:

	December 31, 2012			December 31, 2011		Dec 31, 2010
	2012 SARs	2011 SARs	2010 SARs	2011 SARs	2010 SARs	2010 SARs
Exercise price	$17.64	$21.03	$17.16	$21.03	$17.16	$17.16
Expected volatility	56%	56%	56%	60%	60%	58%
Expected dividend yield	0%	0%	0%	0%	0%	0%
Expected forfeitures	0%	0%	0%	0%	0%	0%
Risk-free rate over the expected life	0.30%	0.23%	0.17%	0.29%	0.20%	0.86%
Expected life (in years)	2.5	1.7	1.1	2.5	1.8	2.7
Fair value (in millions)	$0.8	$0.4	$0.1	$3.9	$1.5	$3.6
Fair value of vested portion (in millions)	$0.2	$0.2	$—	$0.9	$0.5	$—

Expected volatility is based on the average of five-year historical volatility and implied volatility for a group of comparable auto industry companies as of the measurement date. Risk-free rate is determined based upon U.S. Treasury rates over the estimated expected lives. Expected dividend yield is zero as the Company has not paid dividends to holders of its common stock in the recent past nor does it expect to do so in the future. Expected forfeitures are zero as the Company has no historical experience with SARs; the impact of forfeitures is recognized by the Company upon occurrence. Expected life is the average of the time until the award is fully vested and the end of the term.

The Company recognized $2 million and $3 million in expense during the years ended December 31, 2011 and 2010, respectively, associated with incentive compensation earned during those years that are paid out through the granting of SARs in February of the subsequent year. The Company will not issue SARs in February 2013.

(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
(LOSS) INCOME PER SHARE
20.	(LOSS) INCOME PER SHARE

The following is a reconciliation of the numerators and the denominators of the basic and diluted (loss) income per common share:

	Year Ended December 31
	2012	2011	2010
	(In Millions of Dollars, Except Per Share Amounts)

Amounts attributable to Federal-Mogul:
Net (loss) income from continuing operations	$(96)	$(82)	$166
Loss from discontinued operations	(21)	(8)	(5)

Net (loss) income	$(117)	$(90)	$161

Weighted average shares outstanding, basic (in millions)	98.9	98.9	98.9

Incremental shares on assumed conversion of deferred compensation stock (in millions)	0.5	0.5	0.5

Weighted average shares outstanding, diluted (in millions)	99.4	99.4	99.4

Net (loss) income per common share attributable to Federal-Mogul – basic:
Net (loss) income from continuing operations	(0.97)	(0.83)	1.68
Loss from discontinued operations	(0.21)	(0.08)	(0.05)

Net (loss) income	$(1.18)	$(0.91)	$1.63

Net (loss) income per common share attributable to Federal-Mogul – diluted:
Net (loss) income from continuing operations	(0.97)	(0.83)	1.67
Loss from discontinued operations	(0.21)	(0.08)	(0.05)

Net (loss) income	$(1.18)	$(0.91)	$1.62

The Company had losses for the years ended December 31, 2012 and December 31, 2011. As a result, diluted loss per share is the same as basic in those periods, as any potentially dilutive securities would reduce the loss per share.

Warrants to purchase 6,951,871 common shares were not included in the computation of diluted earnings per share because the exercise price was greater than the average market price of the Company’s common shares during the years ended December 31, 2012, 2011 and 2010. Options to purchase 4,000,000 common shares, which expired on June 29, 2012, were not included in the computation of diluted earnings per share because the exercise price was greater than the average market price of the Company’s common shares during the years ended December 31, 2012, 2011 and 2010.

The 500,000 common shares issued in connection with the Deferred Compensation Agreement described in Note 19 are excluded from the basic earnings per share calculation as required by FASB ASC Topic 710, Compensation.

THAILAND MANUFACTURING FACILITY FLOOD	12 Months Ended
Dec. 31, 2012
THAILAND MANUFACTURING FACILITY FLOOD

21.            THAILAND MANUFACTURING FACILITY FLOOD

In October 2011, a flood occurred at the Company’s manufacturing facility in Ayutthaya, Thailand. This facility was partially submerged in the flood waters for a period of approximately six weeks, resulting in extensive damage to the facility and the loss of substantially all of its related equipment and inventory. Operations at the facility are currently suspended.

In addition to other coverage, the Company believes its insurance policies provide for replacement of damaged property, sales value of destroyed inventory, reimbursement for losses due to interruption of business operations, and reimbursement of expenditures incurred to restore operations. In February and April 2012, the Company received cash advances from its insurance carrier of $25 million and $5 million, respectively. The table below provides, by insurance coverage stream, the amount of insurance recoverable recorded as of December 31, 2011 (in millions of dollars):

Real and personal property:
Property, plant and equipment	$13
Inventory	6
Incremental costs incurred to restore operations	2

$21

The following table presents a rollforward of the insurance recoverable for the year ended December 31, 2012 (in millions of dollars):

Insurance recoverable as of December 31, 2011	$21
Cash advance from insurance carrier	(30)
Incremental costs incurred to restore operations	9

Insurance recoverable as of December 31, 2012	$—

The insurance recoverable of $21 million was classified within the balance sheet as of December 31, 2011 as “Prepaid expenses and other current assets.”

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT

22.            SUBSEQUENT EVENT

In February 2013, the Company's Board of Directors approved evaluation of restructuring opportunities (with a focus on closing or downsizing manufacturing facilities, primarily in Western Europe) in order to improve operating performance. The restructuring is intended to take place from 2013-2015 and the specific details of the plans, including the impacted facilities, are not yet finalized and subject to Board review.

OPERATIONS BY REPORTING SEGMENT AND GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2012
OPERATIONS BY REPORTING SEGMENT AND GEOGRAPHIC AREA
23.	OPERATIONS BY REPORTING SEGMENT AND GEOGRAPHIC AREA

Effective September 1, 2012, the Company began operating with two end-customer focused business segments. The Powertrain segment focuses on original equipment products for automotive, heavy duty and industrial applications. The Vehicle Components Solutions segment sells and distributes a broad portfolio of products in the global aftermarket, while also serving original equipment manufacturers with products including braking, chassis, wipers and other vehicle components. The new organizational model allows for a strong product line focus benefitting both original equipment and aftermarket customers and will enable the global Federal-Mogul teams to be responsive to customers’ needs for superior products and to promote greater identification with Federal-Mogul premium brands. The division of the global Federal-Mogul business into two operating segments is expected to enhance management focus to capitalize on opportunities for organic or acquisition growth, profit improvement, resource utilization and business model optimization in line with the unique requirements of the two different customer bases. Prior period amounts have been reclassified to conform with the presentation used in this filing.

The Company evaluates reporting segment performance principally on a non-GAAP Operational EBITDA basis. Management believes that Operational EBITDA provides supplemental information for management and investors to evaluate the operating performance of its business. Management uses and believes that investors benefit from referring to Operational EBITDA in assessing the Company’s operating results, as well as in planning, forecasting and analyzing future periods as this financial measure approximates the cash flow associated with the operational earnings of the Company. Additionally, Operational EBITDA presents measures of corporate performance exclusive of the Company’s capital structure and the method by which assets were acquired and financed.

During the third quarter of 2012, the Company adjusted its definition of Operational EBITDA to include the service cost component of its U.S. based funded pension plan. Previously, all components of U.S. based funded pension expense were excluded from Operational EDITDA on a total Company basis. Accordingly, Operational EBITDA is defined as earnings from continuing operations before interest, income taxes, depreciation and amortization, and certain items such as restructuring and impairment charges, Chapter 11 and U.K. Administration related reorganization expenses, gains or losses on the sales of businesses, the non-service cost components of the U.S. based funded pension plan and OPEB curtailment gains or losses. Prior periods have been reclassified to conform with the presentation used in this filing.

Net sales:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$4,044	$4,221	$3,578
Vehicle Components Solutions	2,937	3,033	2,993
Inter-segment eliminations	(391)	(438)	(433)

Total	$6,590	$6,816	$6,138

Cost of products sold:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$(3,580)	$(3,652)	$(3,110)
Vehicle Components Solutions	(2,475)	(2,509)	(2,449)
Inter-segment eliminations	391	438	433

Total Reporting Segment	(5,664)	(5,723)	(5,126)
Corporate	(7)	(5)	(6)

Total Company	$(5,671)	$(5,728)	$(5,132)

Gross margin:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$464	$569	$468
Vehicle Components Solutions	462	524	544

Total Reporting Segment	926	1,093	1,012
Corporate	(7)	(5)	(6)

Total Company	$919	$1,088	$1,006

Operational EBITDA and the reconciliation to net (loss) income were as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$296	$433	$355
Vehicle Components Solutions	200	255	300

Total Operational EBITDA	496	688	655

Items required to reconcile Operational EBITDA to net (loss) income:
Depreciation and amortization	(288)	(283)	(331)
Interest expense, net	(128)	(127)	(129)
Adjustment of assets to fair value	(187)	(307)	(2)
Non-service cost components associated with the U.S. based funded pension plan	(35)	(25)	(33)
Restructuring expense, net	(26)	(5)	(8)
Discontinued operations	(21)	(8)	(5)
OPEB curtailment gains	51	1	29
Income tax benefit (expense)	29	(17)	(12)
Other	(1)	—	3

Net (loss) income	$(110)	$(83)	$167

Total assets, capital expenditures, and depreciation and amortization information by reporting segment is as set forth in the tables below. Goodwill was assigned to reporting segments and reporting units based on individual reporting unit fair values over values attributed to specific intangible and tangible assets. Reporting units are components of the Company’s reporting segments (which are also its operating segments) and generally align with specific product groups for which segment managers regularly review operating results.

	Total Assets		Capital Expenditures			Depreciation and Amortization
	December 31		Year Ended December 31			Year Ended December 31
	2012	2011	2012	2011	2010	2012	2011	2010
	(Millions of Dollars)

Powertrain	$3,143	$3,028	$283	$263	$174	$168	$159	$189
Vehicle Components Solutions	3,242	3,208	86	68	58	99	102	119

Total Reporting Segment	6,385	6,236	369	331	232	267	261	308
Corporate	517	760	16	14	18	21	21	23
Discontinued operations	25	33	2	3	1	1	2	2

Total Company	$6,927	$7,029	$387	$348	$251	$289	$284	$333

The following table shows geographic information:

	Net Sales			Net PPE
	Year Ended December 31			December 31
	2012	2011	2010	2012	2011
	(Millions of Dollars)

United States	$2,584	$2,529	$2,433	$554	$521
Germany	1,160	1,284	1,052	399	388
France	365	430	395	93	84
Mexico	312	292	259	122	109
China	288	262	211	126	127
Belgium	286	299	275	24	22
Italy	263	302	277	71	75
United Kingdom	260	284	258	76	68
India	229	251	206	146	137
Other	843	883	772	360	324

	$6,590	$6,816	$6,138	$1,971	$1,855

QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
QUARTERLY FINANCIAL DATA (UNAUDITED)
24.	QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table presents selected unaudited quarterly operating results of the Company for 2012 and 2011, and the audited results of the Company for the years ended December 31, 2012 and 2011.

	First	Second	Third	Fourth	Year
	(Amounts in millions, except per share amounts and stock prices)
Year ended December 31, 2012:
Net sales	$1,740	$1,685	$1,586	$1,578	$6,590
Gross margin	277	257	215	169	919
(Loss) income from continuing operations, attributable to Federal-Mogul	35	(55)	—	(77)	(96)
(Loss) from discontinued operations, net of tax	(3)	(4)	(11)	(3)	(21)
Net (loss) income attributable to Federal-Mogul*	32	(59)	(11)	(80)	(117)

Net (loss) income per common share attributable to Federal-Mogul – basic:
(Loss) income from continuing operations	$0.35	$(0.56)	$—	$(0.78)	$(0.97)
(Loss) from discontinued operations	(0.03)	(0.04)	(0.11)	(0.03)	(0.21)

Net (loss) income attributable to Federal-Mogul*	$0.32	$(0.60)	$(0.11)	$(0.81)	$(1.18)

Net (loss) income per common share attributable to Federal-Mogul – diluted:
(Loss) income from continuing operations	$0.35	$(0.56)	$—	$(0.78)	$(0.97)
(Loss) from discontinued operations	(0.03)	(0.04)	(0.11)	(0.03)	(0.21)

Net (loss) income attributable to Federal-Mogul*	$0.32	$(0.60)	$(0.11)	$(0.81)	$(1.18)

Weighted avg. shares outstanding – basic (in millions)	98.9	98.9	98.9	98.9	98.9
Weighted avg. shares outstanding – diluted (in millions)	99.4	99.4	99.4	99.4	99.4

Stock price:
High	$17.97	$17.20	$11.79	$10.18
Low	$14.80	$9.96	$8.67	$6.90

Dividend per share	—	—	—	—

*	The Company’s results were impacted by the following:

•	Quarter ended December 31, 2012: The Company recognized adjustment of assets to fair value of $20 million, partially offset by $5 million of tax benefit.

•

Quarter ended September 30, 2012: The Company recognized adjustment of assets to fair value of $46 million, partially offset by $7 million of tax benefit. This net charge was more than offset by the Company’s recognition of a $51 million OPEB curtailment gain with no tax impact.

•	Quarter ended June 30, 2012: The Company recognized adjustment of assets to fair value of $119 million, partially offset by $15 million of tax benefit.

	First	Second	Third	Fourth	Year
	(Amounts in millions, except per share amounts and stock prices)
Year ended December 31, 2011:
Net sales	$1,699	$1,773	$1,711	$1,633	$6,816
Gross margin	278	298	264	248	1,088
(Loss) income from continuing operations, attributable to Federal-Mogul (Loss) income from continuing operations, net of tax	53	66	36	(236)	(82)
(Loss) from discontinued operations, net of tax	(2)	(2)	(2)	(3)	(8)
Net (loss) income attributable to Federal-Mogul*	51	64	34	(239)	(90)

Net (loss) income per common share attributable to Federal-Mogul – basic:
(Loss) income from continuing operations	$0.54	$0.67	$0.36	$(2.39)	$(0.83)
(Loss) from discontinued operations	(0.02)	(0.02)	(0.02)	(0.03)	(0.08)

Net (loss) income attributable to Federal-Mogul*	$0.52	$0.65	$0.34	$(2.42)	$(0.91)

Net (loss) income per common share attributable to Federal-Mogul – diluted:
(Loss) income from continuing operations	$0.53	$0.66	$0.36	$(2.39)	$(0.83)
(Loss) from discontinued operations	(0.02)	(0.02)	(0.02)	(0.03)	(0.08)

Net (loss) income attributable to Federal-Mogul*	$0.51	$0.64	$0.34	$(2.42)	$(0.91)

Weighted avg. shares outstanding – basic (in millions)	98.9	98.9	98.9	98.9	98.9
Weighted avg. shares outstanding – diluted (in millions)	99.7	99.8	99.4	99.4	99.4

Stock price:
High	$26.00	$27.20	$23.99	$19.28
Low	$18.91	$19.61	$14.11	$13.06

Dividend per share	—	—	—	—

*	The Company’s results were impacted by the following:

•	Quarter ended December 31, 2011: The Company recognized adjustment of assets to fair value of $304 million, partially offset by $14 million of tax benefit.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FEDERAL-MOGUL CORPORATION AND SUBSIDIARIES

Column A	Column B	Column C		Column D		Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions		Balance at End of Period
	(Millions of Dollars)

Year ended December 31, 2012:
Valuation allowance for trade receivables	$13	$2	$—	$(2	) (1)	$13
Inventory valuation allowance	83	18	—	(2	) (2)	99
Valuation allowance for deferred tax assets	824	334	65	—		1,223

Year ended December 31, 2011:
Valuation allowance for trade receivables	$13	$3	$—	$(3	) (1)	$13
Inventory valuation allowance	86	14	—	(17	) (2)	83
Valuation allowance for deferred tax assets	871	(27)	(20)	—		824

Year ended December 31, 2010:
Valuation allowance for trade receivables	$19	$1	$—	$(7	) (1)	$13
Inventory valuation allowance	76	18	—	(8	) (2)	86
Valuation allowance for deferred tax assets	865	(75)	81	—		871

(1)	Uncollectible accounts charged off net of recoveries.
(2)	Obsolete inventory charged off.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Financial Statement Presentation

Financial Statement Presentation: The audited consolidated financial statements of Federal-Mogul Corporation (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Principles Of Consolidation

Principles of Consolidation: The Company consolidates into its financial statements the accounts of the Company, all wholly-owned subsidiaries, and any partially-owned subsidiary that the Company has the ability to control. Control generally equates to ownership percentage, whereby investments that are more than 50% owned are consolidated, investments in affiliates of 50% or less but greater than 20% are accounted for using the equity method, and investments in affiliates of 20% or less are accounted for using the cost method. The Company does not consolidate any entity for which it has a variable interest based solely on power to direct the activities and significant participation in the entity’s expected results that would not otherwise be consolidated based on control through voting interests. Further, the Company’s joint ventures are businesses established and maintained in connection with the Company’s operating strategy. All intercompany transactions and balances have been eliminated.

Reclassifications

Reclassifications: Certain prior period amounts have been reclassified to conform with the presentation used in this filing. This is due to the Company’s re-segmentation of its reporting segments. See Note 23 for further details on the re-segmentation.

Use Of Estimates

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be based upon amounts that differ from these estimates.

Controlling Ownership

Controlling Ownership: Mr. Carl C. Icahn indirectly controls approximately 78% of the voting power of the Company’s capital stock and, by virtue of such stock ownership, is able to control or exert substantial influence over the Company, including the election of directors, business strategy and policies, mergers or other business combinations, acquisition or disposition of assets, future issuances of common stock or other securities, incurrence of debt or obtaining other sources of financing, and the payment of dividends on the Company’s common stock. The existence of a controlling stockholder may have the effect of making it difficult for, or may discourage or delay, a third party from seeking to acquire a majority of the Company’s outstanding common stock, which may adversely affect the market price of the stock.

Mr. Icahn’s interests may not always be consistent with the Company’s interests or with the interests of the Company’s other stockholders. Mr. Icahn and entities controlled by him may also pursue acquisitions or business opportunities that may or may not be complementary to the Company’s business. To the extent that conflicts of interest may arise between the Company and Mr. Icahn and his affiliates, those conflicts may be resolved in a manner adverse to the Company or its other shareholders.

Icahn Sourcing, LLC (“Icahn Sourcing”) is an entity formed and controlled by Mr. Icahn in order to maximize the potential buying power of a group of entities with which Mr. Icahn has a relationship in negotiating with a wide range of suppliers of goods, services and tangible and intangible property at negotiated rates. Icahn Enterprises was a member of the buying group in 2012. Prior to December 31, 2012 Icahn Enterprises did not pay Icahn Sourcing any fees or other amounts with respect to the buying group arrangement.

In December, 2012, Icahn Sourcing advised the Company that effective January 1, 2013 it would restructure its ownership and change its name to Insight Portfolio Group LLC (“Insight Portfolio Group”). In connection with the restructuring, the Company acquired a minority equity interest in Insight Portfolio Group and agreed to pay a portion of Insight Portfolio Group’s operating expenses in 2013. In addition to the minority equity interest held by Icahn Enterprises Holdings, certain subsidiaries of Icahn Enterprises Holdings, including CVR, Tropicana, ARI, Viskase PSC Metals and WPH also acquired minority equity interests in Icahn Portfolio Group and agreed to pay a portion of Insight Portfolio Group’s operating expenses in 2013. A number of other entities with which Mr. Icahn has a relationship also acquired equity interests in Insight Portfolio Group and also agreed to pay certain of Insight Portfolio Group’s operating expenses in 2013.

Cash And Equivalents	Cash and Equivalents: The Company considers all highly liquid investments with maturities of 90 days or less from the date of purchase to be cash equivalents.
Acquisition

Acquisition: In June 2012, the Company entered into a definitive agreement to purchase the BERU spark plug business from BorgWarner, Inc. These spark plugs are manufactured in France and Germany and are sold to European original equipment manufacturers. The purchase closed at the end of September 2012 for $52 million, net of cash acquired. The Company has performed a preliminary allocation of the purchase price in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) Topic 805, Business Combinations. The Company is utilizing a third party to assist in the fair value determination of certain components of the purchase price allocation, namely fixed assets and intangible assets. The Company has preliminarily recorded $22 million of definite-lived intangible assets (primarily customer relationships) and $1 million of indefinite-lived intangible assets (trademarks) associated with this acquisition.

Trade Accounts Receivable And Allowance For Doubtful Accounts

Trade Accounts Receivable and Allowance for Doubtful Accounts: Trade accounts receivable is stated at net realizable value, which approximates fair value. The Company does not generally require collateral for its trade accounts receivable. Accounts receivable is reduced by an allowance for amounts that may become uncollectible in the future. This estimated allowance is based primarily on management’s evaluation of specific balances as the balances become past due, the financial condition of its customers and the Company’s historical experience of write-offs. The Company’s general policy for uncollectible accounts, if not reserved through specific examination procedures, is to reserve based upon the aging categories of accounts receivable and whether amounts are due from an original equipment manufacturer or servicer (“OE”) or aftermarket customer. Past due status is based upon the invoice date of the original amounts outstanding. Included in selling, general and administration (“SG&A”) expenses are bad debt expenses of $2 million, $3 million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s allowance for doubtful accounts was $13 million at both December 31, 2012 and 2011.

Federal-Mogul subsidiaries in Brazil, France, Germany, Italy and the United States are party to accounts receivable factoring and securitization facilities. Amounts factored under these facilities consist of the following:

	December 31
	2012	2011
	(Millions of Dollars)
Gross accounts receivable factored	$217	$203
Gross accounts receivable factored, qualifying as sales	216	202
Undrawn cash on factored accounts receivable	—	—

Proceeds from the factoring of accounts receivable qualifying as sales and expenses associated with the factoring of accounts receivable are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Proceeds from factoring qualifying as sales	$1,475	$1,731	$1,302
Expenses associated with factoring of receivables	7	9	6

Accounts receivables factored but not qualifying as a sale, as defined in FASB ASC Topic 860, Transfers and Servicing, were pledged as collateral and accounted for as secured borrowings and recorded in the consolidated balance sheets within “Accounts receivable, net” and “Short-term debt, including the current portion of long-term debt.” The expenses associated with receivables factoring are recorded in the consolidated statements of operations within “Other expense, net.” Where the Company receives a fee to service and monitor these transferred receivables, such fees are sufficient to offset the costs and as such, a servicing asset or liability is not incurred as a result of such activities.

Certain of the facilities contain terms that require the Company to share in the credit risk of the sold receivables. The maximum exposures to the Company associated with these certain facilities’ terms were $19 million and $23 million as of December 31, 2012 and 2011, respectively. The fair values of the exposures to the Company associated with these certain facilities’ terms were determined to be immaterial.

Inventories

Inventories: The Company values inventory at the lower of cost or market, with cost determined on a first-in, first-out (“FIFO”) basis. Cost of inventory includes direct materials, labor and applicable manufacturing overhead costs. The value of inventories are reduced for excess and obsolete inventories based on management’s review of on-hand inventories compared to historical and estimated future sales and usage.

Long-Lived Assets

Long-Lived Assets: As a result of fresh-start reporting, long-lived assets such as property, plant and equipment (PP&E”) that were purchased prior to January 1, 2008 were stated at estimated replacement cost, unless the expected future use of the assets indicated a lower value was appropriate. PP&E purchased since that time are recorded at cost. Definite-lived intangible assets have been stated at fair value established at emergence and at cost thereafter. Long-lived assets are periodically reviewed for impairment indicators. If impairment indicators exist, the Company performs the required analysis and records an impairment charge, if required, in accordance with the subsequent measurement provisions of FASB ASC Topic 360, Property, Plant & Equipment (“FASB ASC 360”). If the carrying value of a long-lived asset is considered impaired, an impairment charge is recorded for the amount by which the carrying value of the long-lived asset exceeds its fair value. Depreciation and amortization is computed principally by the straight-line method for financial reporting purposes and by accelerated methods for income tax purposes.

Goodwill

Goodwill: As of December 31, 2007, goodwill was determined as the excess of reorganization value over amounts attributable to specific tangible and intangible assets, including developed technology and customer relationships. Goodwill is reviewed for impairment annually as of October 1, or more frequently if impairment indicators exist, in accordance with the subsequent measurement provisions of FASB ASC Topic 350, Intangibles – Goodwill and Other (“FASB ASC 350”). This impairment analysis compares the fair values of the Company’s reporting units to their related carrying values. If a reporting unit’s carrying value exceeds its fair value, the Company must then calculate the reporting unit’s implied fair value of goodwill and impairment charges are recorded for any excess of the goodwill carrying value over the implied fair value of goodwill. The reporting units’ fair values are based upon consideration of various valuation methodologies, including projected future cash flows discounted at rates commensurate with the risks involved, guideline transaction multiples, and multiples of current and future earnings.

Trademarks And Brand Names

Trademarks and Brand Names: As of December 31, 2007, trademarks and brand names were stated at fair value as a result of fresh-start reporting. These indefinite-lived intangible assets are reviewed for impairment annually as of October 1, or more frequently if impairment indicators exist, in accordance with the subsequent measurement provisions of FASB ASC 350. This impairment analysis compares the fair values of these assets to the related carrying values, and impairment charges are recorded for any excess of carrying values over fair values. These fair values are based upon the prospective stream of hypothetical after-tax royalty cost savings discounted at rates that reflect the rates of return appropriate for these intangible assets.

Pension And Other Postemployment Obligations

Pension and Other Postemployment Obligations: Pension and other postemployment benefit costs are dependent upon assumptions used in calculating such costs. These assumptions include discount rates, health care cost trends, expected returns on plan assets and other factors. In accordance with U.S. GAAP, actual results that differ from the assumptions used are accumulated and amortized over future periods and, accordingly, generally affect recognized expense and the recorded obligation in future periods.

Revenue Recognition

Revenue Recognition: The Company records sales when products are shipped and the risks and rewards of ownership have transferred to the customer, the sales price is fixed and determinable, and the collectability of revenue is reasonably assured. Accruals for sales returns and other allowances are provided at the time of shipment based upon past experience. Adjustments to such returns and allowances are made as new information becomes available.

Rebates

Rebates: The Company accrues for rebates pursuant to specific arrangements with certain of its customers, primarily in the aftermarket. Rebates generally provide for price reductions based upon the achievement of specified purchase volumes and are recorded as a reduction of sales as earned by such customers.

Sales And Sales Related Taxes

Sales and Sales Related Taxes: The Company collects and remits taxes assessed by various governmental authorities that are both imposed on and concurrent with revenue-producing transactions with its customers. These taxes may include, but are not limited to, sales, use, value-added, and some excise taxes. The collection of these taxes is reported on a net basis (excluded from revenues).

Shipping And Handling Costs	Shipping and Handling Costs: The Company recognizes shipping and handling costs as incurred as a component of cost of products sold in the consolidated statements of operations.
Engineering And Tooling Costs

Engineering and Tooling Costs: Pre-production tooling and engineering costs that the Company will not own and that will be used in producing products under long-term supply arrangements are expensed as incurred unless the supply arrangement provides the Company with the noncancelable right to use the tools, or the reimbursement of such costs is agreed to by the customer. Pre-production tooling costs that are owned by the Company are capitalized as part of machinery and equipment, and are depreciated over the shorter of the tool’s expected life or the duration of the related program.

Research And Development

Research and Development: The Company expenses research and development (“R&D”) costs as incurred. R&D expense, including product engineering and validation costs, was $176 million, $169 million and $154 million for the years ended December 31, 2012, 2011 and 2010, respectively. R&D expense is recorded in the consolidated statements of operations within “Selling, general and administrative expenses.”

Advertising Costs

Advertising Costs: Advertising and promotion expenses for continuing operations are expensed as incurred and were $37 million, $49 million and $40 million for the years ended December 31, 2012, 2011 and 2010, respectively. Advertising and promotion expenses are recorded in the consolidated statements of operations within “Selling, general and administrative expenses.”

Restructuring

Restructuring: The costs contained within “Restructuring expense, net” in the Company’s consolidated statements of operations are comprised of two types: employee costs (principally termination benefits) and facility closure costs. Termination benefits are accounted for in accordance with FASB ASC Topic 712, Compensation – Nonretirement Postemployment Benefits (“FASB ASC 712”), and are recorded when it is probable that employees will be entitled to benefits and the amounts can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits. Facility closure and other costs are accounted for in accordance with FASB ASC Topic 420, Exit or Disposal Cost Obligations (“FASB ASC 420”), and are recorded when the liability is incurred.

Rebates/Sales Incentives

Rebates/Sales Incentives: The Company accrues for rebates pursuant to specific arrangements with certain of its customers, primarily in the aftermarket. Rebates generally provide for price reductions based upon the achievement of specified purchase volumes and are recorded as a reduction of sales as earned by such customers.

Foreign Currency Translation

Foreign Currency Translation: Exchange adjustments related to international currency transactions and translation adjustments for international subsidiaries whose functional currency is the United States dollar (principally those located in highly inflationary economies) are reflected in the consolidated statements of operations. Translation adjustments of international subsidiaries for which the local currency is the functional currency are reflected in the consolidated balance sheets as a component of “Accumulated other comprehensive loss.” Deferred taxes are not provided on translation adjustments as the earnings of the subsidiaries are considered to be permanently reinvested.

Environmental Liabilities

Environmental Liabilities: The Company recognizes environmental liabilities when a loss is probable and reasonably estimable. Such liabilities are generally not subject to insurance coverage. Engineering and legal specialists within the Company estimate each environmental obligation based on current law and existing technologies. Such estimates are based primarily upon the estimated cost of investigation and remediation required and the likelihood that other potentially responsible parties will be able to fulfill their commitments at the sites where the Company may be jointly and severally liable with such parties. The Company regularly evaluates and revises its estimates for environmental obligations based on expenditures against established accruals and the availability of additional information.

Asset Retirement Obligations

Asset Retirement Obligations: The Company records asset retirement obligations (“ARO”) in accordance with FASB ASC Topic 410, Asset Retirement and Environmental Obligations (“FASB ASC 410”). The Company’s primary ARO activities relate to the removal of hazardous building materials at its facilities. The Company records ARO when amounts can be reasonably estimated, typically upon the expectation that facilities may be closed or sold.

Derivative Financial Instruments

Derivative Financial Instruments: The Company uses interest rate swaps, commodity forward contracts and currency swaps to manage volatility of underlying exposures. The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated, and is effective, as a hedge and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. Gains and losses related to a hedge are either recognized in income immediately to offset the gain or loss on the hedged item or are deferred and reported as a component of “Accumulated other comprehensive loss” and subsequently recognized in earnings when the hedged item affects earnings. The change in fair value of the ineffective portion of a financial instrument, determined using the hypothetical derivative method, is recognized in earnings immediately. The gain or loss related to financial instruments that are not designated as hedges are recognized immediately in earnings. Cash flows related to hedging activities are included in the operating section of the consolidated statements of cash flows. The Company does not hold or issue derivative financial instruments for trading or speculative purposes. The Company’s objectives for holding derivatives are to minimize risks using the most effective and cost-efficient methods available.

New Accounting Pronouncements

New Accounting Pronouncements: In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This ASU makes changes to fair value principles related to premiums and discounts and the measurement of financial instruments, requires new disclosures with a focus on level 3 measurements and makes clarifications regarding the definition of a principal market. This guidance is effective for fiscal years beginning after December 15, 2011. The Company adoption of this ASU effective January 1, 2012 had no impact on its financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). This ASU changes the manner in which entities present comprehensive income in their financial statements. This guidance is effective for fiscal years beginning after December 15, 2011. The Company adopted this new guidance effective January 1, 2012. In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The Company complied with this deferral as it adopted ASU 2011-05 effective January 1, 2012. In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. The guidance is effective prospectively for interim and annual periods beginning after December 15, 2012. The Company will adopt these additional disclosure requirements effective January 1, 2013.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU will allow for the option to perform a qualitative assessment that may allow companies to forego the annual two-step impairment test for goodwill. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. This ASU requires companies to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This ASU limits the scope of the original guidance. These ASU’s are effective retrospectively for interim and annual periods beginning on or after January 1, 2013. The Company anticipates the adoption of this guidance will have minimal impact to its current disclosures.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing indefinite-Lived Intangible Assets for Impairment. This ASU allows for the option to perform a qualitative assessment that may allow companies to forego the annual two-step impairment test for indefinite-lived intangibles. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The Company will not elect early adoption.

Compensation - Nonretirement Postemployment Benefits	Termination benefits are accounted for in accordance with FASB ASC 712 and are recorded when it is probable that employees will be entitled to benefits and the amounts can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits.
Fair Value Measurements And Disclosures
ASC Topic 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level	1: Observable inputs such as quoted prices in active markets;

Level	2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level	3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques noted in FASB ASC 820:

A.	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

B.	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).

C.	Income approach: Techniques to convert future amounts to a single present amount based upon market expectations (including present value techniques, option-pricing and excess earnings models).

Intangibles Goodwill And Other

As of December 31, 2007, goodwill was determined as the excess of reorganization value over amounts attributable to specific tangible and intangible assets, including developed technology and customer relationships. Goodwill is reviewed for impairment annually as of October 1, or more frequently if impairment indicators exist, in accordance with the subsequent measurement provisions of FASB ASC 350. This impairment analysis compares the fair values of the Company’s reporting units to their related carrying values. If a reporting unit carrying value exceeds its fair value, the Company must then calculate the reporting unit’s implied fair value of goodwill and impairment charges are recorded for any excess of the goodwill carrying value over the implied fair value of goodwill. The reporting units’ fair values are based upon consideration of various valuation methodologies, including projected future cash flows discounted at rates commensurate with the risks involved, guideline transaction multiples, and multiples of current and future earnings.

During the fourth quarter of 2012, the Company determined that it was not properly accounting for alleged defective products as it was recording an expense when a claim was made by a customer as opposed to at point of sale. The Company performed an analysis and determined that it needed to increase its alleged defective products liability by $37 million as of December 31, 2012. As this error predates the Company’s emergence from bankruptcy on December 27, 2007, a $36 million increase to its alleged defective products liability should have been recorded at December 31, 2007 with a direct offset to goodwill.

Due to this retrospective increase in goodwill, the Company re-performed its goodwill impairment testing from 2008 to 2011 and discovered that a previous fresh-start adjustment identified and recorded in 2009 increasing goodwill by $13 million had been incorrectly assigned to one reporting unit instead of being allocated across all reporting units. This specific reporting unit’s goodwill was significantly impaired during the Company’s 2011 annual impairment test, $13 million of which was on goodwill that should not have been assigned to this reporting unit. After properly allocating goodwill to the Company’s reporting units as of December 31, 2007 and re-performing its goodwill impairment testing, the Company determined that the impact to impairment charges taken in each of the years 2008, 2009, 2010 and 2011 was not material to any individual year and the cumulative impact on impairment charges since the December 31, 2007 fresh-start reporting date was less than $1 million.

In June 2012, the Company entered into a definitive agreement to purchase the BERU spark plug business from BorgWarner, Inc. These spark plugs are manufactured in France and Germany and are sold to European original equipment manufacturers. The purchase closed at the end of September 2012 for $52 million, net of cash acquired. The Company has performed a preliminary allocation of the purchase price in accordance with FASB ASC Topic 805, Business Combinations. The Company is utilizing a third party to assist in the fair value determination of certain components of the purchase price allocation, namely fixed assets and intangible assets. The Company has preliminarily recorded $22 million of definite-lived intangible assets (primarily customer relationships) and $1 million of indefinite-lived intangible assets (trademarks) associated with this acquisition.

Effective September 1, 2012, the Company re-segmented its business (see Note 23 for further details). Given the business realignments that occurred due to this re-segmentation and the fact that some reporting units containing goodwill under the former segmentation were being divided within the new Company structure thus requiring the Company to determine the relative fair value of these divided reporting units in order to allocate goodwill, the Company deemed it prudent to perform an interim goodwill impairment test in accordance with FASB ASC 350. As a result of this interim testing, one divided reporting unit that received a relative fair value goodwill allocation of $3 million had a carrying value in excess of fair value, thus requiring the Company to recognize a full impairment charge of $3 million in the third quarter of 2012.

In the second quarter of 2012, the Company determined that goodwill impairment indicators existed in the Company’s friction reporting unit, including lower than expected profits and cash flows due to continued lower aftermarket volumes, further product mix shifts and pressure on margins. In response to these trends, the Company’s board of directors approved a restructuring plan to reduce or eliminate capacity at several high cost facilities and transfer production to lower cost locations. The friction reporting unit goodwill was tested for impairment in accordance with the FASB ASC 350 during the second quarter of 2012. The fair value of friction reporting unit did not support the recorded goodwill and accordingly the Company recognized a full impairment charge of $91 million in the second quarter of 2012.

In the first quarter of 2012, the Company increased goodwill and decreased PP&E by $8 million to correct for PP&E that were incorrectly valued in fresh-start accounting. During 2011, the Company corrected $19 million of tax adjustments that were improperly recorded to goodwill during fresh-start accounting.

Given the complexity of the calculation, the Company had not finalized “Step 2” of its annual goodwill impairment assessment for the year ended December 31, 2011 prior to filing its annual report on Form 10-K. The goodwill impairment charge recognized during the fourth quarter of 2011 was $259 million. During the quarter ended March 31, 2012, the Company completed this assessment, and recorded an additional $1 million goodwill impairment charge.

Other Intangible Assets

The Company performs its annual trademarks and brand names impairment analysis as of October 1, or more frequently if impairment indicators exist, in accordance with the subsequent measurement provisions of FASB ASC 350. In connection with the September 1, 2012 goodwill impairment test, the Company also performed its trademarks and brand names impairment analysis as of September 1, 2012. This impairment analysis compares the fair values of these assets to the related carrying values, and impairment charges are recorded for any excess of carrying values over fair values. These fair values are based upon the prospective stream of hypothetical after-tax royalty cost savings discounted at rates that reflect the rates of return appropriate for these intangible assets. Based upon this annual analysis, the Company recognized a $33 million impairment charge in the third quarter of 2012.

The Company performed a trademarks and brand names impairment analysis in accordance FASB ASC 350 during the second quarter of 2012 due to noted impairment indicators. Based upon this analysis, the Company recognized a $13 million impairment charge in the second quarter of 2012.

The Company recorded amortization expense of $49 million, $48 million and $49 million associated with definite-lived intangible assets during the years ended December 31, 2012, 2011 and 2010, respectively. The Company utilizes the straight line method of amortization, recognized over the estimated useful lives of the assets. The Company’s developed technology intangible assets have useful lives of between 10 and 14 years. The Company’s customer relationships intangible assets have useful lives of between 1 and 16 years. The Company’s estimated future amortization expense for its definite-lived intangible assets is as follows (in millions of dollars):

2013	$48
2014	48
2015	48
2016	46
2017	46
Thereafter	172

$408

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Accounts Receivable Factoring And Securitization Facilities

Amounts factored under these facilities consist of the following:

	December 31
	2012	2011
	(Millions of Dollars)
Gross accounts receivable factored	$217	$203
Gross accounts receivable factored, qualifying as sales	216	202
Undrawn cash on factored accounts receivable	—	—

Proceeds From Factoring Of Accounts Receivable Qualifying As Sales And Expenses Associated With Factoring Of Accounts Receivable

Proceeds from the factoring of accounts receivable qualifying as sales and expenses associated with the factoring of accounts receivable are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Proceeds from factoring qualifying as sales	$1,475	$1,731	$1,302
Expenses associated with factoring of receivables	7	9	6

RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Company's Restructuring Liabilities By Reporting Segment

	PT	VCS	Total Reporting Segment	Corporate	Total Company
	(Millions of Dollars)
Balance at January 1, 2010	$44	$8	$52	$3	$55
Provisions	12	4	16	—	16
Reversals	(7)	(1)	(8)	—	(8)
Payments	(27)	(8)	(35)	(1)	(36)
Foreign currency	(3)	—	(3)	—	(3)

Balance at December 31, 2010	19	3	22	2	24
Provisions	7	2	9	—	9
Reversals	(3)	(1)	(4)	—	(4)
Payments	(17)	(3)	(20)	(1)	(21)

Balance at December 31, 2011	6	1	7	1	8
Provisions	6	16	22	4	26
Reversals	(1)	—	(1)	—	(1)
Payments	(7)	(6)	(13)	(2)	(15)
Reclassification to pension liability	—	(6)	(6)	—	(6)

Balance at December 31, 2012	$4	$5	$9	$3	$12

Summary Of Company's Restructuring Liabilities And Related Activity For Each Type Of Exit Cost

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)
Balance at January 1, 2010	$55	—	55
Provisions	10	6	16
Reversals	(8)	—	(8)
Payments	(30)	(6)	(36)
Foreign currency	(3)	—	(3)

Balance at December 31, 2010	24	—	24
Provisions	4	5	9
Reversals	(4)	—	(4)
Payments	(16)	(5)	(21)

Balance at December 31, 2011	8	—	8
Provisions	25	1	26
Reversals	(1)	—	(1)
Payments	(14)	(1)	(15)
Reclassification to pension liability	(6)	—	(6)

Balance at December 31, 2012	$12	$—	$12

Restructuring Plan 2012 [Member]
Summary Of Company's Restructuring Liabilities And Related Activity For Each Type Of Exit Cost

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)
Balance at January 1, 2012	$—	$—	$—
Provisions	11	—	11
Payments	(1)	—	(1)
Reclassification to pension liability	(6)	—	(6)

Balance at December 31, 2012	$4	$—	$4

Net Restructuring Costs By Type Of Exit Cost

	Total Expected Costs	Costs in 2012	Estimated Additional Costs
	(Millions of Dollars)
Employee costs	$12	$11	$1
Facility costs	3	—	3

	$15	$11	$4

Restructuring Plan 2009 [Member]
Summary Of Company's Restructuring Liabilities By Reporting Segment

	PT	VCS	Total Reporting Segment	Corporate	Total
	(Millions of Dollars)
Balance at January 1, 2010	$43	$8	$51	$1	$52
Provisions	7	1	8	—	8
Reversals	(7)	(1)	(8)	—	(8)
Payments	(25)	(5)	(30)	(1)	(31)
Foreign currency	(3)	—	(3)	—	(3)

Balance at December 31, 2010	15	3	18	—	18
Provisions	4	—	4	—	4
Reversals	(3)	(1)	(4)	—	(4)
Payments	(12)	(1)	(13)	—	(13)

Balance at December 31, 2011	4	1	5	—	5
Provisions	1	—	1	—	1
Reversals	(1)	—	(1)	—	(1)
Payments	(2)	(1)	(3)	—	(3)

Balance at December 31, 2012	$2	$—	$2	$—	$2

Summary Of Company's Restructuring Liabilities And Related Activity For Each Type Of Exit Cost

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)
Balance at January 1, 2010	$52	$—	$52
Provisions	3	5	8
Reversals	(8)	—	(8)
Payments	(26)	(5)	(31)
Foreign currency	(3)	—	(3)

Balance at December 31, 2010	18	—	18
Provisions	1	3	4
Reversals	(4)	—	(4)
Payments	(10)	(3)	(13)

Balance at December 31, 2011	5	—	5
Provisions	—	1	1
Reversals	(1)	—	(1)
Payments	(2)	(1)	(3)

Balance at December 31, 2012	$2	$—	$2

Cumulative Net Charges Related To Restructuring

Total Incurred Costs
Powertrain	$110
Vehicle Components Solutions	42
Corporate	5

$157

ADJUSTMENT OF ASSETS TO FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Total Impairment Charges

The Company recorded total impairment charges for the years ended December 31, 2012, 2011 and 2010 as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Goodwill	$96	$259	$7
Other indefinite-lived intangible assets	46	37	(12)
Property, plant and equipment A	43	11	7
Investments in non-consolidated affiliates	2	—	—

	$187	$307	$2

A	The 2012 impairment of property, plant and equipment excludes $7 million related to discontinued operations.

Impairment Charges To Adjust Property, Plant And Equipment

The charges for the years ended December 31, 2012, 2011 and 2010 by reporting segment are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain A	$19	$5	$4
Vehicle Components Solutions	23	6	3
Corporate	1	—	—

	$43	$11	$7

A	The 2012 impairment for the PT segment excludes $7 million related to discontinued operations.

OTHER EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Specific Components Of Other Expense, Net

 The specific components of “Other expense, net” are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Foreign currency exchange	$(18)	$(9)	$(26)
Accounts receivable discount expense	(7)	(9)	(6)
Gain on liabilities subject to compromise	—	—	14
Other	(1)	4	2

	$(26)	$(14)	$(16)

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Operating Results Related to Company's Discontinued Operations

Operating results related to the Company’s discontinued operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars,

Net sales	$74	$94	$82
Cost of products sold	(82)	(94)	(81)

Gross margin	(8)	—	1

Selling, general and administrative expenses	(6)	(6)	(5)
Adjustment of assets to fair value	(7)	—	—
Other expense, net	—	(2)	(1)

Loss before income taxes	(21)	(8)	(5)
Income tax expense	—	—	—

Loss from discontinued operations, net of income taxes	$(21)	$(8)	$(5)

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values And Balance Sheet Locations Of Derivative Instruments

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	December 31 2012	December 31 2011	Balance Sheet Location	December 31 2012	December 31 2011
	(Millions of Dollars)
Derivatives designated as cash flow hedging instruments:

Interest rate swap contracts		$—	$—	Other current liabilities	$(10)	$(36)
				Other noncurrent liabilities	—	(8)
Commodity contracts	Other current liabilities	2	—	Other current liabilities	(1)	(16)
Foreign currency contracts	Other current liabilities	—	3		—	—

		$2	$3		$(11)	$(60)

Derivatives not designated as cash flow hedging instruments:

Foreign currency contracts		$—	$—	Other current liabilities	$(10)	$—

Effect Of Company's Derivative Instruments On Consolidated Statement Of Operations

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	(Millions of Dollars)
Interest rate swap contracts	$(4)	Interest expense, net	$(38)
Commodity contracts	7	Cost of products sold	(10)
Foreign currency contracts	(2)	Cost of products sold	1

	$1		$(47)

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income on Derivatives	Amount of Loss Recognized in Income on Derivatives
		(Millions of Dollars)
Foreign currency contracts	Other expense, net	$(10)

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2011:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
		(Millions of Dollars)
Interest rate swap contracts	$(13)	Interest expense, net	$(39)		$—
Commodity contracts	(22)	Cost of products sold	5	Other expense, net	(1)
Foreign currency contracts	3	Cost of products sold	—		—

	$(32)		$(34)		$(1)

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2010:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	(Millions of Dollars)
Interest rate swap contracts	$(58)	Interest expense, net	$(38)
Commodity contracts	16	Cost of products sold	9
Foreign currency contracts	1	Cost of products sold	1

	$(41)		$(28)

Derivatives Not Designated as Hedging Instruments	Location of Gain Recognized in Income on Derivatives	Amount of Gain Recognized in Income on Derivatives
		(Millions of Dollars)
Commodity contracts	Cost of products sold	$1

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Activity For Non U.S. Plan Assets Classified In Level 3

	Balance at January 1, 2012		Net Realized/ Unrealized Gains (Loss)		Purchases, and Settlements, Net		Sales, Net		Transfers Into/(Out) of Level 3		Foreign Currency Exchange Rate Movements		Balance at December 31, 2012
	(Millions of Dollars)
Assets
Insurance contracts		$35		$1		$7		$(2)		$—		$1		$42

	Balance at January 1, 2011	Net Realized/ Unrealized Gains (Loss)	Purchases, and Settlements, Net	Sales, Net	Transfers Into/(Out) of Level 3	Foreign Currency Exchange Rate Movements	Balance at December 31, 2011
	(Millions of Dollars)
Assets
Insurance contracts	$33	$2	$4	$(3)	$—	$(1)	$35

Assets And Liabilities Remeasured And Disclosed At Fair Value On Recurring Basis

	Asset		Valuation
	(Liability)	Level 2	Technique
	(Millions of Dollars)
December 31, 2012:
Interest rate swap contracts	$(10)	$(10)	C
Commodity contracts	1	1	C
Foreign currency contracts	(10)	(10)	C

December 31, 2011:
Interest rate swap contracts	$(44)	$(44)	C
Commodity contracts	(16)	(16)	C
Foreign currency contracts	3	3	C

Defined Benefit Plan Assets Measured At Fair Value On Recurring Basis

	Total	Level 1	Level 2	Level 3	Valuation Technique
	(Millions of Dollars)
U.S. Plans:
Cash	$34	$34	$—	$—	A
Investments with registered investment companies:
Equity securities	257	257	—	—	A
Fixed income securities	143	143	—	—	A
Real estate and other	4	4	—	—	A
Equity securities	217	217	—	—	A
Fixed income collective trust	45	—	45	—	B
Debt securities:
Corporate and other	37	—	37	—	B
Government	27	—	27	—	A
Hedge funds	14	—	—	14	A,C

	$778	$655	$109	$14

Non-U.S. Plans:
Insurance contracts	$42	$—	$—	$42	B
Investments with registered investment companies:
Fixed income securities	10	10	—	—	A
Equity securities	1	1	—	—	A
Corporate bonds	2	—	2	—	B

	$55	$11	$2	$42
	Total		Level 1		Level 2		Level 3		Valuation Technique
	(Millions of Dollars)
U.S. Plans:
Amounts due from broker		$669		$669		$—		$—		A
Investments with registered investment companies:
Equity securities		1		1		—		—		A

		$670		$670		$—		$—

Non-U.S. Plans:
Insurance contracts		$35		$—		$—		$35		B
Cash		1		1		—		—		A
Investments with registered investment companies:
Fixed income securities		9		9		—		—		A
Equity securities		1		1		—		—		A
Corporate bonds		2		—		2		—		B

		$48		$11		$2		$35

Summary Of Activity For U.S. Plan Assets Classified In Level 3
	Balance at January 1, 2012		Net Realized/ Unrealized Gains (Loss)		Purchases, and Settlements, Net		Sales, Net		Transfers Into/(Out) of Level 3		Foreign Currency Exchange Rate Movements		Balance at December 31, 2012
	(Millions of Dollars)
Assets
Hedge funds and other		$—		$2		$12		$—		$—		$—		$14

Fair Value Of Assets And Liabilities Measured On Nonrecurring Basis
	Asset (Liability)		Level 3		(Loss)		Valuation Technique
	(Millions of Dollars)
December 31, 2012:
Trademarks and brand names		$231		$231		$(46)		C
Goodwill		—		—		(95)		C
Property, plant and equipment		100		100		(50)		C
Investments in non-consolidated affiliates		—		—		(2)		C
Asset retirement obligation		(8)		(8)		—		C
December 31, 2011:
Trademarks and brand names		$277		$277		$(37)		C
Goodwill		206		206		(260)		C
Property, plant and equipment		8		8		(11)		C
Asset retirement obligation		(4)		(4)		—		C

INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Net Inventories

	December 31 2012	December 31 2011
	(Millions of Dollars)
Raw materials	$200	$177
Work-in-process	161	145
Finished products	812	717

	1,173	1,039
Inventory valuation allowance	(99)	(83)

	$1,074	$956

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Property Plant And Equipment

	Useful Life	December 31 2012	December 31 2011
		(Millions of Dollars)
Land	—	$226	$238
Buildings and building improvements	10 - 40 years	477	435
Machinery and equipment	2 - 12 years	2,420	2,116

		3,123	2,789
Accumulated depreciation		(1,152)	(934)

		$1,971	$1,855

Schedule Of Future Minimum Payments Under Non-Cancelable Operating Leases

2013	$39
2014	35
2015	26
2016	22
2017	14
Thereafter	24

$160

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Goodwill And Other Intangible Assets

At December 31, 2012 and 2011, goodwill and other indefinite-lived intangible assets consist of the following:

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Impairment	Net Carrying Amount
	(In Millions of Dollars)
Goodwill	$1,385	$(598)	$787	$1,340	$(502)	$838
Trademarks and brand names	433	(201)	232	432	(155)	277

	$1,818	$(799)	$1,019	$1,772	$(657)	$1,115

Components Of Definite-Lived Intangible Assets

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Millions of Dollars)
Developed technology	$117	$(53)	$64	$115	$(42)	$73
Customer relationships	562	(218)	344	541	(180)	361

	$679	$(271)	$408	$656	$(222)	$434

Net Goodwill Balances By Reportable Segments

The Company’s net goodwill balances by reporting segment as of December 31, 2012 and 2011 are as follows:

	December 31	December 31
	2012	2011
	(Millions of Dollars)

Powertrain	$480	$467
Vehicle Components Solutions	307	371

	$787	$838

Net Trademarks And Brand Names By Reportable Segment

The Company’s net trademarks and brand names balances by reporting segment as of December 31, 2012 and 2011 are as follows:

	December 31	December 31
	2012	2011
	(Millions of Dollars)

Vehicle Components Solutions	$228	$274
Powertrain	4	3

	$232	$277

Summary Of Company's Goodwill And Other Intangible Assets (Net)

	Net Goodwill	Trademarks and Brand Names	Total Goodwill and Indefinite- Lived Intangibles	Definite- Lived Intangibles (Net)
	(In Millions of Dollars)
Balance at January 1, 2011	$1,117	$314	$1,431	$484
2011 impairment	(259)	(37)	(296)	—
Tax adjustment	(19)	—	(19)	—
Amortization expense	—	—	—	(48)
Foreign currency	(1)	—	(1)	(2)

Balance at December 31, 2011	838	277	1,115	434
2011 impairment finalization	(1)	—	(1)	—
2012 impairment	(95)	(46)	(141)	—
Alleged defective products liability adjustment	36	—	36	—
Property, plant and equipment adjustment	8	—	8	—
BERU acquisition	—	1	1	22
Amortization expense	—	—	—	(49)
Foreign currency	1	—	1	1

Balance at December 31, 2012	$787	$232	$1,019	$408

Estimate Future Amortization Expense
2013	$48
2014	48
2015	48
2016	46
2017	46
Thereafter	172

$408

INVESTMENTS IN NON-CONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Investments And Direct Ownership In These Affiliates

The following represents the Company’s aggregate investments and direct ownership in these affiliates:

	December 31	December 31
	2012	2011
(Millions of Dollars)

Investments in non-consolidated affiliates	$ 240	$ 228

Direct ownership percentages	2% to 50%	2% to 50%

Representation Of Amounts Reflected In Company's Financial Statements Related To Non-Consolidated Affiliates

The following table represents amounts reflected in the Company’s financial statements related to non-consolidated affiliates:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Equity earnings of non-consolidated affiliates	$34	$37	$32
Cash dividends received from non-consolidated affiliates	31	16	43

Aggregated Financial Information Of Non-Consolidated Affiliates

The following tables present selected aggregated financial information of the Company’s non-consolidated affiliates:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Statements of Operations
Sales	$682	$744	$605
Gross margin	151	138	135
Income from continuing operations	91	101	90
Net income	79	88	72

	December 31	December 31
	2012	2011
	(Millions of Dollars)
Balance Sheets
Current assets	$301	$293
Noncurrent assets	343	358
Current liabilities	153	115
Noncurrent liabilities	39	23

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Accrued Liabilities
	December 31
	2012	2011
	(Millions of Dollars)
Accrued compensation	$153	$163
Accrued rebates .	113	109
Alleged defective products .	42	5
Non-income tax payable	36	25
Accrued product returns	22	16
Accrued professional services	17	14
Accrued income taxes	15	24
Restructuring liabilities	12	8
Accrued warranty	12	2
Other	1	1

	$423	$367

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Amortization Of Fair Value Adjustment
Interest expense associated with the amortization of this fair value adjustment, recognized in the Company’s consolidated statements of operations, consists of the following:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Amortization of fair value adjustment	$22	$23	$22

Components Of Long-Term Debt

	December 31
	2012	2011
	(Millions of Dollars)
Debt Facilities:
Revolver	$—	$—
Tranche B term loan .	1,862	1,882
Tranche C term loan .	950	960
Debt discount	(52)	(74)
Other debt, primarily foreign instruments .	67	61

	2,827	2,829
Less: short-term debt, including current maturities of long-term debt	(94)	(88)

Total long-term debt	$2,733	$2,741

Estimated Fair Values Of Company's Debt Facilities

	Estimated Fair Value (Level 1)	Carrying Value in Excess of Fair Value	Valuation Technique
	(Millions of Dollars)
December 31, 2012:
Debt Facilities	$2,587	$173	A
December 31, 2011:
Debt Facilities	$2,660	$108	A

Contractual Debt Obligations Outstanding	The Company has the following contractual debt obligations outstanding at December 31, 2012 (in millions of dollars):

2013	$94
2014	1,852
2015	931
2016	1
2017	1

Total	$2,879

PENSIONS AND OTHER POSTEMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation Of Plans' Benefit Obligations, Plan Assets, Funded Status And Recognition In Consolidated Balance Sheets

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
	(Millions of Dollars)
Change in benefit obligation:
Benefit obligation, beginning of year	$1,227	$1,151	$362	$352	$350	$366
Service cost	21	19	9	9	1	1
Interest cost	53	58	16	17	14	18
Benefits paid	(62)	(60)	(21)	(22)	(29)	(30)
Medicare subsidies received	—	—	—	—	3	3
Plan amendments	—	—	1	—	(16)	(4)
Curtailments	(16)	—	—	—	—	—
Settlements	(4)	—	—	—	—	—
Contractual termination benefit	6	—	—	—	—	—
Actuarial losses (gains) and changes in actuarial assumptions	98	59	94	21	75	(3)
Net transfers (out) in	(25)	—	3	1	(3)	—
Currency translation	—	—	10	(16)	—	(1)

Benefit obligation, end of year	$1,298	$1,227	$474	$362	$395	$350

Change in plan assets:
Fair value of plan assets, beginning of year	$670	$662	$48	$48	$—	$—
Actual return on plan assets	82	9	3	2	—	—
Company contributions	93	64	24	23	26	27
Benefits paid	(62)	(60)	(21)	(22)	(29)	(30)
Expenses	(5)	(5)	—	—	—	—
Medicare subsidies received	—	—	—	—	3	3
Currency translation	—	—	1	(3)	—	—

Fair value of plan assets, end of year	$778	$670	$55	$48	$—	$—

Funded status of the plan	$(520)	$(557)	$(419)	$(314)	$(395)	$(350)

Amounts recognized in the consolidated balance sheets:
Noncurrent assets	$—	$—	$2	$2	$—	$—
Current liabilities	(3)	(3)	(15)	(14)	(29)	(26)
Noncurrent liabilities	(517)	(554)	(406)	(302)	(366)	(324)

Net amount recognized	$(520)	$(557)	$(419)	$(314)	$(395)	$(350)

Amounts recognized in accumulated other comprehensive loss, inclusive of tax impacts:
Net actuarial loss	$435	$415	$107	$36	$113	$41
Prior service cost (credit)	—	—	4	3	(75)	(124)

Total	$435	$415	$111	$39	$38	$(83)

Weighted-Average Assumptions Used To Determine Benefit Obligation

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
Discount rate	3.70%	4.50%	2.99%	4.69%	3.60%	4.45%
Rate of compensation increase	—	3.50%	3.13%	3.16%	—	—

Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost (Credit)

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
Discount rate	4.50%	5.15%	4.69%	4.92%	4.45%	5.10%
Expected return on plan assets	7.60%	8.50%	5.27%	5.34%	—	—
Rate of compensation increase	3.50%	3.50%	3.16%	3.18%	—	—

Information For Defined Benefit Plans With Projected Benefit Obligations In Excess Of Plan Assets

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
	(Millions of Dollars)

Projected benefit obligation	$1,298	$1,227	$472	$359	$395	$350
Fair value of plan assets	778	670	51	44	—	—

Information For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets

Information for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension Benefits
	United States Plans		Non-U.S. Plans
	2012	2011	2012	2011
	(Millions of Dollars)

Projected benefit obligation	$1,298	$1,227	$471	$359
Accumulated benefit obligation	1,298	1,213	436	338
Fair value of plan assets	778	670	50	44

Net Periodic Benefit Cost (Credit)

	Pension Benefits						Other Postemployment
	United States Plans			Non-U.S. Plans			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(Millions of Dollars)
Service cost	$21	$19	$21	$9	$9	$8	$1	$1	$1
Interest cost	53	58	61	16	17	16	14	18	21
Expected return on plan assets	(52)	(55)	(50)	(2)	(3)	(2)	—	—	—
Amortization of actuarial losses	35	24	25	—	—	—	2	1	—
Amortization of prior service credit	—	—	—	1	—	—	(14)	(16)	(12)
Settlement gain	(1)	—	—	—	—	—	—	—	—
Curtailment gain	(1)	—	—	—	—	—	(51)	(1)	(29)

Net periodic cost (credit)	$55	$46	$57	$24	$23	$22	$(48)	$3	$(19)

Accumulated Other Comprehensive Loss Expected To Be Recognized As Components Of Net Periodic Benefit Cost

Amounts in “Accumulated other comprehensive loss” expected to be recognized as components of net periodic benefit cost over the next fiscal year:

	Pension Benefits		Other Postemployment
	United States	Non-U.S. Plans	Benefits
	(Millions of Dollars)
Amortization of actuarial losses	$14	$8	$6
Amortization of prior service cost	—	—	(11)

Total	$14	$8	$(5)

Assumed Health Care And Drug Cost Trend Rates Used To Measure Next Year's Postemployment Healthcare Benefits

assumed health care and drug cost trend rates used to measure next year’s postemployment healthcare benefits are as follows:

	Other Postemployment Benefits
	2012	2011
Health care cost trend rate	7.25%	7.63%
Ultimate health care cost trend rate	5.00%	5.00%
Year ultimate health care cost trend rate reached	2018	2018

Drug cost trend rate	8.38%	8.94%
Ultimate drug cost trend rate	5.00%	5.00%
Year ultimate drug cost trend rate reached	2018	2018

Assumed Health Care Cost Trend Rate Reported For Other Postemployment Benefits Plans

reported for Other Postemployment Benefits plans. The following table illustrates the sensitivity to a change in the assumed health care cost trend rate:

	Total Service and Interest Cost	APBO
	(Millions of Dollars)
100 basis point (“bp”) increase in health care cost trend rate	$1	$27
100 bp decrease in health care cost trend rate	(1)	(23)

Change In Certain Assumptions For Projected Benefit Obligations, Associated Expense And Other Comprehensive Loss

	Pension Benefits						Other Postemployment
	United States Plans			Non-U.S. Plans			Benefits
	Change in 2013 pension expense	Change in PBO	Change in accumulated OCL	Change in 2013 pension expense	Change in PBO	Change in accumulated OCL	Change in 2013 expense	Change in PBO
	(Millions of dollars)
25 bp decrease in discount rate	$—	$35	$(35)	$1	$15	$(15)	$—	$9
25 bp increase in discount rate	—	(34)	34	(1)	(14)	14	—	(9)
25 bp decrease in return on assets rate	2	—	—	—	—	—	—	—
25 bp increase in return on assets rate	(2)	—	—	—	—	—	—	—

Projected Benefit Payments From Plans

	Pension Benefits		Other Postemployment
	United States	Non-U.S. Plans	Benefits
	(Millions of Dollars)
2013	$81	$27	$30
2014	80	24	30
2015	81	25	30
2016	83	24	29
2017	78	25	29
Years 2018—2022	413	134	128

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Components Of (Loss) Income From Continuing Operations Before Income Taxes

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Domestic	$(102)	$(238)	$(3)
International	(16)	180	187

Total	$(118)	$(58)	$184

Significant Components Of (Expense) Benefit For Income Taxes

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Current:
Federal, state and local	$(2)	$6	$1
International	(47)	(40)	(54)

Total current	(49)	(34)	(53)
Deferred:
Federal, state and local	32	9	(3)
International	46	8	44

Total deferred	78	17	41

	$29	$(17)	$(12)

Reconciliation Of Income Taxes Computed At United States Federal Statutory Tax Rate To Income Tax (Expense) Benefit

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Income tax benefit (expense) at United States statutory rate	$41	$20	$(64)
Tax effect from:
Goodwill impairment	(34)	(91)	—
U.S. income inclusions from foreign subsidiaries	(27)	(33)	(43)
Non-consolidated foreign affiliates	11	10	8
Tax holidays, incentives and minimum tax	9	13	9
Foreign rate variance	13	9	8
State income taxes	(1)	(1)	(1)
Uncertain tax positions and assessments	335	25	1
Valuation allowances	(326)	30	76
Other	8	1	(6)

Income tax benefit (expense)	$29	$(17)	$(12)

Summary Of (Provision) Benefit For Income Taxes By Component

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Income tax benefit (expense)	$29	$(17)	$(12)
Adjustments to goodwill	—	20	16
Allocated to equity:
Postemployment benefits	(71)	(37)	(23)
Derivatives	18	1	4
Foreign currency translation	(2)	4	—
Valuation allowances	29	32	17

Components Of Company's Deferred Tax Assets And Liabilities

	December 31
	2012	2011
	(Millions of Dollars)
Deferred tax assets
Net operating loss carryforwards	$777	$484
Postemployment benefits, including pensions	414	371
Reorganization costs	51	78
Inventory	46	31
Other temporary differences	94	58
Tax credits	126	113

Total deferred tax assets	1,508	1,135
Valuation allowances for deferred tax assets	(1,223)	(824)

Net deferred tax assets	285	311
Deferred tax liabilities
Investment in U.S. subsidiaries	(307)	(366)
Intangible assets	(199)	(240)
Fixed assets	(30)	(61)

Total deferred tax liabilities	(536)	(667)

	$(251)	$(356)

Deferred Tax Assets And Liabilities Recorded In Consolidated Balance Sheets

	December 31
	2012	2011
	(Millions of Dollars)
Assets:
Prepaid expenses and other current assets	$42	$39
Other noncurrent assets	95	39
Liabilities:
Other current liabilities	—	—
Long-term portion of deferred income taxes	(388)	(434)

	$(251)	$(

Summary Of Changes In Gross Amount Of Unrecognized Tax Benefits

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Change in unrecognized tax benefits
Balance at January 1	$375	$399	$419
Additions based on tax positions related to the current year	7	6	6
Additions for tax positions of prior years	10	22	6
Decreases for tax positions of prior years	(9)	(20)	(8)
Decreases for statute of limitations expiration	(13)	(8)	(18)
Settlements	(300)	(21)	(5)
Impact of currency translation	(1)	(3)	(1)

Balance at December 31	$69	$375	$399

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Total Environmental Liabilities

	December 31	December 31
	2012	2011
	(Millions of Dollars)
Other current liabilities	$6	$5
Other accrued liabilities (noncurrent)	9	11

	$15	$16

Liabilities For Asset Retirement Obligation
Other current liabilities	$3	$1
Other accrued liabilities (noncurrent)	26	21

	$29	$22

Rollforward Of Company's Asset Retirement Obligation Liability

Balance at January 1, 2011	$25
Liabilities incurred	2
Liabilities settled/adjustments	(5)

Balance at December 31, 2011	22
Liabilities incurred	9
Liabilities settled/adjustments	(2)

Balance at December 31, 2012	$29

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following:

	December 31
	2012	2011
	(Millions of Dollars)
Foreign currency translation adjustments and other	$(242)	$(298)

Hedge instruments	(8)	(56)
Income taxes	(16)	(14)

Hedge instruments, including tax impact	(24)	(70)

Postemployment benefits	(601)	(361)
Income taxes	17	(10)

Postemployment benefits, including tax impact	(584)	(371)

	$(850)	$(739)

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Compensation Agreement Fair Values

	December 31
	2011	2010
Exercise price of options connected to deferred compensation	$19.50	$19.50
Expected volatility	60%	58%
Expected dividend yield .	0%	0%
Risk-free rate over the estimated expected life	0.17%	0.59%
Expected life (in years)	1.5	2.0
Fair value (in millions)	$8.0	$6.6
Fair value of vested portion (in millions)	$8.0	$6.6

Summary Of Company Stock Appreciation Rights (Sars) Activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	SARs	Price	Life	Value
	(Thousands)		(Years)	(Millions)

Outstanding at January 1, 2010	—	$—
Granted	437	17.16
Forfeited	(36)	17.16

Outstanding at December 31, 2010	401	$17.16	4.2	$1
Granted	1,043	21.03
Exercised	(34)	19.49
Forfeited	(22)	20.18

Outstanding at December 31, 2011	1,388	$19.96	3.9	$—
Granted	809	17.64
Forfeited	(311)	18.50

Outstanding at December 31, 2012	1,886	$19.21	3.4	$—

Exercisable at December 31, 2012	785	$19.46	3.2	$—

Sars Fair Values Were Estimated Using Black-Scholes Valuation Model

	December 31, 2012			December 31, 2011		Dec 31, 2010
	2012 SARs	2011 SARs	2010 SARs	2011 SARs	2010 SARs	2010 SARs
Exercise price	$17.64	$21.03	$17.16	$21.03	$17.16	$17.16
Expected volatility	56%	56%	56%	60%	60%	58%
Expected dividend yield	0%	0%	0%	0%	0%	0%
Expected forfeitures	0%	0%	0%	0%	0%	0%
Risk-free rate over the expected life	0.30%	0.23%	0.17%	0.29%	0.20%	0.86%
Expected life (in years)	2.5	1.7	1.1	2.5	1.8	2.7
Fair value (in millions)	$0.8	$0.4	$0.1	$3.9	$1.5	$3.6
Fair value of vested portion (in millions)	$0.2	$0.2	$—	$0.9	$0.5	$—

(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Basic And Diluted Income (Loss) Per Common Share

The following is a reconciliation of the numerators and the denominators of the basic and diluted (loss) income per common share:

	Year Ended December 31
	2012	2011	2010
	(In Millions of Dollars, Except Per Share Amounts)

Amounts attributable to Federal-Mogul:
Net (loss) income from continuing operations	$(96)	$(82)	$166
Loss from discontinued operations	(21)	(8)	(5)

Net (loss) income	$(117)	$(90)	$161

Weighted average shares outstanding, basic (in millions)	98.9	98.9	98.9

Incremental shares on assumed conversion of deferred compensation stock (in millions)	0.5	0.5	0.5

Weighted average shares outstanding, diluted (in millions)	99.4	99.4	99.4

Net (loss) income per common share attributable to Federal-Mogul – basic:
Net (loss) income from continuing operations	(0.97)	(0.83)	1.68
Loss from discontinued operations	(0.21)	(0.08)	(0.05)

Net (loss) income	$(1.18)	$(0.91)	$1.63

Net (loss) income per common share attributable to Federal-Mogul – diluted:
Net (loss) income from continuing operations	(0.97)	(0.83)	1.67
Loss from discontinued operations	(0.21)	(0.08)	(0.05)

Net (loss) income	$(1.18)	$(0.91)	$1.62

THAILAND MANUFACTURING FACILITY FLOOD (Tables)	12 Months Ended
Dec. 31, 2012
Amount Of Insurance Recoverable

Real and personal property:
Property, plant and equipment	$13
Inventory	6
Incremental costs incurred to restore operations	2

$21

Rollforward Of Insurance Recoverable

Insurance recoverable as of December 31, 2011	$21
Cash advance from insurance carrier	(30)
Incremental costs incurred to restore operations	9

Insurance recoverable as of December 31, 2012	$—

OPERATIONS BY REPORTING SEGMENT AND GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Net Sales, Cost Of Products Sold And Gross Margin Information

Net sales:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$4,044	$4,221	$3,578
Vehicle Components Solutions	2,937	3,033	2,993
Inter-segment eliminations	(391)	(438)	(433)

Total	$6,590	$6,816	$6,138

Cost of products sold:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$(3,580)	$(3,652)	$(3,110)
Vehicle Components Solutions	(2,475)	(2,509)	(2,449)
Inter-segment eliminations	391	438	433

Total Reporting Segment	(5,664)	(5,723)	(5,126)
Corporate	(7)	(5)	(6)

Total Company	$(5,671)	$(5,728)	$(5,132)

Gross margin:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$464	$569	$468
Vehicle Components Solutions	462	524	544

Total Reporting Segment	926	1,093	1,012
Corporate	(7)	(5)	(6)

Total Company	$919	$1,088	$1,006

Summary Of Net Income

Operational EBITDA and the reconciliation to net (loss) income were as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$296	$433	$355
Vehicle Components Solutions	200	255	300

Total Operational EBITDA	496	688	655

Items required to reconcile Operational EBITDA to net (loss) income:
Depreciation and amortization	(288)	(283)	(331)
Interest expense, net	(128)	(127)	(129)
Adjustment of assets to fair value	(187)	(307)	(2)
Non-service cost components associated with the U.S. based funded pension plan	(35)	(25)	(33)
Restructuring expense, net	(26)	(5)	(8)
Discontinued operations	(21)	(8)	(5)
OPEB curtailment gains	51	1	29
Income tax benefit (expense)	29	(17)	(12)
Other	(1)	—	3

Net (loss) income	$(110)	$(83)	$167

Summary Of Total Assets

Total assets, capital expenditures, and depreciation and amortization information by reporting segment is as set forth in the tables below.

	Total Assets		Capital Expenditures			Depreciation and Amortization
	December 31		Year Ended December 31			Year Ended December 31
	2012	2011	2012	2011	2010	2012	2011	2010
	(Millions of Dollars)

Powertrain	$3,143	$3,028	$283	$263	$174	$168	$159	$189
Vehicle Components Solutions	3,242	3,208	86	68	58	99	102	119

Total Reporting Segment	6,385	6,236	369	331	232	267	261	308
Corporate	517	760	16	14	18	21	21	23
Discontinued operations	25	33	2	3	1	1	2	2

Total Company	$6,927	$7,029	$387	$348	$251	$289	$284	$333

Summary Of Geographic Information Sales And PPE

The following table shows geographic information:

	Net Sales			Net PPE
	Year Ended December 31			December 31
	2012	2011	2010	2012	2011
	(Millions of Dollars)

United States	$2,584	$2,529	$2,433	$554	$521
Germany	1,160	1,284	1,052	399	388
France	365	430	395	93	84
Mexico	312	292	259	122	109
China	288	262	211	126	127
Belgium	286	299	275	24	22
Italy	263	302	277	71	75
United Kingdom	260	284	258	76	68
India	229	251	206	146	137
Other	843	883	772	360	324

	$6,590	$6,816	$6,138	$1,971	$1,855

QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Operating Results Of Company

The following table presents selected unaudited quarterly operating results of the Company for 2012 and 2011, and the audited results of the Company for the years ended December 31, 2012 and 2011.

	First	Second	Third	Fourth	Year
	(Amounts in millions, except per share amounts and stock prices)
Year ended December 31, 2012:
Net sales	$1,740	$1,685	$1,586	$1,578	$6,590
Gross margin	277	257	215	169	919
(Loss) income from continuing operations, attributable to Federal-Mogul	35	(55)	—	(77)	(96)
(Loss) from discontinued operations, net of tax	(3)	(4)	(11)	(3)	(21)
Net (loss) income attributable to Federal-Mogul*	32	(59)	(11)	(80)	(117)

Net (loss) income per common share attributable to Federal-Mogul – basic:
(Loss) income from continuing operations	$0.35	$(0.56)	$—	$(0.78)	$(0.97)
(Loss) from discontinued operations	(0.03)	(0.04)	(0.11)	(0.03)	(0.21)

Net (loss) income attributable to Federal-Mogul*	$0.32	$(0.60)	$(0.11)	$(0.81)	$(1.18)

Net (loss) income per common share attributable to Federal-Mogul – diluted:
(Loss) income from continuing operations	$0.35	$(0.56)	$—	$(0.78)	$(0.97)
(Loss) from discontinued operations	(0.03)	(0.04)	(0.11)	(0.03)	(0.21)

Net (loss) income attributable to Federal-Mogul*	$0.32	$(0.60)	$(0.11)	$(0.81)	$(1.18)

Weighted avg. shares outstanding – basic (in millions)	98.9	98.9	98.9	98.9	98.9
Weighted avg. shares outstanding – diluted (in millions)	99.4	99.4	99.4	99.4	99.4

Stock price:
High	$17.97	$17.20	$11.79	$10.18
Low	$14.80	$9.96	$8.67	$6.90

Dividend per share	—	—	—	—

*	The Company’s results were impacted by the following:

•	Quarter ended December 31, 2012: The Company recognized adjustment of assets to fair value of $20 million, partially offset by $5 million of tax benefit.

•

Quarter ended September 30, 2012: The Company recognized adjustment of assets to fair value of $46 million, partially offset by $7 million of tax benefit. This net charge was more than offset by the Company’s recognition of a $51 million OPEB curtailment gain with no tax impact.

•	Quarter ended June 30, 2012: The Company recognized adjustment of assets to fair value of $119 million, partially offset by $15 million of tax benefit.

	First	Second	Third	Fourth	Year
	(Amounts in millions, except per share amounts and stock prices)
Year ended December 31, 2011:
Net sales	$1,699	$1,773	$1,711	$1,633	$6,816
Gross margin	278	298	264	248	1,088
(Loss) income from continuing operations, attributable to Federal-Mogul (Loss) income from continuing operations, net of tax	53	66	36	(236)	(82)
(Loss) from discontinued operations, net of tax	(2)	(2)	(2)	(3)	(8)
Net (loss) income attributable to Federal-Mogul*	51	64	34	(239)	(90)

Net (loss) income per common share attributable to Federal-Mogul – basic:
(Loss) income from continuing operations	$0.54	$0.67	$0.36	$(2.39)	$(0.83)
(Loss) from discontinued operations	(0.02)	(0.02)	(0.02)	(0.03)	(0.08)

Net (loss) income attributable to Federal-Mogul*	$0.52	$0.65	$0.34	$(2.42)	$(0.91)

Net (loss) income per common share attributable to Federal-Mogul – diluted:
(Loss) income from continuing operations	$0.53	$0.66	$0.36	$(2.39)	$(0.83)
(Loss) from discontinued operations	(0.02)	(0.02)	(0.02)	(0.03)	(0.08)

Net (loss) income attributable to Federal-Mogul*	$0.51	$0.64	$0.34	$(2.42)	$(0.91)

Weighted avg. shares outstanding – basic (in millions)	98.9	98.9	98.9	98.9	98.9
Weighted avg. shares outstanding – diluted (in millions)	99.7	99.8	99.4	99.4	99.4

Stock price:
High	$26.00	$27.20	$23.99	$19.28
Low	$18.91	$19.61	$14.11	$13.06

Dividend per share	—	—	—	—

*	The Company’s results were impacted by the following:

•	Quarter ended December 31, 2011: The Company recognized adjustment of assets to fair value of $304 million, partially offset by $14 million of tax benefit.

Basis Of Presentation And Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Percentage of investment in affiliates	50.00%
Percentage of controlling ownership in voting power of capital stock	78.00%
Liquid investments with maturities	90 days
Payment to acquire business, net of cash acquired				$ 52
Bad debt expense	2	3	1
Allowance for doubtful accounts	13	13
Maximum exposures to accounts receivable factoring and securitization facilities	19	23
Research and development expense	176	169	154
Advertising and promotion expenses	37	49	40
Customer Relationship [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Definite-lived intangible assets				22
Trademarks [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Indefinite-lived intangible assets				$ 1
Minimum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Minimum Percentage of Ownership in Investments for Consolidation	50.00%
Percentage of investment in affiliates	20.00%
Maximum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Percentage of investment in affiliates	50.00%	50.00%
Maximum [Member] | Cost Method Investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Percentage of investment in affiliates	20.00%

Basis Of Presentation And Summary Of Significant Accounting Policies (Summary Of Accounts Receivable Factoring And Securitization Facilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Factoring And Securitization Of Trade Accounts Receivable [Line Items]
Gross accounts receivable factored	$ 217	$ 203
Gross accounts receivable factored, qualifying as sales	216	202
Undrawn cash on factored accounts receivable

Basis Of Presentation And Summary Of Significant Accounting Policies (Proceeds From Factoring Of Accounts Receivable Qualifying As Sales And Expenses Associated With Factoring Of Accounts Receivable) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Proceeds From factoring of Accounts Receivable Qualifying As Sales And Expenses [Line Items]
Proceeds from factoring qualifying as sales	$ 1,475	$ 1,731	$ 1,302
Expenses associated with factoring of receivables	$ 7	$ 9	$ 6

Restructuring (Summary Of Company's Restructuring Liabilities By Reporting Segment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 8	$ 24	$ 55
Provisions	26	5	8
Reversals	(1)	(4)	(8)
Payments	(15)	(21)	(36)
Foreign currency			(3)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	12	8	24
Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	18	52
Provisions	1	4	8
Reversals	(1)	(4)	(8)
Payments	(3)	(13)	(31)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	5	18
PT [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	6	19	44
Provisions	6	7	12
Reversals	(1)	(3)	(7)
Payments	(7)	(17)	(27)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	4	6	19
PT [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	4	15	43
Provisions	1	4	7
Reversals	(1)	(3)	(7)
Payments	(2)	(12)	(25)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	4	15
VCS [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	1	3	8
Provisions	16	2	4
Reversals		(1)	(1)
Payments	(6)	(3)	(8)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	5	1	3
VCS [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	1	3	8
Provisions			1
Reversals		(1)	(1)
Payments	(1)	(1)	(5)
Restructuring Reserve, Ending Balance		1	3
Total Reporting Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	7	22	52
Provisions	22	9	16
Reversals	(1)	(4)	(8)
Payments	(13)	(20)	(35)
Foreign currency			(3)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	9	7	22
Total Reporting Segment [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	18	51
Provisions	1	4	8
Reversals	(1)	(4)	(8)
Payments	(3)	(13)	(30)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	5	18
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	1	2	3
Provisions	4
Payments	(2)	(1)	(1)
Restructuring Reserve, Ending Balance	3	1	2
Corporate [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance			1
Payments			$ (1)

Restructuring (Summary Of Company's Restructuring Liabilities And Related Activity For Each Type Of Exit Cost) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 8	$ 24	$ 55
Provisions	26	5	8
Reversals	(1)	(4)	(8)
Payments	(15)	(21)	(36)
Foreign currency			(3)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	12	8	24
Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	18	52
Provisions	1	4	8
Reversals	(1)	(4)	(8)
Payments	(3)	(13)	(31)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	5	18
Restructuring Plan 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Provisions	11
Payments	(1)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	4
Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	8	24	55
Provisions	25	4	10
Reversals	(1)	(4)	(8)
Payments	(14)	(16)	(30)
Foreign currency			(3)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	12	8	24
Employee Costs [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	18	52
Provisions		1	3
Reversals	(1)	(4)	(8)
Payments	(2)	(10)	(26)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	5	18
Employee Costs [Member] | Restructuring Plan 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Provisions	11
Payments	(1)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	4
Facility Costs [Member]
Restructuring Cost and Reserve [Line Items]
Provisions	1	5	6
Payments	(1)	(5)	(6)
Facility Costs [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Provisions	1	3	5
Payments	$ (1)	$ (3)	$ (5)

Restructuring (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring reversed cost	$ (1)	$ (4)	$ (8)
Restructuring charges	17
Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reversed cost	(1)	(4)	(8)
Restructuring Plan 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring completion period	Within two years
Restructuring charges	15
Restructuring Plan 2012 [Member] | Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	12
Restructuring Plan 2012 [Member] | Facility Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3
Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reversed cost	(1)	(4)	(8)
Net restructuring expenses recognized	14	5	8
Restructuring Plan 2009 [Member] | Costs Since Inception [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring expenses recognized	157
Restructuring Plan 2009 [Member] | Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reversed cost	(1)	(4)	(8)
Net restructuring expenses recognized	14	3	7
Restructuring Plan 2009 [Member] | Employee Costs [Member] | Costs Since Inception [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring expenses recognized	146
Restructuring Plan 2009 [Member] | Facility Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring expenses recognized	$ 11	$ 2	$ 1

Restructuring (Net Restructuring Costs by Type of Exit Cost) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	$ 17
Restructuring Plan 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	15
Incurred Cost	11
Estimated Additional Costs	4
Restructuring Plan 2012 [Member] | Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	12
Incurred Cost	11
Estimated Additional Costs	1
Restructuring Plan 2012 [Member] | Facility Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	3
Estimated Additional Costs	$ 3

Restructuring (Cumulative Net Charges Related To Restructuring) (Detail) (Restructuring Plan 2009 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Total Incurred Costs	$ 157
PT [Member]
Restructuring Cost and Reserve [Line Items]
Total Incurred Costs	110
VCS [Member]
Restructuring Cost and Reserve [Line Items]
Total Incurred Costs	42
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Total Incurred Costs	$ 5

Adjustment Of Assets To Fair Value (Schedule Of Total Impairment Charges) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Goodwill			$ 91	$ 259	$ 96	$ 259	$ 7
Other indefinite-lived intangible assets					46	37	(12)
Property, plant and equipment					43	11	7
Investments in non-consolidated affiliates					2
Total impairment charges on assets	$ 20	$ 46	$ 119	$ 304	$ 187	$ 307	$ 2

Adjustment Of Assets To Fair Value (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	$ 43	$ 11	$ 7
Discontinued Operations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	7
Powertrain [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	19	5	4
Powertrain [Member] | Discontinued Operations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	$ 7

Adjustment Of Assets To Fair Value (Impairment Charges To Adjust Property, Plant And Equipment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	$ 43	$ 11	$ 7
Powertrain [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	19	5	4
Vehicle Components Solutions [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	23	6	3
Corporate [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	$ 1

Other Expense, Net (Schedule of Specific Components Of Other Expense, Net) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Expense, Nonoperating [Line Items]
Foreign currency exchange	$ (18)	$ (9)	$ (26)
Accounts receivable discount expense	(7)	(9)	(6)
Gain on liabilities subject to compromise			14
Other	(1)	4	2
Other expense, net	$ (26)	$ (14)	$ (16)

Other Expense, Net (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Venezuela [Member]	Dec. 31, 2012 Venezuela [Member]	Dec. 31, 2010 Venezuela [Member] Foreign Currency Gain (Loss) [Member]	Dec. 31, 2010 Venezuela [Member] Cost Of Products Sold [Member]	Dec. 31, 2009 Venezuela [Member] Minimum [Member]
Component of Other Expense, Nonoperating [Line Items]
Foreign currency exchange losses					$ 18	$ 9	$ 26
Unrealized losses associated with outstanding foreign currency					10
Three year cumulative inflation rate												100.00%
Other expense					1	(4)	(2)	25		21	1
Tax expense due to foreign currency devaluation	5	7	15	14	(29)	17	12	3
Remaining cash balance									9
Gain on liabilities related to change in estimate to amounts payable in predecessor company							$ 14

Discontinued Operations (Schedule of Operating Results Related to Company's Discontinued Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 74	$ 94	$ 82
Cost of products sold	(82)	(94)	(81)
Gross margin	(8)		1
Selling, general and administrative expenses	(6)	(6)	(5)
Adjustment of assets to fair value	(7)
Other expense, net		(2)	(1)
Loss before income taxes	(21)	(8)	(5)
Income tax expense
Loss from discontinued operations, net of income taxes	$ (21)	$ (8)	$ (5)

Financial Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Number of years for interest rate swap agreements	5 years
Combined average interest rate for base interest and premium rate	5.37%
Accumulated other comprehensive loss - interest rate swaps	$ 10	$ 44
Accumulated other comprehensive loss to consolidated statement of operations	10
Interest rates change	0.0025
25 basis point sensitivity to increase in discount rate for year 2013	6
25 basis point sensitivity to increase in discount rate for year 2014	7
25 basis point sensitivity to increase in discount rate for year 2015	2
Discussion of price risk derivative risk management policy in future	15 months
Maturing period commodity price hedge contracts outstanding	1 year
Accumulated other comprehensive loss - commodity price hedges	1	15
Notional values of foreign currency designated as hedging instruments for accounting purposes	149
Accumulated other comprehensive loss - foreign currency hedges		3
Maturing period of foreign currency hedge contracts outstanding	1 year
Unrealized losses, recorded in Other expense, net	10
Direct sales percentage, concentration risk	More than 6%
Maximum [Member]
Derivative [Line Items]
Accumulated other comprehensive loss - foreign currency hedges	1
Accounts Receivable [Member]
Derivative [Line Items]
Concentration risk	19.00%
Five-Year Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Total notional value of five-year interest rate swap agreements	1,190
Commodity Contracts [Member]
Derivative [Line Items]
Notional amount of commodity price hedge contracts	45	117
Foreign Currency Contracts [Member]
Derivative [Line Items]
Notional values of foreign currency hedge contracts outstanding	160	27
Foreign Currency Contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional values of foreign currency designated as hedging instruments for accounting purposes	$ 11	$ 27

Financial Instruments (Fair Values And Balance Sheet Locations Of Derivative Instruments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Designated As Cash Flow [Member]
Derivative [Line Items]
Asset Derivatives	$ 2	$ 3
Liability Derivatives	(11)	(60)
Derivatives Designated As Cash Flow [Member] | Interest Rate Swap Contracts [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Liability Derivatives	(10)	(36)
Derivatives Designated As Cash Flow [Member] | Interest Rate Swap Contracts [Member] | Other Noncurrent Liabilities [Member]
Derivative [Line Items]
Liability Derivatives		(8)
Derivatives Designated As Cash Flow [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Asset Derivatives	2
Derivatives Designated As Cash Flow [Member] | Commodity Contracts [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Liability Derivatives	(1)	(16)
Derivatives Designated As Cash Flow [Member] | Foreign Currency Contracts [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Asset Derivatives		3
Derivatives Not Designated As Cash Flow Hedging Instruments [Member] | Commodity Contracts [Member] | Other Current Liabilities [Member]
Derivative [Line Items]
Liability Derivatives	$ (10)

Financial Instruments (Effect Of Company's Derivative Instruments On Consolidated Statement Of Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)		$ (34)	$ (28)
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(47)	(1)
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	1	(32)	(41)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	(4)	(13)	(58)
Interest Rate Swap Contracts [Member] | Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)		(39)	(38)
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(38)
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	7	(22)	16
Commodity Contracts [Member] | Other Income (Expense), Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)		(1)
Commodity Contracts [Member] | Cost Of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)		5	9
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(10)
Foreign Currency Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	(2)	3	1
Foreign Currency Contracts [Member] | Other Income (Expense), Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Commodity contracts	(10)		1
Foreign Currency Contracts [Member] | Cost Of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)			1
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 1

Fair Value Measurements (Assets And Liabilities Remeasured And Disclosed At Fair Value On Recurring Basis) (Detail) (Fair Value Measurements, Recurring [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	$ (10)	$ (44)
Commodity Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	1	(16)
Foreign Currency Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	(10)	3
Level 2 [Member] | Interest Rate Swap Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	(10)	(44)
Level 2 [Member] | Commodity Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	1	(16)
Level 2 [Member] | Foreign Currency Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	$ (10)	$ 3

Fair Value Measurements (Defined Benefit Plan Assets Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	670	$ 778
U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value		34
U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value	1	257
U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		143
U.S. Plans [Member] | Real Estate And Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		4
U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		217
U.S. Plans [Member] | Fixed income collective trust [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		45
U.S. Plans [Member] | Corporate and Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		37
U.S. Plans [Member] | Government [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		27
U.S. Plans [Member] | Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		14
U.S. Plans [Member] | Amounts due from broker [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	669
Non-U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	48	55
Non-U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value	1
Non-U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value	1	1
Non-U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value	9	10
Non-U.S. Plans [Member] | Insurance Contracts [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	B
Defined benefit plan assets at fair value	35	42
Non-U.S. Plans [Member] | Corporate Bonds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	B
Defined benefit plan assets at fair value	2	2
Level 1 [Member] | U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	670	655
Level 1 [Member] | U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		34
Level 1 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	1	257
Level 1 [Member] | U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		143
Level 1 [Member] | U.S. Plans [Member] | Real Estate And Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		4
Level 1 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		217
Level 1 [Member] | U.S. Plans [Member] | Fixed income collective trust [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | U.S. Plans [Member] | Corporate and Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | U.S. Plans [Member] | Government [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | U.S. Plans [Member] | Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | U.S. Plans [Member] | Amounts due from broker [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	669
Level 1 [Member] | Non-U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	11	11
Level 1 [Member] | Non-U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	1
Level 1 [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	1	1
Level 1 [Member] | Non-U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	9	10
Level 1 [Member] | Non-U.S. Plans [Member] | Insurance Contracts [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | Non-U.S. Plans [Member] | Corporate Bonds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		109
Level 2 [Member] | U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Real Estate And Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Fixed income collective trust [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		45
Level 2 [Member] | U.S. Plans [Member] | Corporate and Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		37
Level 2 [Member] | U.S. Plans [Member] | Government [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		27
Level 2 [Member] | U.S. Plans [Member] | Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Amounts due from broker [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	2	2
Level 2 [Member] | Non-U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member] | Insurance Contracts [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member] | Corporate Bonds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	2	2
Level 3 [Member] | U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		14
Level 3 [Member] | U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Real Estate And Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Fixed income collective trust [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Corporate and Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Government [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		14
Level 3 [Member] | U.S. Plans [Member] | Amounts due from broker [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | Non-U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	35	42
Level 3 [Member] | Non-U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | Non-U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | Non-U.S. Plans [Member] | Insurance Contracts [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	35	42
Level 3 [Member] | Non-U.S. Plans [Member] | Corporate Bonds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value

Fair Value Measurements (Summary Of Activity For U.S. Plan Assets Classified In Level 3) (Detail) (Hedge Funds [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Net Realized/ Unrealized Gains (Loss)	$ 2
Purchases, and Settlements, Net	12
Sales, Net
Transfer Into/(out) of Level3
Foreign Currency Exchange Rate Movements
Ending Balance	$ 14

Fair Value Measurements (Summary Of Activity For Non U.S. Plan Assets Classified In Level 3) (Detail) (Insurance Contracts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Insurance Contracts [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Beginning Balance	$ 35	$ 33
Net Realized/ Unrealized Gains (Loss)	1	2
Purchases, and Settlements, Net	7	4
Sales, Net	(2)	(3)
Transfer Into/(out) of Level3
Foreign Currency Exchange Rate Movements	1	(1)
Ending Balance	$ 42	$ 35

Fair Value Measurements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended							12 Months Ended							3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Carrying Value [Member]	Dec. 31, 2011 Carrying Value [Member]	Dec. 31, 2012 Fair Value [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2012 Equity Investments [Member]	Dec. 31, 2012 Fixed Income Investments [Member]	Dec. 31, 2012 Other Investment [Member]	Dec. 31, 2012 Managed Investment Funds [Member]	Dec. 31, 2011 Facility Costs [Member]	Dec. 31, 2012 Continuing Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Sep. 30, 2012 Trademarks And Brand Names [Member]	Dec. 31, 2012 Trademarks And Brand Names [Member]	Dec. 31, 2011 Trademarks And Brand Names [Member]	Dec. 31, 2011 Asset Retirement Obligation [Member]	Mar. 31, 2012 Goodwill [Member]	Dec. 31, 2012 Goodwill [Member]	Dec. 31, 2011 Goodwill [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of Company's investment strategy												50.00%	25.00%	25.00%	95.00%
Weighted average Percentage of Company's asset allocation												61.00%	33.00%	6.00%
Trademarks and brand names, Gross Carrying Amount																				$ 433	$ 432
Trademarks and brand names, Net Carrying Amount	232			277	232	277	314													232	277
Impairment charge					46	37														46	37
Impairment charge			91	259	96	259	7												33				1	95	259
Goodwill carrying value	787			838	787	838	1,117																	95	466
Goodwill written down value																									206
Carrying Value of Impaired Long-Lived Assets								150	19
Fair Value of Impaired Long-Lived Assets										100	8
Impairment charges					43	11	7										43	7
Asset retirement obligation	29			22	29	22	25	8	4	0	2					2
Impairment expense	$ 20	$ 46	$ 119	$ 304	$ 187	$ 307	$ 2									$ 2						$ 2

Fair Value Measurements (Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Trademarks and brand names	$ 232	$ 277	$ 314
Goodwill	787	838	1,117
Investments in non-consolidated affiliates	240	228
Asset retirement obligation	(29)	(22)	(25)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Trademarks and brand names	231	277
Goodwill		206
Property, plant and equipment	100	8
Asset retirement obligation	(8)	(4)
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Trademarks and brand names	231	277
Goodwill		206
Property, plant and equipment	100	8
Asset retirement obligation	(8)	(4)
(Loss) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Trademarks and brand names	(46)	(37)
Goodwill	(95)	(260)
Property, plant and equipment	(50)	(11)
Investments in non-consolidated affiliates	$ (2)

Inventory (Net Inventories) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Net
Raw materials	$ 200	$ 177
Work-in-process	161	145
Finished products	812	717
Gross inventory	1,173	1,039
Inventory valuation allowance	(99)	(83)
Total Inventories	$ 1,074	$ 956

Property Plant And Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 239	$ 234	$ 282
Rental expense under operating leases	$ 55	$ 56	$ 54

Property Plant And Equipment (Summary Of Property Plant And Equipment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 3,123	$ 2,789
Accumulated depreciation	(1,152)	(934)
Property plant and equipment, net	1,971	1,855
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life
Property plant and equipment, gross	226	238
Building And Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	477	435
Building And Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Building And Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 2,420	$ 2,116
Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years

Property Plant And Equipment (Schedule Of Future Minimum Payments Under Non Cancelable Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
2013	$ 39
2014	35
2015	26
2016	22
2017	14
Thereafter	24
Operating Leases, Future Minimum Payments Due, Total	$ 160

Goodwill And Other Intangible Assets (Components Of Goodwill And Other Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill, Gross Carrying Amount	$ 1,385	$ 1,340
Goodwill, Accumulated Impairment	(598)	(502)
Goodwill, Net Carrying Amount	787	838	1,117
Trademarks and brand names, Net Carrying Amount	232	277	314
Gross Carrying Amount	1,818	1,772
Accumulated Impairment	(799)	(657)
Net Carrying Amount	1,019	1,115
Gross Carrying Amount	679	656
Accumulated Amortization	(271)	(222)
Estimated future amortization expense, Total	408	434	484
Developed Technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	117	115
Accumulated Amortization	(53)	(42)
Estimated future amortization expense, Total	64	73
Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	562	541
Accumulated Amortization	(218)	(180)
Estimated future amortization expense, Total	344	361
Trademarks And Brand Names [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Trademarks and brand names, Gross Carrying Amount	433	432
Trademarks and brand names, Accumulated Impairment	(201)	(155)
Trademarks and brand names, Net Carrying Amount	$ 232	$ 277

Goodwill And Other Intangible Assets (Net Goodwill Balances By Reportable Segments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Net Goodwill	$ 787	$ 838	$ 1,117
Powertrain [Member]
Goodwill [Line Items]
Net Goodwill	480	467
Vehicle Components Solutions [Member]
Goodwill [Line Items]
Net Goodwill	$ 307	$ 371

Goodwill And Other Intangible Assets (Net Trademarks And Brand Names By Reportable Segment) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Net trademarks and brand names	$ 232	$ 277	$ 314
Vehicle Components Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Net trademarks and brand names	228	274
Powertrain [Member]
Indefinite-lived Intangible Assets [Line Items]
Net trademarks and brand names	$ 4	$ 3

Goodwill And Other Intangible Assets (Summary Of Company's Goodwill And Other Intangible Assets (Net)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Indefinite-Lived Intangibles, Beginning balance			$ 277	$ 314
Indefinite-Lived Intangibles, impairment			(46)	(37)
Indefinite-Lived Intangibles, Ending balance		277	232	277	314
Net Goodwill, Beginning Balance			838	1,117
Net Goodwill, Impairment	91	259	96	259	7
Net Goodwill, Tax adjustment				(19)
Net Goodwill, Alleged defective liability adjustment			36
Foreign currency			1	(1)
Net Goodwill, Ending Balance		838	787	838	1,117
Total Goodwill and Indefinite- Lived Intangibles, Beginning Balance			1,115	1,431
Total Goodwill and Indefinite- Lived Intangibles, impairment			(141)	(296)
Total Goodwill and Indefinite- Lived Intangibles, Tax adjustment				(19)
Total Goodwill and Indefinite- Lived Intangibles, alleged defective products liability adjustment			36
Total Goodwill and Indefinite- Lived Intangibles, Foreign currency			1	(1)
Total Goodwill and Indefinite- Lived Intangibles, Ending balance		1,115	1,019	1,115	1,431
Definite-Lived Intangibles (Net), Beginning Balance			434	484
Definite-Lived Intangibles (Net), impairment
Definite-Lived Intangibles (Net), Tax adjustment
Definite-Lived Intangibles (Net), Amortization expense			(49)	(48)	(49)
Definite-Lived Intangibles (Net), Foreign currency			1	(2)
Definite-Lived Intangibles (Net), Ending Balance		434	408	434	484
Property, Plant And Equipment [Member]
Goodwill [Line Items]
Net Goodwill, Property, plant and equipment adjustment			8
Property, Plant And Equipment [Member]
Goodwill [Line Items]
Net Goodwill, Property, plant and equipment adjustment			8
BERU [Member]
Goodwill [Line Items]
Indefinite-Lived Intangibles, Acquisition			1
Net Goodwill, Acquisition
Total goodwill and Indefinite lived intangibles, Acquisition			1
Definite-Lived Intangibles (Net), Beru Acquisition			22
2011 Impairment Finalization [Member]
Goodwill [Line Items]
Net Goodwill, Impairment			1
Total Goodwill and Indefinite- Lived Intangibles, impairment			(1)
Definite-Lived Intangibles (Net), impairment

Goodwill And Other Intangible Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended										6 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Definite-Lived Intangible Assets [Member]	Dec. 31, 2011 Definite-Lived Intangible Assets [Member]	Dec. 31, 2010 Definite-Lived Intangible Assets [Member]	Dec. 31, 2012 Definite-Lived Intangible Assets [Member] Maximum [Member]	Dec. 31, 2011 Definite-Lived Intangible Assets [Member] Minimum [Member]	Jun. 30, 2012 Beru Spark Plug Business [Member]	Dec. 31, 2012 Two Thousand And Seven Adjustment [Member]	Dec. 31, 2012 Two Thousand And Seven Adjustment [Member] Maximum [Member]	Sep. 30, 2012 Business Reporting Unit [Member]	Mar. 31, 2012 Property, Plant And Equipment [Member]	Dec. 31, 2011 Goodwill [Member]	Sep. 30, 2012 Trademarks And Brand Names [Member]	Jun. 30, 2012 Trademarks And Brand Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Increase of alleged defective products liability				$ 37											$ 36
Goodwill impairment	91		259	96	259	7										1	3			33
Net of acquired cash				52	8	39								52
Definite lived intangible assets associated with acquisition														22
Indefinite lived intangible assets associated with acquisition														1
Allocated goodwill																	3
Adjustment to goodwill for improperly valued property, plant and equipment																		8
Tax adjustments					19														19
Adjustment in impairment charges		1
Indefinite-lived Intangible Assets, Impairment Losses				141	296																13
Amortization expense				$ 49	$ 48	$ 49			$ 49	$ 48	$ 49
Useful lives of intangible assets							16 years	1 year				14 years	10 years

Goodwill And Other Intangible Assets (Estimate Future Amortization Expense) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2013	$ 48
2014	48
2015	48
2016	46
2017	46
Thereafter	172
Estimated future amortization expense, Total	$ 408	$ 434	$ 484

Investments In Non-Consolidated Affiliates (Aggregate Investments And Direct Ownership In These Affiliates) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Investments in non-consolidated affiliates	$ 240	$ 228
Percentage of investment in affiliates	50.00%
Minimum [Member]
Investments in and Advances to Affiliates [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	2.00%	2.00%
Percentage of investment in affiliates	20.00%
Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of investment in affiliates	50.00%	50.00%

Investments In Non-Consolidated Affiliates (Representation Of Amounts Reflected In Company's Financial Statements Related To Non-Consolidated Affiliates) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity earnings of non-consolidated affiliates	$ 34	$ 37	$ 32
Cash dividends received from non-consolidated affiliates	$ 31	$ 16	$ 43

Investments In Non-Consolidated Affiliates (Aggregated Financial Information Of Non-Consolidated Affiliates) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Sales	$ 682	$ 744	$ 605
Gross margin	151	138	135
Income from continuing operations	91	101	90
Net income	79	88	72
Current assets	301	293
Noncurrent assets	343	358
Current liabilities	153	115
Noncurrent liabilities	$ 39	$ 23

Investments In Non-Consolidated Affiliates (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Percentage of investment in affiliates	50.00%
Establishment year of joint venture	1995
Sale of inventory to joint venture	$ 45	$ 46	$ 36
Net accounts payable	5	6
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of investment in affiliates	20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of investment in affiliates	50.00%	50.00%
Joint Venture [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Investment term of Chinese joint venture	30 years
Joint Venture [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Investment term of Chinese joint venture	50 years
Turkish Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of inventory from joint venture	$ 150	$ 171	$ 127

Accrued Liabilities (Components Of Accrued Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued compensation	$ 153	$ 163
Accrued rebates	113	109
Alleged defective products	42	5
Non-income tax payable	36	25
Accrued product returns	22	16
Accrued professional services	17	14
Accrued income taxes	15	24
Restructuring liabilities	12	8
Accrued warranty	12	2
Other	1	1
Total other current liabilities	$ 423	$ 367

Accrued Liabilities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Accrued Liabilities [Line Items]
Alleged defective products liability	$ 37
Increased alleged defective products liability	$ 42

Debt (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 27, 2007
Line of Credit Facility [Line Items]
Interest rates change	0.0025
Number of years for interest rate swap agreements	5 years
Combined average interest rate for base interest and premium rate	5.37%
Hedged principal amount under interest rate swaps	$ 1,190
Total notional value of five-year interest rate swap agreements	1,190
Fresh-start fair value adjustment to debt facilities				163
Letters of credit issued	37	38
Weighted average cash interest rates	2.60%	3.70%
Interest paid on debt	106	104	107
2013 [Member]
Line of Credit Facility [Line Items]
Sensitivity to Twenty Five BP Change	6
2014 [Member]
Line of Credit Facility [Line Items]
Sensitivity to Twenty Five BP Change	7
2015 [Member]
Line of Credit Facility [Line Items]
Sensitivity to Twenty Five BP Change	2
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowing base				540
Loans mature	Dec 27, 2013
Borrowing base	451	496
Term Loan [Member]
Line of Credit Facility [Line Items]
Long term line of credit				2,960
Tranche B Term Loan [Member]
Line of Credit Facility [Line Items]
Loans mature	Dec 27, 2014
Long term line of credit				1,960
Tranche C Term Loan [Member]
Line of Credit Facility [Line Items]
Loans mature	Dec 27, 2015
Long term line of credit				1,000
LIBOR [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				1.75%
LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				1.50%
LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				2.00%
Federal Funds Rate [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				0.50%
ABR [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				0.75%
ABR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				0.50%
ABR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				1.00%
Tranche B [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				1.94%
Tranche C [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				0.94%
Letter of Credit Account	$ 50

Debt (Amortization of Fair Value Adjustment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Amortization of fair value adjustment	$ 22	$ 23	$ 22

Debt (Components of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt discount	$ (52)	$ (74)
Other debt, primarily foreign instruments	67	61
Total other long-term debts	2,827	2,829
Less: short-term debt, including current maturities of long-term debt	(94)	(88)
Total long-term debt	2,733	2,741
Tranche B Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	1,862	1,882
Tranche C Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	$ 950	$ 960

Debt (Estimated Fair Value Of Company's Debt Facilities) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Estimated Fair Value (Level 1)	$ 2,587	$ 2,660
Carrying Value in Excess of Fair Value	$ 173	$ 108
Valuation Technique	A	A

Debt (Contractual Debt Obligations Outstanding) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 94
2014	1,852
2015	931
2016	1
2017	1
Total	$ 2,879

Pensions And Other Postemployment Benefits (Reconciliation of Plans Benefit Obligations, Plan Assets, Funded Status And Recognition In Consolidated Balance Sheets) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 23, 2010	Jun. 01, 2010
United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailments	$ (16)
Pension Benefits [Member] | United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	21	19	21
Interest cost	53	58	61
Funded status of the plan	(520)	(557)
Current liabilities	(3)	(3)
Noncurrent liabilities	(517)	(554)
Net amount recognized	(520)	(557)
Net actuarial loss	435	415
Total	435	415
Pension Benefits [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	9	9	8
Interest cost	16	17	16
Funded status of the plan	(419)	(314)
Noncurrent assets	2	2
Current liabilities	(15)	(14)
Noncurrent liabilities	(406)	(302)
Net amount recognized	(419)	(314)
Net actuarial loss	107	36
Prior service cost (credit)	4	3
Total	111	39
Pension Benefits [Member] | Change In Benefit Obligation [Member] | United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	1,227	1,151
Service cost	21	19
Interest cost	53	58
Benefits paid	(62)	(60)
Curtailments	(16)
Settlements	(4)
Contractual termination benefit	6
Actuarial losses (gains) and changes in actuarial assumptions	98	59
Net transfers (out) in	(25)
Benefit obligation, end of year	1,298	1,227
Pension Benefits [Member] | Change In Benefit Obligation [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	362	352
Service cost	9	9
Interest cost	16	17
Benefits paid	(21)	(22)
Plan amendments	1
Actuarial losses (gains) and changes in actuarial assumptions	94	21
Net transfers (out) in	3	1
Currency translation	10	(16)
Benefit obligation, end of year	474	362
Pension Benefits [Member] | Change In Plan Assets [Member] | United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning of year	670	662
Actual return on plan assets	82	9
Company contributions	93	64
Benefits paid	(62)	(60)
Expenses	(5)	(5)
Fair value of plan assets, end of year	778	670
Pension Benefits [Member] | Change In Plan Assets [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning of year	48	48
Actual return on plan assets	3	2
Company contributions	24	23
Benefits paid	(21)	(22)
Currency translation	1	(3)
Fair value of plan assets, end of year	55	48
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	1
Interest cost	14	18	21
Funded status of the plan	(395)	(350)
Current liabilities	(29)	(26)
Noncurrent liabilities	(366)	(324)
Net amount recognized	(395)	(350)
Net actuarial loss	113	41
Prior service cost (credit)	(75)	(124)		2	162
Total	38	(83)
Other Postemployment Benefits [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	350	366
Service cost	1	1
Interest cost	14	18
Benefits paid	(29)	(30)
Medicare subsidies received	3	3
Plan amendments	(16)	(4)
Actuarial losses (gains) and changes in actuarial assumptions	75	(3)
Net transfers (out) in	(3)
Currency translation		(1)
Benefit obligation, end of year	395	350
Other Postemployment Benefits [Member] | Change In Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions	26	27
Benefits paid	(29)	(30)
Medicare subsidies received	$ 3	$ 3

Pensions And Other Postemployment Benefits (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended														12 Months Ended								3 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 United States [Member]	Dec. 31, 2011 United States [Member]	Dec. 31, 2010 United States [Member]	Dec. 31, 2012 Italy [Member]	Dec. 31, 2011 Italy [Member]	Dec. 31, 2010 Italy [Member]	Dec. 31, 2012 France [Member]	Dec. 31, 2011 France [Member]	Dec. 31, 2010 France [Member]	Dec. 31, 2012 European [Member]	Dec. 31, 2011 European [Member]	Dec. 31, 2012 Equity Investments [Member]	Dec. 31, 2012 Fixed Income Investments [Member]	Dec. 31, 2012 Other Investment [Member]	Dec. 31, 2012 Investment Fund [Member]	Dec. 31, 2012 United States Plans [Member]	Dec. 31, 2012 Insurance Contract [Member]	Dec. 31, 2012 Debt [Member]	Dec. 31, 2012 Equity Securities [Member]	Sep. 30, 2010 Other Postemployment Benefits [Member]	Jun. 30, 2010 Other Postemployment Benefits [Member]	Dec. 31, 2012 Other Postemployment Benefits [Member]	Dec. 31, 2011 Other Postemployment Benefits [Member]	Dec. 31, 2010 Other Postemployment Benefits [Member]	Jun. 23, 2010 Other Postemployment Benefits [Member]	Jun. 01, 2010 Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailment																				$ 16
Prior service credit in AOCI																										(75)	(124)		2	162
Curtailment gain	51	51	1	29																				24	4	51	1	29
Defined benefit plan, target plan asset allocations																50.00%	25.00%	25.00%	87.00%		70.00%	25.00%	5.00%
Accumulated benefit obligation for all pension plans		1,735	1,554
Company contribute to its pension plans		82
Contribution expense for the eligible employees		23	23	21
Amounts contributed to defined contribution pension plans					1	1	1	1	1	1	1	1	1
Current portion of postemployment benefit liability		$ 47	$ 43		$ 34	$ 36								$ 34	$ 36

Pensions And Other Postemployment Benefits (Weighted-Average Assumptions Used To Determine Benefit Obligation) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.60%	4.45%
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.70%	4.50%
Rate of compensation increase		3.50%
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.99%	4.69%
Rate of compensation increase	3.13%	3.16%

Pensions And Other Postemployment Benefits (Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost (Credit)) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.45%	5.10%
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.15%
Expected return on plan assets	7.60%	8.50%
Rate of compensation increase	3.50%	3.50%
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.69%	4.92%
Expected return on plan assets	5.27%	5.34%
Rate of compensation increase	3.16%	3.18%

Pensions And Other Postemployment Benefits (Information For Defined Benefit Plans With Projected Benefit Obligations In Excess Of Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 395	$ 350
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	1,298	1,227
Fair value of plan assets	778	670
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	472	359
Fair value of plan assets	$ 51	$ 44

Pensions And Other Postemployment Benefits (Information For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Detail) (Pension Benefits [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,298	$ 1,227
Accumulated benefit obligation	1,298	1,213
Fair value of plan assets	778	670
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	471	359
Accumulated benefit obligation	436	338
Fair value of plan assets	$ 50	$ 44

Pensions And Other Postemployment Benefits (Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended									3 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pension Benefits [Member] United States Plans [Member]	Dec. 31, 2011 Pension Benefits [Member] United States Plans [Member]	Dec. 31, 2010 Pension Benefits [Member] United States Plans [Member]	Dec. 31, 2012 Pension Benefits [Member] Non-U.S. Plans [Member]	Dec. 31, 2011 Pension Benefits [Member] Non-U.S. Plans [Member]	Dec. 31, 2010 Pension Benefits [Member] Non-U.S. Plans [Member]	Sep. 30, 2010 Other Postemployment Benefits [Member]	Jun. 30, 2010 Other Postemployment Benefits [Member]	Dec. 31, 2012 Other Postemployment Benefits [Member]	Dec. 31, 2011 Other Postemployment Benefits [Member]	Dec. 31, 2010 Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost					$ 21	$ 19	$ 21	$ 9	$ 9	$ 8			$ 1	$ 1	$ 1
Interest cost					53	58	61	16	17	16			14	18	21
Expected return on plan assets					(52)	(55)	(50)	(2)	(3)	(2)
Amortization of actuarial losses					35	24	25						2	1
Amortization of prior service credit								1					(14)	(16)	(12)
Settlement gain					(1)
Curtailment gain	(51)	(51)	(1)	(29)	(1)						(24)	(4)	(51)	(1)	(29)
Net periodic cost (credit)					$ 55	$ 46	$ 57	$ 24	$ 23	$ 22			$ (48)	$ 3	$ (19)

Pensions And Other Postemployment Benefits (Accumulated Other Comprehensive Loss Expected To Be Recognized As Components Of Net Periodic Benefit Cost) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial losses	$ 6
Amortization of prior service cost	(11)
Total	(5)
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial losses	14
Total	14
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial losses	8
Total	$ 8

Pensions And Other Postemployment Benefits (Assumed Health Care And Drug Cost Trend Rates Used To Measure Next Year's Postemployment Healthcare Benefits) (Detail) (Other Postemployment Benefits [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Drug cost trend rate	8.38%	8.94%
Ultimate drug cost trend rate	5.00%	5.00%
Year ultimate drug cost trend rate reached	2018	2018
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Drug cost trend rate	7.25%	7.63%
Ultimate drug cost trend rate	5.00%	5.00%
Year ultimate drug cost trend rate reached	2018	2018

Pensions And Other Postemployment Benefits (Assumed Health Care Cost Trend Rate Reported For Other Postemployment Benefits Plans) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 BasisPoint
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in health care cost trend rate	100
Total Service And Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
100 basis point ("bp") increase in health care cost trend rate	1
100 bp decrease in health care cost trend rate	(1)
APBO [Member]
Defined Benefit Plan Disclosure [Line Items]
100 basis point ("bp") increase in health care cost trend rate	27
100 bp decrease in health care cost trend rate	(23)

Pensions And Other Postemployment Benefits (Change In Certain Assumptions For Projected Benefit Obligations, Associated Expense And Other Comprehensive Loss) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 BasisPoint
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in discount rate	25
Increase or decrease in return on assets rate	25
25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in discount rate	25
25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in return on assets rate	25
25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in return on assets rate	25
25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in return on assets rate	25
Pension Benefits [Member] | United States Plans [Member] | 25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	35
Change in accumulated OCL	(35)
Pension Benefits [Member] | United States Plans [Member] | 25 BP Decrease In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Pension Benefits [Member] | United States Plans [Member] | 25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	(34)
Change in accumulated OCL	34
Pension Benefits [Member] | United States Plans [Member] | 25 BP Increase In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Pension Benefits [Member] | United States Plans [Member] | 25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Change in accumulated OCL
Pension Benefits [Member] | United States Plans [Member] | 25 BP Decrease In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense	2
Pension Benefits [Member] | United States Plans [Member] | 25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Change in accumulated OCL
Pension Benefits [Member] | United States Plans [Member] | 25 BP Increase In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense	(2)
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	15
Change in accumulated OCL	(15)
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Decrease In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense	1
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	(14)
Change in accumulated OCL	14
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Increase In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense	(1)
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Change in accumulated OCL
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Decrease In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Change in accumulated OCL
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Increase In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Other Postemployment Benefits [Member] | 25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	9
Other Postemployment Benefits [Member] | 25 BP Decrease In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Other Postemployment Benefits [Member] | 25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	(9)
Other Postemployment Benefits [Member] | 25 BP Increase In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Other Postemployment Benefits [Member] | 25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Other Postemployment Benefits [Member] | 25 BP Decrease In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Other Postemployment Benefits [Member] | 25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Other Postemployment Benefits [Member] | 25 BP Increase In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense

Pensions And Other Postemployment Benefits (Change In Certain Assumptions For Projected Benefit Obligations, Associated Expense And Other Comprehensive Loss) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012 BasisPoint
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in discount rate	25
25 bp decrease in return on assets rate	25
25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in discount rate	25
25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in return on assets rate	25
25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in return on assets rate	25
25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in return on assets rate	25

Pensions And Other Postemployment Benefits (Projected Benefit Payments From Plans) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 30
2014	30
2015	30
2016	29
2017	29
Years 2018 - 2022	128
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	81
2014	80
2015	81
2016	83
2017	78
Years 2018 - 2022	413
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	27
2014	24
2015	25
2016	24
2017	25
Years 2018 - 2022	$ 134

Income Taxes (Components of (Loss) Income from Continuing Operations before Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Domestic	$ (102)	$ (238)	$ (3)
International	(16)	180	187
(Loss) income from continuing operations before income taxes	$ (118)	$ (58)	$ 184

Income Taxes (Significant Components of (Expense) Benefit for Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current Federal, State and local					$ (2)	$ 6	$ 1
Current, International					(47)	(40)	(54)
Total current					(49)	(34)	(53)
Deferred, Federal, State and local					32	9	(3)
Deferred, International					46	8	44
Total deferred					78	17	41
Income tax benefit (expense)	$ (5)	$ (7)	$ (15)	$ (14)	$ 29	$ (17)	$ (12)

Income Taxes (Reconciliation of Income Taxes Computed at United States Federal Statutory Tax Rate to Income Tax (Expense) Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Income tax benefit (expense) at United States statutory rate					$ 41	$ 20	$ (64)
Goodwill impairment					(34)	(91)
U.S. income inclusions from foreign subsidiaries					(27)	(33)	(43)
Non-consolidated foreign affiliates					11	10	8
Tax holidays, incentives and minimum tax					9	13	9
Foreign rate variance					13	9	8
State income taxes					(1)	(1)	(1)
Uncertain tax positions and assessments					335	25	1
Valuation allowances					(326)	30	76
Other					8	1	(6)
Income tax benefit (expense)	$ (5)	$ (7)	$ (15)	$ (14)	$ 29	$ (17)	$ (12)

Income Taxes (Summary of (Provision) Benefit for Income Taxes by Component) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Income tax benefit (expense)	$ (5)	$ (7)	$ (15)	$ (14)	$ 29	$ (17)	$ (12)
Adjustments to goodwill						20	16
Postemployment benefits					(71)	(37)	(23)
Derivatives					18	1	4
Foreign currency translation					(2)	4
Valuation allowances	$ 29			$ 32	$ 29	$ 32	$ 17

Income Taxes (Components Of Company's Deferred Tax Assets And Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards	$ 777	$ 484
Postemployment benefits, including pensions	414	371
Reorganization costs	51	78
Inventory	46	31
Other temporary differences	94	58
Tax credits	126	113
Total deferred tax assets	1,508	1,135
Valuation allowances for deferred tax assets	(1,223)	(824)
Net deferred tax assets	285	311
Investment in U.S. subsidiaries	(307)	(366)
Intangible assets	(199)	(240)
Fixed assets	(30)	(61)
Total deferred tax liabilities	(536)	(667)
Total deferred tax assets and liabilities	$ (251)	$ (356)

Income Taxes (Deferred Tax Assets and Liabilities Recorded in Consolidated Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses and other current assets	$ 42	$ 39
Other noncurrent assets	95	39
Other current liabilities
Long-term portion of deferred income taxes	(388)	(434)
Total deferred tax assets and liabilities	$ (251)	$ (356)

Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax credit carryforward valuation allowance	$ 29	$ 32	$ 17
Deferred tax assets before valuation allowance	903
Net of income tax paid	56	43	43
Undistributed earnings	719
Cash and cash equivalents	467
Cash and cash equivalents held by foreign subsidiaries	219
Total unrecognized tax benefits	69	375	399	419
Unrecognized tax benefits affecting effective tax rates	39	66	76
Liabilities for tax-related net interest and penalties	15	13	16
Tax expenses related to net (decrease) increase in interest and penalties	2	(3)	3
Decrease in unrecognized tax benefits	22
Expected period for decrease in unrecognized tax benefit	12 months
Impact on effective tax rate from unrecognized tax benefits	5
Valuation Allowance, Other Tax Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforward valuation allowance	849
United States [Member]
Income Taxes [Line Items]
Deferred tax assets before valuation allowance	507
United Kingdom [Member]
Income Taxes [Line Items]
Deferred tax assets before valuation allowance	199
Other Jurisdictions [Member]
Income Taxes [Line Items]
Deferred tax assets before valuation allowance	$ 197

Income Taxes (Summary Of Changes In Gross Amount Of Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 375	$ 399	$ 419
Additions based on tax positions related to the current year	7	6	6
Additions for tax positions of prior years	10	22	6
Decreases for tax positions of prior years	(9)	(20)	(8)
Decreases for statute of limitations expiration	(13)	(8)	(18)
Settlements	(300)	(21)	(5)
Impact of currency translation	(1)	(3)	(1)
Ending Balance	$ 69	$ 375	$ 399

Commitments And Contingencies (Total Environmental Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrual For Environmental Loss Contingencies [Line Items]
Other current liabilities	$ 6	$ 5
Other accrued liabilities (noncurrent)	9	11
Total	$ 15	$ 16

Commitments And Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Environmental Exit Cost [Line Items]
Environmental liabilities estimated remediation costs	$ 43

Commitments And Contingencies (Liabilities For Asset Retirement Obligation) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation [Line Items]
Other current liabilities	$ 3	$ 1
Other accrued liabilities (noncurrent)	26	21
Total Liabilities	$ 29	$ 22	$ 25

Commitments And Contingencies (Rollforward Of Company's Asset Retirement Obligation Liability) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Opening Balance	$ 22	$ 25
Liabilities incurred	9	2
Liabilities settled/adjustments	(2)	(5)
Closing Balance	$ 29	$ 22

Accumulated Other Comprehensive Loss (Schedule Of Accumulated Other Comprehensive Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments and other	$ (242)	$ (298)
Hedge instruments	(8)	(56)
Hedge instruments, including tax impact	(24)	(70)
Postemployment benefits	(601)	(361)
Postemployment benefits, including tax impact	(584)	(371)
Accumulated other comprehensive loss, Net	(850)	(739)
Hedging Instrument [Member]
Accumulated Comprehensive Income Loss [Line Items]
Income taxes	(16)	(14)
Post Employment Benefits Plan [Member]
Accumulated Comprehensive Income Loss [Line Items]
Income taxes	$ 17	$ (10)

Warrants (Narrative) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Warrants to purchase common shares	6,951,871
Warrants exercise price	$ 45.815
Warrants exercise price period	Dec 27, 2014

Stock-Based Compensation (Narrative) (Detail) (USD $)	1 Months Ended			12 Months Ended
	Feb. 28, 2012	Feb. 28, 2011	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 23, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extension of employment term under agreement				3 years			3 years
Stock options granted				$ 4,000,000
Share-based compensation arrangement by share-based payment award, options, expirations in period				4,000,000
Revised fair value				27,000,000
Options intrinsic values				0
Share based compensation arrangement by share based payment award expiration date				Jun 29, 2012
Expense related to stock options				0		1,000,000
Deferred compensation arrangement with individual gross payout				9,700,000	9,700,000
Shares issued				500,000
Share price							$ 19.46
Expected life of stock option				Five
Expected dividend yield				0.00%	0.00%	0.00%
Granted, SARs	809,000	1,043,000	437,000
SARs granted vested	25.00%	25.00%		33.30%
SARs fair value				800,000	8,000,000	6,600,000
SARs recognized income				4,000,000	1,000,000
Expected forfeitures				0.00%
SARs recognized expense					2,000,000	3,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock options				$ 1,000,000	$ 1,000,000	$ 2,000,000

Stock-Based Compensation (Deferred Compensation Agreement Fair Values) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options connected to deferred compensation		$ 19.5	$ 19.5
Expected volatility		60.00%	58.00%
Expected dividend yield .	0.00%	0.00%	0.00%
Risk-free rate over the estimated expected life		0.17%	0.59%
Expected life (in years)		1 year 6 months	2 years
Fair value	$ 0.8	$ 8	$ 6.6
Fair value of vested portion		$ 8	$ 6.6

Stock-Based Compensation (Summary Of Company Stock Appreciation Rights (SARs) Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended
	Feb. 28, 2012	Feb. 28, 2011	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Stock Appreciation Rights [Member]	Dec. 31, 2011 Stock Appreciation Rights [Member]	Dec. 31, 2010 Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Outstanding, Beginning Balance						1,388,000	401,000
Granted, SARs	809,000	1,043,000	437,000			809,000	1,043,000	437,000
Exercised, SARs							(34,000)
Forfeited, SARs						(311,000)	(22,000)	(36,000)
SARs Outstanding, Ending Balance						1,886,000	1,388,000	401,000
Weighted Average Exercise SARs Outstanding, Beginning Balance						$ 19.96	$ 17.16
Exercisable, SARs Ending Balance						785,000
Granted, Weighted Average Exercise SARs						$ 17.64	$ 21.03	$ 17.16
Exercised , Weighted Average Exercise SARs							$ 19.49
Forfeited , Weighted Average Exercise SARs						$ 18.5	$ 20.18	$ 17.16
Weighted Average Exercise SARs Outstanding, Ending Balance						$ 19.21	$ 19.96	$ 17.16
Exercisable Weighted Average Exercise SARs Ending Balance						$ 19.46
Outstanding, Weighted Average Remaining Contractual Life (Years)						3 years 4 months 24 days	3 years 10 months 24 days	4 years 2 months 12 days
Exercisable, Weighted Average Remaining Contractual Life (Years)						3 years 2 months 12 days
Outstanding, Aggregate Intrinsic Value					$ 1
Exercisable, Aggregate Intrinsic Value

Stock-Based Compensation (SARs Fair Values Were Estimated Using Black-Scholes Valuation Model) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 19.5	$ 19.5
Expected volatility		60.00%	58.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeitures	0.00%
Risk-free rate over the expected life		0.17%	0.59%
Expected life (in years)		1 year 6 months	2 years
Fair value	$ 800,000	$ 8,000,000	$ 6,600,000
Fair value of vested portion		8,000,000	6,600,000
2012 SARs [Member] | Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 17.64
Expected volatility	56.00%
Expected dividend yield	0.00%
Expected forfeitures	0.00%
Risk-free rate over the expected life	0.30%
Expected life (in years)	2 years 6 months
Fair value	0.8
Fair value of vested portion	0.2
2011 SARs [Member] | Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 21.03	$ 21.03
Expected volatility	56.00%	60.00%
Expected dividend yield	0.00%	0.00%
Expected forfeitures	0.00%	0.00%
Risk-free rate over the expected life	0.23%	0.29%
Expected life (in years)	1 year 8 months 12 days	2 years 6 months
Fair value	0.4	3.9
Fair value of vested portion	0.2	0.9
2010 SARs [Member] | Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 17.16	$ 17.16	$ 17.16
Expected volatility	56.00%	60.00%	58.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeitures	0.00%	0.00%	0.00%
Risk-free rate over the expected life	0.17%	0.20%	0.86%
Expected life (in years)	1 year 1 month 6 days	1 year 9 months 18 days	2 years 8 months 12 days
Fair value	0.1	1.5	3.6
Fair value of vested portion		$ 0.5

(Loss) Income Per Share (Basic And Diluted Income (Loss) Per Common Share) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income from continuing operations	$ (77)				$ (55)		$ 35		$ (236)		$ 36		$ 66		$ 53		$ (96)		$ (82)		$ 166
Loss from discontinued operations	(3)		(11)		(4)		(3)		(3)		(2)		(2)		(2)		(21)		(8)		(5)
Net (loss) income attributable to Federal-Mogul shareholders	$ (80)	[1]	$ (11)	[1]	$ (59)	[1]	$ 32	[1]	$ (239)	[2]	$ 34	[2]	$ 64	[2]	$ 51	[2]	$ (117)	[1]	$ (90)	[2]	$ 161
Weighted average shares outstanding, basic (in millions)	98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9
Incremental shares on assumed conversion of deferred compensation stock (in millions)																	0.5		0.5		0.5
Weighted average shares outstanding, diluted (in millions)	99.4		99.4		99.4		99.4		99.4		99.4		99.8		99.7		99.4		99.4		99.4
Net (loss) income per common share attributable to Federal-Mogul - basic:
Net (loss) income from continuing operations	$ (0.78)				$ (0.56)		$ 0.35		$ (2.39)		$ 0.36		$ 0.67		$ 0.54		$ (0.97)		$ (0.83)		$ 1.68
Loss from discontinued operations	$ (0.03)		$ (0.11)		$ (0.04)		$ (0.03)		$ (0.03)		$ (0.02)		$ (0.02)		$ (0.02)		$ (0.21)		$ (0.08)		$ (0.05)
Net (loss) income	$ (0.81)	[1]	$ (0.11)	[1]	$ (0.6)	[1]	$ 0.32	[1]	$ (2.42)	[2]	$ 0.34	[2]	$ 0.65	[2]	$ 0.52	[2]	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.63
Net (loss) income per common share attributable to Federal-Mogul - diluted:
Net (loss) income from continuing operations	$ (0.78)				$ (0.56)		$ 0.35		$ (2.39)		$ 0.36		$ 0.66		$ 0.53		$ (0.97)		$ (0.83)		$ 1.67
Loss from discontinued operations	$ (0.03)		$ (0.11)		$ (0.04)		$ (0.03)		$ (0.03)		$ (0.02)		$ (0.02)		$ (0.02)		$ (0.21)		$ (0.08)		$ (0.05)
Net (loss) income	$ (0.81)	[1]	$ (0.11)	[1]	$ (0.6)	[1]	$ 0.32	[1]	$ (2.42)	[2]	$ 0.34	[2]	$ 0.64	[2]	$ 0.51	[2]	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.62

[1]	The Company's results were impacted by the following: • Quarter ended December 31, 2012: The Company recognized adjustment of assets to fair value of $20 million, partially offset by $5 million of tax benefit. • Quarter ended September 30, 2012: The Company recognized adjustment of assets to fair value of $46 million, partially offset by $7 million of tax benefit. This net charge was more than offset by the Company's recognition of a $51 million OPEB curtailment gain with no tax impact. • Quarter ended June 30, 2012: The Company recognized adjustment of assets to fair value of $119 million, partially offset by $15 million of tax benefit.
[2]	The Company's results were impacted by the following: • Quarter ended December 31, 2011: The Company recognized adjustment of assets to fair value of $304 million, partially offset by $14 million of tax benefit.

(Loss) Income Per Common Share (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Appreciation Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Deferred compensation agreement share issued	500,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of diluted earnings per share	6,951,871	6,951,871	6,951,871
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of diluted earnings per share	4,000,000	4,000,000	4,000,000

Thailand Manufacturing Facility Flood (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2012	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011
Amount Of Insurance Recoverable [Line Items]
Partially submerge flood waters facility				42 days
Cash advance from insurance carrier	$ 5	$ 25	$ 30
Amount of insurance recoverable				$ 21

Thailand Manufacturing Facility Flood (Amount Of Insurance Recoverable) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Amount Of Insurance Recoverable [Line Items]
Amount of insurance recoverable	$ 21
Property, Plant And Equipment [Member]
Amount Of Insurance Recoverable [Line Items]
Amount of insurance recoverable	13
Inventory [Member]
Amount Of Insurance Recoverable [Line Items]
Amount of insurance recoverable	6
Incremental Costs Incurred To Restore Operations [Member]
Amount Of Insurance Recoverable [Line Items]
Amount of insurance recoverable	$ 2

Thailand Manufacturing Facility Flood (Rollforward Of Insurance Recoverable) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2012	Feb. 29, 2012	Dec. 31, 2012
Amount Of Insurance Recoverable [Line Items]
Insurance recoverable as of December 31, 2011			$ 21
Cash advance from insurance carrier	(5)	(25)	(30)
Incremental costs incurred to restore operations			9
Insurance recoverable as of December 31, 2012

Operations By Reporting Segment And Geographic Area (Narrative) (Detail)	9 Months Ended
Sep. 30, 2012 Segment
Segment Reporting Information [Line Items]
Number of Reportable Segments	2

Operations By Reporting Segment And Geographic Area (Summary Of Net Sales, Cost Of Products Sold And Gross Margin Information) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,578	$ 1,586	$ 1,685	$ 1,740	$ 1,633	$ 1,711	$ 1,773	$ 1,699	$ 6,590	$ 6,816	$ 6,138
Cost of products sold									(5,671)	(5,728)	(5,132)
Gross margin	169	215	257	277	248	264	298	278	919	1,088	1,006
Powertrain [Member]
Segment Reporting Information [Line Items]
Net sales									4,044	4,221	3,578
Cost of products sold									(3,580)	(3,652)	(3,110)
Gross margin									464	569	468
Vehicle Components Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									2,937	3,033	2,993
Cost of products sold									(2,475)	(2,509)	(2,449)
Gross margin									462	524	544
Inter-segment eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									(391)	(438)	(433)
Cost of products sold									391	438	433
Total Reporting Segment [Member]
Segment Reporting Information [Line Items]
Cost of products sold									(5,664)	(5,723)	(5,126)
Gross margin									926	1,093	1,012
Corporate [Member]
Segment Reporting Information [Line Items]
Cost of products sold									(7)	(5)	(6)
Gross margin									$ (7)	$ (5)	$ (6)

Operations By Reporting Segment And Geographic Area (Summary Of Net Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Operational EBITDA									$ 496	$ 688	$ 655
Depreciation and amortization									(288)	(283)	(331)
Interest expense, net									(128)	(127)	(129)
Adjustment of assets to fair value	(20)	(46)	(119)		(304)				(187)	(307)	(2)
Non-service cost components associated with the U.S. based funded pension plan									(35)	(25)	(33)
Restructuring expense, net									(26)	(5)	(8)
Discontinued operations	(3)	(11)	(4)	(3)	(3)	(2)	(2)	(2)	(21)	(8)	(5)
OPEB curtailment gains		51							51	1	29
Income tax benefit (expense)	(5)	(7)	(15)		(14)				29	(17)	(12)
Other									(1)		3
Net (loss) income									(110)	(83)	167
Powertrain [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Operational EBITDA									296	433	355
Vehicle Components Solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Operational EBITDA									$ 200	$ 255	$ 300

Operations By Reporting Segment And Geographic Area (Summary of Total Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total Assets	$ 6,927	$ 7,029
Capital Expenditures	387	348	251
Depreciation and amortization	289	284	333
Powertrain [Member]
Segment Reporting Information [Line Items]
Total Assets	3,143	3,028
Capital Expenditures	283	263	174
Depreciation and amortization	168	159	189
Vehicle Components Solutions [Member]
Segment Reporting Information [Line Items]
Total Assets	3,242	3,208
Capital Expenditures	86	68	58
Depreciation and amortization	99	102	119
Total Reporting Segment [Member]
Segment Reporting Information [Line Items]
Total Assets	6,385	6,236
Capital Expenditures	369	331	232
Depreciation and amortization	267	261	308
Corporate [Member]
Segment Reporting Information [Line Items]
Total Assets	517	760
Capital Expenditures	16	14	18
Depreciation and amortization	21	21	23
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Total Assets	25	33
Capital Expenditures	2	3	1
Depreciation and amortization	$ 1	$ 2	$ 2

Operations By Reporting Segment and Geographic Area (Summary Of Geographic Information Sales And PPE) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Information [Line Items]
Net sales	$ 1,578	$ 1,586	$ 1,685	$ 1,740	$ 1,633	$ 1,711	$ 1,773	$ 1,699	$ 6,590	$ 6,816	$ 6,138
Property, plant and equipment, net	1,971				1,855				1,971	1,855
United States [Member]
Geographic Information [Line Items]
Net sales									2,584	2,529	2,433
Property, plant and equipment, net	554				521				554	521
Germany [Member]
Geographic Information [Line Items]
Net sales									1,160	1,284	1,052
Property, plant and equipment, net	399				388				399	388
France [Member]
Geographic Information [Line Items]
Net sales									365	430	395
Property, plant and equipment, net	93				84				93	84
Mexico [Member]
Geographic Information [Line Items]
Net sales									312	292	259
Property, plant and equipment, net	122				109				122	109
China [Member]
Geographic Information [Line Items]
Net sales									288	262	211
Property, plant and equipment, net	126				127				126	127
Belgium [Member]
Geographic Information [Line Items]
Net sales									286	299	275
Property, plant and equipment, net	24				22				24	22
Italy [Member]
Geographic Information [Line Items]
Net sales									263	302	277
Property, plant and equipment, net	71				75				71	75
United Kingdom [Member]
Geographic Information [Line Items]
Net sales									260	284	258
Property, plant and equipment, net	76				68				76	68
India [Member]
Geographic Information [Line Items]
Net sales									229	251	206
Property, plant and equipment, net	146				137				146	137
Other [Member]
Geographic Information [Line Items]
Net sales									843	883	772
Property, plant and equipment, net	$ 360				$ 324				$ 360	$ 324

Quarterly Financial Data (Unaudited) (Quarterly Operating Results Of Company) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Quarterly Financial Data [Line Items]
Net sales	$ 1,578		$ 1,586		$ 1,685		$ 1,740		$ 1,633		$ 1,711		$ 1,773		$ 1,699		$ 6,590		$ 6,816		$ 6,138
Gross margin	169		215		257		277		248		264		298		278		919		1,088		1,006
(Loss) income from continuing operations, attributable to Federal-Mogul	(77)				(55)		35		(236)		36		66		53		(96)		(82)		166
(Loss) from discontinued operations, net of tax	(3)		(11)		(4)		(3)		(3)		(2)		(2)		(2)		(21)		(8)		(5)
Net (loss) income attributable to Federal-Mogul	$ (80)	[1]	$ (11)	[1]	$ (59)	[1]	$ 32	[1]	$ (239)	[2]	$ 34	[2]	$ 64	[2]	$ 51	[2]	$ (117)	[1]	$ (90)	[2]	$ 161
Net (loss) income per common share attributable to Federal-Mogul - basic:
(Loss) income from continuing operations	$ (0.78)				$ (0.56)		$ 0.35		$ (2.39)		$ 0.36		$ 0.67		$ 0.54		$ (0.97)		$ (0.83)		$ 1.68
(Loss) from discontinued operations	$ (0.03)		$ (0.11)		$ (0.04)		$ (0.03)		$ (0.03)		$ (0.02)		$ (0.02)		$ (0.02)		$ (0.21)		$ (0.08)		$ (0.05)
Net (loss) income	$ (0.81)	[1]	$ (0.11)	[1]	$ (0.6)	[1]	$ 0.32	[1]	$ (2.42)	[2]	$ 0.34	[2]	$ 0.65	[2]	$ 0.52	[2]	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.63
Net (loss) income per common share attributable to Federal-Mogul - diluted:
(Loss) income from continuing operations	$ (0.78)				$ (0.56)		$ 0.35		$ (2.39)		$ 0.36		$ 0.66		$ 0.53		$ (0.97)		$ (0.83)		$ 1.67
(Loss) from discontinued operations	$ (0.03)		$ (0.11)		$ (0.04)		$ (0.03)		$ (0.03)		$ (0.02)		$ (0.02)		$ (0.02)		$ (0.21)		$ (0.08)		$ (0.05)
Net (loss) income	$ (0.81)	[1]	$ (0.11)	[1]	$ (0.6)	[1]	$ 0.32	[1]	$ (2.42)	[2]	$ 0.34	[2]	$ 0.64	[2]	$ 0.51	[2]	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.62
Weighted avg. shares outstanding - basic (in millions)	98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9
Weighted avg. shares outstanding - diluted (in millions)	99.4		99.4		99.4		99.4		99.4		99.4		99.8		99.7		99.4		99.4		99.4
Stock price, High	$ 10.18		$ 11.79		$ 17.2		$ 17.97		$ 19.28		$ 23.99		$ 27.2		$ 26
Stock price, Low	$ 6.9		$ 8.67		$ 9.96		$ 14.8		$ 13.06		$ 14.11		$ 19.61		$ 18.91
Dividend per share

[1]	The Company's results were impacted by the following: • Quarter ended December 31, 2012: The Company recognized adjustment of assets to fair value of $20 million, partially offset by $5 million of tax benefit. • Quarter ended September 30, 2012: The Company recognized adjustment of assets to fair value of $46 million, partially offset by $7 million of tax benefit. This net charge was more than offset by the Company's recognition of a $51 million OPEB curtailment gain with no tax impact. • Quarter ended June 30, 2012: The Company recognized adjustment of assets to fair value of $119 million, partially offset by $15 million of tax benefit.
[2]	The Company's results were impacted by the following: • Quarter ended December 31, 2011: The Company recognized adjustment of assets to fair value of $304 million, partially offset by $14 million of tax benefit.

Quarterly Financial Data (Unaudited) (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Quarterly Financial Data [Line Items]
Goodwill, other indefinite-lived intangible assets and PP&E impairments	$ 20	$ 46	$ 119	$ 304	$ 187	$ 307	$ 2
Amount of tax benefit partially offset	5	7	15	14	(29)	17	12
Curtailment gain		$ 51			$ 51	$ 1	$ 29

Schedule II - Valuation And Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Valuation Allowance For Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 13		$ 13		$ 19
Additions Charged to Costs and Expenses	2		3		1
Charged to Other Accounts
Deductions	(2)	[1]	(3)	[1]	(7)	[1]
Balance at End of Period	13		13		13
Inventory Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	83		86		76
Additions Charged to Costs and Expenses	18		14		18
Charged to Other Accounts
Deductions	(2)	[2]	(17)	[2]	(8)	[2]
Balance at End of Period	99		83		86
Valuation allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	824		871		865
Additions Charged to Costs and Expenses	334		(27)		(75)
Charged to Other Accounts	65		(20)		81
Deductions
Balance at End of Period	$ 1,223		$ 824		$ 871

[1]	Uncollectible accounts charged off net of recoveries.
[2]	Obsolete inventory charged off.